(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
BALANCED FUND -
CLASS A, CLASS T AND CLASS B


ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                10   THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       13   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              14   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     44   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    52   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    61   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            62


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997               PAST 1   PAST 5    PAST 10
                                             YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS A                   20.99%   65.98%    260.84%

ADVISOR BALANCED - CLASS A                   14.03%   56.44%    240.09%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX         8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                       19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS A             20.99%   10.67%   13.69%

ADVISOR BALANCED - CLASS A             14.03%   9.36%    13.02%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                32.11%   19.87%   17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX   8.89%    7.51%    9.25%

BALANCED FUNDS AVERAGE                 19.51%   13.27%   12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 103223 S00000000000001
             FA Balanced -CL A           S&P 500
LB Aggregate Bond
             00249                       SP001
LB001
  1987/10/31       9425.00                    10000.00
   10000.00
  1987/11/30       9255.27                     9176.00
   10080.10
  1987/12/31       9659.87                     9874.29
   10217.41
  1988/01/31      10226.91                    10290.00
   10576.57
  1988/02/29      10652.19                    10769.52
   10702.12
  1988/03/31      10682.56                    10436.74
   10601.68
  1988/04/30      10867.28                    10552.59
   10544.47
  1988/05/31      10908.32                    10644.39
   10473.59
  1988/06/30      11360.77                    11132.97
   10726.27
  1988/07/31      11319.19                    11090.67
   10670.01
  1988/08/31      11277.62                    10713.58
   10697.98
  1988/09/30      11486.44                    11169.98
   10940.18
  1988/10/31      11654.89                    11480.51
   11146.14
  1988/11/30      11539.08                    11316.34
   11010.74
  1988/12/31      11677.35                    11514.37
   11023.14
  1989/01/31      12136.75                    12357.22
   11181.74
  1989/02/28      12179.48                    12049.53
   11100.69
  1989/03/31      12384.46                    12330.28
   11148.69
  1989/04/30      12882.00                    12970.22
   11381.98
  1989/05/31      13303.83                    13495.52
   11681.08
  1989/06/30      13487.22                    13418.59
   12036.74
  1989/07/31      14099.77                    14630.29
   12292.61
  1989/08/31      14318.54                    14917.05
   12110.48
  1989/09/30      14340.90                    14855.89
   12172.46
  1989/10/31      14119.76                    14511.23
   12472.19
  1989/11/30      14407.24                    14807.26
   12591.06
  1989/12/31      14549.62                    15162.63
   12624.75
  1990/01/31      13845.80                    14145.22
   12474.73
  1990/02/28      13882.21                    14327.69
   12515.10
  1990/03/31      14076.51                    14707.38
   12524.32
  1990/04/30      13892.26                    14339.69
   12409.57
  1990/05/31      14408.16                    15737.81
   12777.00
  1990/06/30      14469.28                    15630.80
   12982.01
  1990/07/31      14431.99                    15580.78
   13161.59
  1990/08/31      13549.41                    14172.28
   12985.82
  1990/09/30      13236.68                    13482.09
   13093.26
  1990/10/31      13110.74                    13424.11
   13259.49
  1990/11/30      13702.67                    14291.31
   13544.91
  1990/12/31      14121.43                    14690.04
   13755.96
  1991/01/31      14850.53                    15330.52
   13926.01
  1991/02/28      15720.33                    16426.66
   14044.88
  1991/03/31      16119.61                    16824.18
   14141.50
  1991/04/30      16429.60                    16864.56
   14294.70
  1991/05/31      17114.17                    17593.11
   14378.30
  1991/06/30      16763.40                    16787.34
   14370.99
  1991/07/31      17480.35                    17569.63
   14570.28
  1991/08/31      17923.55                    17986.03
   14885.58
  1991/09/30      18055.51                    17685.67
   15187.21
  1991/10/31      18581.53                    17922.66
   15356.30
  1991/11/30      18147.56                    17200.37
   15497.11
  1991/12/31      18990.71                    19168.09
   15957.35
  1992/01/31      19115.65                    18811.57
   15740.26
  1992/02/29      19518.23                    19056.12
   15842.60
  1992/03/31      19448.94                    18684.52
   15753.29
  1992/04/30      19602.97                    19233.85
   15867.08
  1992/05/31      19995.02                    19328.10
   16166.49
  1992/06/30      19813.22                    19040.11
   16388.98
  1992/07/31      20391.81                    19818.85
   16723.35
  1992/08/31      20391.81                    19412.56
   16892.76
  1992/09/30      20560.51                    19641.63
   17093.00
  1992/10/31      20489.42                    19710.37
   16866.38
  1992/11/30      20617.39                    20382.50
   16870.19
  1992/12/31      20737.78                    20633.20
   17138.45
  1993/01/31      21129.06                    20806.52
   17467.10
  1993/02/28      21580.53                    21089.49
   17772.87
  1993/03/31      22395.04                    21534.48
   17846.93
  1993/04/30      23032.30                    21013.34
   17971.20
  1993/05/31      23472.31                    21576.50
   17994.09
  1993/06/30      23321.18                    21639.07
   18320.20
  1993/07/31      23565.86                    21552.52
   18423.81
  1993/08/31      24422.25                    22369.36
   18746.74
  1993/09/30      24193.92                    22197.11
   18798.23
  1993/10/31      24517.53                    22656.59
   18868.48
  1993/11/30      24193.92                    22441.36
   18707.97
  1993/12/31      24813.81                    22712.90
   18809.36
  1994/01/31      25503.53                    23485.14
   19063.31
  1994/02/28      25054.41                    22848.69
   18732.12
  1994/03/31      24053.79                    21852.49
   18270.29
  1994/04/30      23859.81                    22132.20
   18124.40
  1994/05/31      23956.80                    22495.17
   18121.86
  1994/06/30      23502.15                    21944.03
   18081.81
  1994/07/31      23956.61                    22663.80
   18440.98
  1994/08/31      24248.76                    23593.01
   18463.86
  1994/09/30      24086.72                    23014.99
   18192.10
  1994/10/31      23859.02                    23532.82
   18175.89
  1994/11/30      23533.75                    22675.76
   18135.53
  1994/12/31      23550.01                    23012.04
   18260.76
  1995/01/31      23484.41                    23608.74
   18622.15
  1995/02/28      23894.41                    24528.77
   19064.90
  1995/03/31      24291.41                    25252.62
   19181.87
  1995/04/30      24555.98                    25996.31
   19449.81
  1995/05/31      25035.53                    27035.38
   20202.47
  1995/06/30      25336.09                    27663.41
   20350.58
  1995/07/31      25719.46                    28580.73
   20305.13
  1995/08/31      25786.14                    28652.47
   20550.19
  1995/09/30      26035.26                    29861.60
   20750.11
  1995/10/31      25732.53                    29755.00
   21019.96
  1995/11/30      26455.73                    31061.24
   21334.94
  1995/12/31      26861.62                    31659.48
   21634.35
  1996/01/31      27100.99                    32737.17
   21778.02
  1996/02/29      26656.44                    33040.64
   21399.47
  1996/03/31      26452.49                    33358.82
   21250.72
  1996/04/30      26418.04                    33850.53
   21131.21
  1996/05/31      26555.82                    34723.54
   21088.30
  1996/06/30      26711.54                    34855.83
   21371.50
  1996/07/31      26155.78                    33315.90
   21429.98
  1996/08/31      26364.19                    34018.54
   21394.06
  1996/09/30      27391.40                    35933.10
   21766.89
  1996/10/31      28109.92                    36924.13
   22249.06
  1996/11/30      29617.06                    39715.23
   22630.16
  1996/12/31      29092.60                    38928.47
   22419.74
  1997/01/31      30088.44                    41360.72
   22488.40
  1997/02/28      30550.79                    41684.99
   22544.34
  1997/03/31      29493.60                    39972.15
   22294.51
  1997/04/30      30712.05                    42358.49
   22628.25
  1997/05/31      31948.42                    44937.28
   22842.16
  1997/06/30      33165.59                    46950.47
   23113.28
  1997/07/31      34950.04                    50686.31
   23736.57
  1997/08/31      33399.91                    47846.87
   23534.10
  1997/09/30      34752.68                    50467.44
   23881.19
  1997/10/31      34009.01                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103232 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on October 31, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $34,009 - a 240.09% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 - a 142.28%
increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997               PAST 1   PAST 5    PAST 10
                                             YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS T                   21.36%   66.59%    262.16%

ADVISOR BALANCED - CLASS T                   17.11%   60.76%    249.48%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX         8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                       19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS T             21.36%   10.75%   13.73%

ADVISOR BALANCED - CLASS T             17.11%   9.96%    13.33%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                32.11%   19.87%   17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX   8.89%    7.51%    9.25%

BALANCED FUNDS AVERAGE                 19.51%   13.27%   12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
___IMAHDR PRASUN   SHR__CHT 19971031 19971113 103300 S00000000000001
             FA Balanced -CL T           S&P 500
LB Aggregate Bond
             00170                       SP001
LB001
  1987/10/31       9650.00                    10000.00
   10000.00
  1987/11/30       9476.22                     9176.00
   10080.10
  1987/12/31       9890.48                     9874.29
   10217.41
  1988/01/31      10471.05                    10290.00
   10576.57
  1988/02/29      10906.48                    10769.52
   10702.12
  1988/03/31      10937.58                    10436.74
   10601.68
  1988/04/30      11126.71                    10552.59
   10544.47
  1988/05/31      11168.73                    10644.39
   10473.59
  1988/06/30      11631.98                    11132.97
   10726.27
  1988/07/31      11589.41                    11090.67
   10670.01
  1988/08/31      11546.84                    10713.58
   10697.98
  1988/09/30      11760.65                    11169.98
   10940.18
  1988/10/31      11933.13                    11480.51
   11146.14
  1988/11/30      11814.55                    11316.34
   11010.74
  1988/12/31      11956.12                    11514.37
   11023.14
  1989/01/31      12426.49                    12357.22
   11181.74
  1989/02/28      12470.24                    12049.53
   11100.69
  1989/03/31      12680.11                    12330.28
   11148.69
  1989/04/30      13189.53                    12970.22
   11381.98
  1989/05/31      13621.43                    13495.52
   11681.08
  1989/06/30      13809.19                    13418.59
   12036.74
  1989/07/31      14436.37                    14630.29
   12292.61
  1989/08/31      14660.37                    14917.05
   12110.48
  1989/09/30      14683.25                    14855.89
   12172.46
  1989/10/31      14456.83                    14511.23
   12472.19
  1989/11/30      14751.18                    14807.26
   12591.06
  1989/12/31      14896.96                    15162.63
   12624.75
  1990/01/31      14176.34                    14145.22
   12474.73
  1990/02/28      14213.61                    14327.69
   12515.10
  1990/03/31      14412.56                    14707.38
   12524.32
  1990/04/30      14223.91                    14339.69
   12409.57
  1990/05/31      14752.12                    15737.81
   12777.00
  1990/06/30      14814.70                    15630.80
   12982.01
  1990/07/31      14776.52                    15580.78
   13161.59
  1990/08/31      13872.87                    14172.28
   12985.82
  1990/09/30      13552.67                    13482.09
   13093.26
  1990/10/31      13423.72                    13424.11
   13259.49
  1990/11/30      14029.79                    14291.31
   13544.91
  1990/12/31      14458.55                    14690.04
   13755.96
  1991/01/31      15205.05                    15330.52
   13926.01
  1991/02/28      16095.61                    16426.66
   14044.88
  1991/03/31      16504.43                    16824.18
   14141.50
  1991/04/30      16821.82                    16864.56
   14294.70
  1991/05/31      17522.73                    17593.11
   14378.30
  1991/06/30      17163.59                    16787.34
   14370.99
  1991/07/31      17897.65                    17569.63
   14570.28
  1991/08/31      18351.43                    17986.03
   14885.58
  1991/09/30      18486.54                    17685.67
   15187.21
  1991/10/31      19025.12                    17922.66
   15356.30
  1991/11/30      18580.79                    17200.37
   15497.11
  1991/12/31      19444.07                    19168.09
   15957.35
  1992/01/31      19571.99                    18811.57
   15740.26
  1992/02/29      19984.19                    19056.12
   15842.60
  1992/03/31      19913.24                    18684.52
   15753.29
  1992/04/30      20070.94                    19233.85
   15867.08
  1992/05/31      20472.36                    19328.10
   16166.49
  1992/06/30      20286.21                    19040.11
   16388.98
  1992/07/31      20878.62                    19818.85
   16723.35
  1992/08/31      20878.62                    19412.56
   16892.76
  1992/09/30      21051.34                    19641.63
   17093.00
  1992/10/31      20978.55                    19710.37
   16866.38
  1992/11/30      21109.58                    20382.50
   16870.19
  1992/12/31      21232.85                    20633.20
   17138.45
  1993/01/31      21633.47                    20806.52
   17467.10
  1993/02/28      22095.72                    21089.49
   17772.87
  1993/03/31      22929.67                    21534.48
   17846.93
  1993/04/30      23582.14                    21013.34
   17971.20
  1993/05/31      24032.66                    21576.50
   17994.09
  1993/06/30      23877.92                    21639.07
   18320.20
  1993/07/31      24128.45                    21552.52
   18423.81
  1993/08/31      25005.27                    22369.36
   18746.74
  1993/09/30      24771.49                    22197.11
   18798.23
  1993/10/31      25102.83                    22656.59
   18868.48
  1993/11/30      24771.49                    22441.36
   18707.97
  1993/12/31      25406.18                    22712.90
   18809.36
  1994/01/31      26112.36                    23485.14
   19063.31
  1994/02/28      25652.52                    22848.69
   18732.12
  1994/03/31      24628.02                    21852.49
   18270.29
  1994/04/30      24429.41                    22132.20
   18124.40
  1994/05/31      24528.72                    22495.17
   18121.86
  1994/06/30      24063.20                    21944.03
   18081.81
  1994/07/31      24528.51                    22663.80
   18440.98
  1994/08/31      24827.64                    23593.01
   18463.86
  1994/09/30      24661.73                    23014.99
   18192.10
  1994/10/31      24428.60                    23532.82
   18175.89
  1994/11/30      24095.56                    22675.76
   18135.53
  1994/12/31      24112.21                    23012.04
   18260.76
  1995/01/31      24045.05                    23608.74
   18622.15
  1995/02/28      24464.83                    24528.77
   19064.90
  1995/03/31      24871.31                    25252.62
   19181.87
  1995/04/30      25142.20                    25996.31
   19449.81
  1995/05/31      25633.19                    27035.38
   20202.47
  1995/06/30      25940.93                    27663.41
   20350.58
  1995/07/31      26333.46                    28580.73
   20305.13
  1995/08/31      26401.72                    28652.47
   20550.19
  1995/09/30      26656.80                    29861.60
   20750.11
  1995/10/31      26346.83                    29755.00
   21019.96
  1995/11/30      27087.30                    31061.24
   21334.94
  1995/12/31      27502.87                    31659.48
   21634.35
  1996/01/31      27747.97                    32737.17
   21778.02
  1996/02/29      27292.80                    33040.64
   21399.47
  1996/03/31      27083.98                    33358.82
   21250.72
  1996/04/30      27048.71                    33850.53
   21131.21
  1996/05/31      27189.78                    34723.54
   21088.30
  1996/06/30      27349.22                    34855.83
   21371.50
  1996/07/31      26780.18                    33315.90
   21429.98
  1996/08/31      26993.57                    34018.54
   21394.06
  1996/09/30      28044.79                    35933.10
   21766.89
  1996/10/31      28797.43                    36924.13
   22249.06
  1996/11/30      30338.55                    39715.23
   22630.16
  1996/12/31      29820.30                    38928.47
   22419.74
  1997/01/31      30839.80                    41360.72
   22488.40
  1997/02/28      31313.14                    41684.99
   22544.34
  1997/03/31      30230.21                    39972.15
   22294.51
  1997/04/30      31496.68                    42358.49
   22628.25
  1997/05/31      32763.16                    44937.28
   22842.16
  1997/06/30      34028.33                    46950.47
   23113.28
  1997/07/31      35875.68                    50686.31
   23736.57
  1997/08/31      34286.96                    47846.87
   23534.10
  1997/09/30      35692.08                    50467.44
   23881.19
  1997/10/31      34948.11                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103304 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on October 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $34,948 - a 249.48% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 - a 142.28%
increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December
31, 1996. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee
(0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower.
Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%,
2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS B                        20.39%   65.26%    259.26%

ADVISOR BALANCED - CLASS B                        15.39%   63.26%    259.26%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX              8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                            19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1    PAST 5    PAST 10
                                            YEAR      YEARS     YEARS

ADVISOR BALANCED - CLASS B                  20.39%    10.57%    13.64%

ADVISOR BALANCED - CLASS B                  15.39%    10.30%    13.64%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     32.11%    19.87%    17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX        8.89%     7.51%     9.25%

BALANCED FUNDS AVERAGE                      19.51%    13.27%    12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 103238 S00000000000001
             FA Balanced -CL B           S&P 500
LB Aggregate Bond
             00241                       SP001
LB001
  1987/10/31      10000.00                    10000.00
   10000.00
  1987/11/30       9819.92                     9176.00
   10080.10
  1987/12/31      10249.20                     9874.29
   10217.41
  1988/01/31      10850.83                    10290.00
   10576.57
  1988/02/29      11302.05                    10769.52
   10702.12
  1988/03/31      11334.28                    10436.74
   10601.68
  1988/04/30      11530.27                    10552.59
   10544.47
  1988/05/31      11573.82                    10644.39
   10473.59
  1988/06/30      12053.87                    11132.97
   10726.27
  1988/07/31      12009.75                    11090.67
   10670.01
  1988/08/31      11965.64                    10713.58
   10697.98
  1988/09/30      12187.20                    11169.98
   10940.18
  1988/10/31      12365.93                    11480.51
   11146.14
  1988/11/30      12243.06                    11316.34
   11010.74
  1988/12/31      12389.76                    11514.37
   11023.14
  1989/01/31      12877.19                    12357.22
   11181.74
  1989/02/28      12922.53                    12049.53
   11100.69
  1989/03/31      13140.01                    12330.28
   11148.69
  1989/04/30      13667.91                    12970.22
   11381.98
  1989/05/31      14115.47                    13495.52
   11681.08
  1989/06/30      14310.04                    13418.59
   12036.74
  1989/07/31      14959.97                    14630.29
   12292.61
  1989/08/31      15192.09                    14917.05
   12110.48
  1989/09/30      15215.80                    14855.89
   12172.46
  1989/10/31      14981.17                    14511.23
   12472.19
  1989/11/30      15286.19                    14807.26
   12591.06
  1989/12/31      15437.26                    15162.63
   12624.75
  1990/01/31      14690.51                    14145.22
   12474.73
  1990/02/28      14729.13                    14327.69
   12515.10
  1990/03/31      14935.29                    14707.38
   12524.32
  1990/04/30      14739.80                    14339.69
   12409.57
  1990/05/31      15287.17                    15737.81
   12777.00
  1990/06/30      15352.02                    15630.80
   12982.01
  1990/07/31      15312.45                    15580.78
   13161.59
  1990/08/31      14376.03                    14172.28
   12985.82
  1990/09/30      14044.22                    13482.09
   13093.26
  1990/10/31      13910.60                    13424.11
   13259.49
  1990/11/30      14538.64                    14291.31
   13544.91
  1990/12/31      14982.95                    14690.04
   13755.96
  1991/01/31      15756.53                    15330.52
   13926.01
  1991/02/28      16679.39                    16426.66
   14044.88
  1991/03/31      17103.03                    16824.18
   14141.50
  1991/04/30      17431.94                    16864.56
   14294.70
  1991/05/31      18158.27                    17593.11
   14378.30
  1991/06/30      17786.10                    16787.34
   14370.99
  1991/07/31      18546.79                    17569.63
   14570.28
  1991/08/31      19017.02                    17986.03
   14885.58
  1991/09/30      19157.04                    17685.67
   15187.21
  1991/10/31      19715.15                    17922.66
   15356.30
  1991/11/30      19254.71                    17200.37
   15497.11
  1991/12/31      20149.30                    19168.09
   15957.35
  1992/01/31      20281.86                    18811.57
   15740.26
  1992/02/29      20709.00                    19056.12
   15842.60
  1992/03/31      20635.48                    18684.52
   15753.29
  1992/04/30      20798.90                    19233.85
   15867.08
  1992/05/31      21214.88                    19328.10
   16166.49
  1992/06/30      21021.98                    19040.11
   16388.98
  1992/07/31      21635.87                    19818.85
   16723.35
  1992/08/31      21635.87                    19412.56
   16892.76
  1992/09/30      21814.87                    19641.63
   17093.00
  1992/10/31      21739.43                    19710.37
   16866.38
  1992/11/30      21875.21                    20382.50
   16870.19
  1992/12/31      22002.95                    20633.20
   17138.45
  1993/01/31      22418.10                    20806.52
   17467.10
  1993/02/28      22897.12                    21089.49
   17772.87
  1993/03/31      23761.32                    21534.48
   17846.93
  1993/04/30      24437.46                    21013.34
   17971.20
  1993/05/31      24904.31                    21576.50
   17994.09
  1993/06/30      24743.96                    21639.07
   18320.20
  1993/07/31      25003.57                    21552.52
   18423.81
  1993/08/31      25912.20                    22369.36
   18746.74
  1993/09/30      25669.94                    22197.11
   18798.23
  1993/10/31      26013.30                    22656.59
   18868.48
  1993/11/30      25669.94                    22441.36
   18707.97
  1993/12/31      26327.65                    22712.90
   18809.36
  1994/01/31      27059.44                    23485.14
   19063.31
  1994/02/28      26582.93                    22848.69
   18732.12
  1994/03/31      25521.27                    21852.49
   18270.29
  1994/04/30      25315.45                    22132.20
   18124.40
  1994/05/31      25418.36                    22495.17
   18121.86
  1994/06/30      24935.96                    21944.03
   18081.81
  1994/07/31      25418.15                    22663.80
   18440.98
  1994/08/31      25728.13                    23593.01
   18463.86
  1994/09/30      25556.20                    23014.99
   18192.10
  1994/10/31      25314.61                    23532.82
   18175.89
  1994/11/30      24969.49                    22675.76
   18135.53
  1994/12/31      24986.75                    23012.04
   18260.76
  1995/01/31      24917.15                    23608.74
   18622.15
  1995/02/28      25352.15                    24528.77
   19064.90
  1995/03/31      25773.38                    25252.62
   19181.87
  1995/04/30      26054.09                    25996.31
   19449.81
  1995/05/31      26562.89                    27035.38
   20202.47
  1995/06/30      26881.79                    27663.41
   20350.58
  1995/07/31      27288.56                    28580.73
   20305.13
  1995/08/31      27359.30                    28652.47
   20550.19
  1995/09/30      27623.62                    29861.60
   20750.11
  1995/10/31      27302.42                    29755.00
   21019.96
  1995/11/30      28069.74                    31061.24
   21334.94
  1995/12/31      28500.39                    31659.48
   21634.35
  1996/01/31      28754.37                    32737.17
   21778.02
  1996/02/29      28282.69                    33040.64
   21399.47
  1996/03/31      28066.30                    33358.82
   21250.72
  1996/04/30      28029.75                    33850.53
   21131.21
  1996/05/31      28175.93                    34723.54
   21088.30
  1996/06/30      28341.16                    34855.83
   21371.50
  1996/07/31      27751.49                    33315.90
   21429.98
  1996/08/31      27972.61                    34018.54
   21394.06
  1996/09/30      29061.96                    35933.10
   21766.89
  1996/10/31      29841.90                    36924.13
   22249.06
  1996/11/30      31438.92                    39715.23
   22630.16
  1996/12/31      30864.13                    38928.47
   22419.74
  1997/01/31      31920.61                    41360.72
   22488.40
  1997/02/28      32373.38                    41684.99
   22544.34
  1997/03/31      31252.47                    39972.15
   22294.51
  1997/04/30      32525.37                    42358.49
   22628.25
  1997/05/31      33817.27                    44937.28
   22842.16
  1997/06/30      35088.93                    46950.47
   23113.28
  1997/07/31      36979.95                    50686.31
   23736.57
  1997/08/31      35318.14                    47846.87
   23534.10
  1997/09/30      36713.34                    50467.44
   23881.19
  1997/10/31      35926.07                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103250 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $35,926 - a 259.26% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 -
a 142.28% increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
A favorable economic backdrop of
low inflation, moderate growth and
healthy corporate earnings
translated into positive results for
both stocks and bonds for the
12-month period that ended
October 31, 1997. The stock
market rallied through much of the
period, as prices in general reached
record levels. The Standard & Poor's
500 Index returned 32.11% during
the period. Large-cap,
household-name stocks led much of
this growth, and the Dow Jones
Industrial Average reached the
8,000-point mark for the first time
in its history. International market
volatility got into the act in October,
as currency problems erupted in
Southeast Asia. The Dow fell
550-plus points in one day, only to
reclaim 330-plus points the next.
Inflationary concern and economic
data played major roles in the
direction of the bond market. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market - returned
8.89% during the period. Through
the first half of the year, bonds
suffered from the perception of an
accelerating economy and, in turn,
that inflation would make an
appearance. After a Federal Reserve
Board rate hike in March,
encouraging economic data and the
sense that no further rate increases
would be forthcoming sent bond
markets on a rally that lasted from
April through July. While some of
these gains evaporated in August, a
strong September and October
helped ease the pain. The bond
market attracted wary stock investors
in late October, due to the
aforementioned overseas
developments.
NOTE TO SHAREHOLDERS: The following is an interview with Bettina Doulton, who managed the fund during the period, with additional comments from John Avery, who will become manager of the fund effective January 1, 1998.
Q. HOW DID THE FUND PERFORM, BETTINA?
B.D. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares returned 20.99%, 21.36% and 20.39%, respectively. These returns topped that of the balanced funds average which, according to Lipper Analytical Services, returned 19.51% during that period. Given the fund's balanced asset allocation - namely its blend of equities and bonds - performance typically falls between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. During the period, the S&P 500 and Lehman Brothers Aggregate Bond Index gained 32.11% and 8.89%, respectively.
Q. WHAT STRATEGIES HELPED THE FUND OUTPERFORM ITS LIPPER GROUP?
B.D. While I typically focus on individual stocks - rather than industry sectors - my analysis uncovered a number of attractive investments within the finance and pharmaceuticals industries. Emphasizing these stocks helped, since finance and drug stocks performed very well during the period. BankAmerica and Bristol-Myers Squibb, both top holdings, were particularly impressive performers. Relative to many other balanced funds, an underweighting in telephone and electric utility stocks also worked out well, as unfolding deregulation caused these groups to struggle. Performance also benefited from a moderately higher weighting in stocks, since stocks strongly outperformed bonds during the period.
Q. WERE THERE ANY DISAPPOINTING INVESTMENTS, OR AREAS WHERE THE FUND
LOST GROUND?
B.D. There were certainly a few smaller positions that didn't perform as I expected - largely because what I felt were promising business prospects didn't materialize. However, given the strength of the market, I'd characterize most of my disappointments as missed opportunities. In some cases, I sold stocks too early as they reached my price targets, only to watch them continue rising. In other situations, I simply missed out on stocks by not buying them fast enough. The fund's underexposure to technology stocks - the best-performing sector over the past year - also hurt. However, given the fund's income-oriented objective, it's difficult to justify a sizable weighting in technology stocks because they generally don't pay attractive dividends. The fund's position in General Signal was disappointing, as was R.R. Donnelley, which had a lackluster second-half performance.
Q. HOW DID THE BOND PORTION OF THE PORTFOLIO FARE?
B.D. The fund's bond positions performed well through much of the period, with significant emphasis being placed on short-term corporate bonds, particularly bonds issued by companies that wouldn't be too sensitive to economic swings. Shorter-term bonds - typically in the two-to-four-year range - offered yield advantages relative to Treasuries. In the summer of 1997, we saw some foreshadowing of the currency problems that eventually blew up in Southeast Asia in late October. While Asian corporate bonds struggled during that time, the fund itself had only very small positions that were adversely affected. The only types of bonds that did really well in October were Treasuries, as U.S. corporate bonds felt the ramifications from Asia's woes. With mortgage rates down toward the end of the period, the fund's underweighting in mortgage-backed bonds could prove prudent. Many mortgages are now "in the money," or are refinancable because of the lower rates. This type of climate increases prepayment risk - in which the bondholder prepays principal - and is generally a negative trend for mortgage-related bonds.
Q. TURNING TO YOU, JOHN, WHAT CHANGES DO YOU ENVISION MAKING TO THE FUND IN THE COMING MONTHS?
J.A. Very few. Bettina and I have very similar investment approaches and styles and I think the transition will be mostly seamless. I'm not going to come in on January 2 and turn the portfolio upside down. In fact, if shareholders look at the top holdings now and three months from now, there will most likely be a lot of similarities. I'd like to keep the allocation balance of the fund roughly the same: 60% in equities, 30% in high-grade bonds, 5% in high-yield bonds and the remainder in cash. I'll generally focus on mid- and large-cap issues, with an emphasis on companies with market capitalizations of $2 billion or more. In terms of the Southeast Asia debacle, I'll admit it's a concern. Historically, corrections of this magnitude have resulted in a shakeout, but I don't think the companies that have been affected will be able to assess the damage until next quarter. The future implications will certainly be something to keep an eye on.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.   2.7            2.4

CITICORP                        2.6            2.4

BANKAMERICA CORP.               2.3            2.1

GENERAL ELECTRIC CO.            2.2            2.1

BRISTOL-MYERS SQUIBB CO.        2.2            1.7

TOP FIVE BOND ISSUERS AS OF OCTOBER 31, 1997

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

U.S. TREASURY                              8.3            6.2

FEDERAL NATIONAL MORTGAGE ASSOCIATION      5.5            5.9

FEDERAL HOME LOAN MORTGAGE CORPORATION     0.7            1.3

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   0.7            1.1

WORLDCOM, INC.                             0.6            0.3


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            22.2           20.2

NONDURABLES                        8.6            8.8

ENERGY                             8.2            8.1

HEALTH                             7.9            8.1

INDUSTRIAL MACHINERY & EQUIPMENT   5.6            6.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997**
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 25.1
ROW: 1, COL: 5, VALUE: 59.0
STOCKS  62.4%
BONDS 34.9%
CONVERTIBLE
SECURITIES 0.8%
CERTIFICATES OF
DEPOSIT 0.0%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 11.2%
STOCKS  61.0%
BONDS 36.1%
CONVERTIBLE
SECURITIES 1.1%
CERTIFICATES OF
DEPOSIT 0.1%
SHORT-TERM
INVESTMENTS 1.7%
FOREIGN
INVESTMENTS 9.8%
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 1.8
ROW: 1, COL: 4, VALUE: 34.9
ROW: 1, COL: 5, VALUE: 60.4
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 59.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.2%
AEROSPACE & DEFENSE - 3.2%
AlliedSignal, Inc.   965,200 $ 34,747
Boeing Co.  12,398  594
Lockheed Martin Corp.   279,800  26,598
Sundstrand Corp.   179,000  9,733
Textron, Inc.   62,100  3,590
United Technologies Corp.   246,400  17,248
  92,510
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   396,600  21,516
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   120,500  9,783
TOTAL AEROSPACE & DEFENSE   123,809
BASIC INDUSTRIES - 2.1%
CHEMICALS & PLASTICS - 1.3%
Air Products & Chemicals, Inc.   207,300  15,755
Goodrich (B.F.) Co.   149,000  6,640
Monsanto Co.   138,000  5,900
Nalco Chemical Co.   77,600  3,104
Praxair, Inc.   160,700  7,000
  38,399
PAPER & FOREST PRODUCTS - 0.8%
Chesapeake Corp.   1,700  54
Fort James Corp.   151,250  6,003
Kimberly-Clark Corp.   327,600  17,015
  23,072
TOTAL BASIC INDUSTRIES   61,471
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.3%
Masco Corp.   173,700  7,621
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Johnson Controls, Inc.   105,500 $ 4,734
CONSUMER DURABLES - 1.1%
Minnesota Mining & Manufacturing Co.   355,000  32,483
TEXTILES & APPAREL - 0.0%
Fieldcrest Cannon, Inc. (a)  14,600  488
TOTAL DURABLES   37,705
ENERGY - 7.7%
ENERGY SERVICES - 0.4%
Halliburton Co.   130,000  7,751
Schlumberger Ltd.   58,200  5,093
  12,844
OIL & GAS - 7.3%
Amoco Corp.   250,700  22,986
British Petroleum PLC:
 Ord.   3,490,485  51,171
 ADR  66,077  5,798
Chevron Corp.   125,900  10,442
Exxon Corp.   128,600  7,901
Mobil Corp.   237,200  17,271
Royal Dutch Petroleum Co.:
 Ord.   117,600  6,210
 NY shares  787,600  41,447
Texaco, Inc.   437,200  24,893
Total SA Class B  49,500  5,484
Total SA sponsored ADR  53,800  2,986
USX-Marathon Group   476,300  17,028
  213,617
TOTAL ENERGY   226,461
FINANCE - 15.4%
BANKS - 8.2%
Banc One Corp.   132,000  6,881
Bank of New York Co., Inc.   177,200  8,339
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
BankAmerica Corp.   943,800 $ 67,482
Chase Manhattan Corp.   222,000  25,613
Citicorp  617,800  77,264
National City Corp.   10  1
NationsBank Corp.   693,600  41,529
U.S. Bancorp   27,400  2,786
Wells Fargo & Co.   34,200  9,965
  239,860
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   644,800  50,294
Beneficial Corp.   100,200  7,684
First Chicago NBD Corp.   75,000  5,456
Household International, Inc.   42,300  4,790
Transamerica Corp.   12,400  1,252
  69,476
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,128,900  42,757
Federal National Mortgage Association  606,300  29,368
  72,125
INSURANCE - 2.0%
Allstate Corp.   329,100  27,295
Hartford Financial Services Group, Inc.   198,700  16,095
Progressive Corp.  1,100  114
St. Paul Companies, Inc. (The)  84,800  6,779
Travelers Group, Inc. (The)  103,333  7,233
  57,516
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   160,000  10,950
TOTAL FINANCE   449,927
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 7.2%
American Home Products Corp.   676,100  50,116
Bristol-Myers Squibb Co.   732,740  64,298
Merck & Co., Inc.   250,200  22,330
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Novartis AG (Reg.)  3,400 $ 5,332
Schering-Plough Corp.   494,900  27,745
SmithKline Beecham PLC ADR  867,500  41,315
  211,136
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Baxter International, Inc.   349,100  16,146
TOTAL HEALTH   227,282
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,204
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.   91,500  4,798
General Electric Co.   1,011,100  65,279
Grainger (W.W.), Inc.   25,200  2,203
Honeywell, Inc.   54,900  3,737
  76,017
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Cooper Industries, Inc.   351,129  18,303
Tyco International Ltd.   750,678  28,338
  46,641
POLLUTION CONTROL - 0.8%
Browning-Ferris Industries, Inc.   644,600  20,950
Waste Management, Inc.   179,700  4,200
  25,150
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   147,808
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.1%
Benedek Communications Corp. warrants 7/1/00 (a)  10,500  21
CS Wireless Systems, Inc. (a)(f)  381  -
Time Warner, Inc.   59,500  3,432
  3,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.3%
Cedar Fair LP depositary unit  150,000 $ 7,341
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100  9,486
TOTAL MEDIA & LEISURE   20,280
NONDURABLES - 7.6%
FOODS - 1.4%
Flowers Industries, Inc.   98,000  1,862
General Mills, Inc.   30,000  1,980
Heinz (H.J.) Co.   330,300  15,338
Nabisco Holdings Corp. Class A  219,200  9,015
Sara Lee Corp.   228,000  11,657
  39,852
HOUSEHOLD PRODUCTS - 2.7%
Procter & Gamble Co.   287,600  19,557
Renaissance Cosmetics, Inc. warrants 8/31/06 (a)(f)  2,250  -
Unilever PLC Ord.   1,932,800  14,361
Unilever NV:
 Ord.   120,000  6,367
 ADR  755,600  40,330
  80,615
TOBACCO - 3.5%
Philip Morris Companies, Inc.   1,989,000  78,814
RJR Nabisco Holdings Corp.   719,200  22,790
  101,604
TOTAL NONDURABLES   222,071
RETAIL & WHOLESALE - 1.4%
DRUG STORES - 0.5%
CVS Corp.   73,900  4,531
Rite Aid Corp.   161,900  9,613
  14,144
GENERAL MERCHANDISE STORES - 0.7%
Wal-Mart Stores, Inc.   603,000  21,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
American Stores Co.   258,000 $ 6,627
TOTAL RETAIL & WHOLESALE   41,951
SERVICES - 0.8%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   87,700  3,069
PRINTING - 0.7%
Deluxe Corp.  150,600  4,932
Donnelley (R.R.) & Sons Co.   481,400  15,706
  20,638
SERVICES - 0.0%
Orion Network Systems, Inc. warrants 1/15/07 (a)  1,445  19
Orion Network Systems, Inc. warrants 1/15/07 (a)  6,760  74
  93
TOTAL SERVICES   23,800
TECHNOLOGY - 3.1%
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Exide Electronics Group, Inc. (a)  2,317  67
International Business Machines Corp.   31,800  3,118
Pitney Bowes, Inc.   613,200  48,634
Xerox Corp.   201,300  15,966
  67,785
ELECTRONICS - 0.7%
AMP, Inc.   59,100  2,660
Thomas & Betts Corp.   335,400  16,686
  19,346
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   72,000  4,311
TOTAL TECHNOLOGY   91,442
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.   23,500 $ 2,232
CSX Corp.   21,900  1,198
Union Pacific Corp.   30,000  1,838
  5,268
UTILITIES - 1.8%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(f) 5,760 14 Microcell Telecommunications, Inc. (a):
 warrants 6/1/06  21,520  409
 conditional warrants 6/1/06  21,520  -
  423
ELECTRIC UTILITY - 0.4%
Allegheny Energy, Inc.   37,000  1,045
CMS Energy Corp.   222,100  8,107
Edison International  90,000  2,306
  11,458
GAS - 0.1%
Consolidated Natural Gas Co.   48,800  2,638
TELEPHONE SERVICES - 1.3%
AT&T Corp.   177,600  8,691
ALLTEL Corp.   46,900  1,659
Ameritech Corp.   118,600  7,709
BCE, Inc.   267,600  7,457
Frontier Corp.   14,300  309
GTE Corp.   243,900  10,351
Hyperion Telecommunications, Inc.
warrants 4/15/01 (a)(f)  3,790  284
RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  990  91
Sprint Corp.   30,000  1,560
  38,111
TOTAL UTILITIES   52,630
TOTAL COMMON STOCKS
(Cost $1,320,472)   1,740,730
PREFERRED STOCKS - 2.2%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.6%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  74,000 $ 2,091
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd $3.00 Series C (f) 85,000 5,153 MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  744
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (f)  85,000  5,472
TOTAL MEDIA & LEISURE   6,216
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,900
TOTAL CONVERTIBLE PREFERRED STOCKS   17,360
NONCONVERTIBLE PREFERRED STOCKS - 1.6%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital Trust II 8 3/4%  1,000  1,060
SIG Capital Trust I 9 1/2%, (f)  80  81
  1,141
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital Corp. 9 1/8%  61,560  1,631
TOTAL FINANCE   2,772
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Echostar Communications Corp. 12 1/8%, pay-in-kind 233 $ 238 MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. 13% (f)  5,170  589
American Radio Systems Corp. 11 3/8%, pay-in-kind 24,712 2,839 Cablevision System Corp.:
 11 1/8%, depositary shares pay-in-kind  32,526  3,578
 Series H, $11.75 pay-in-kind  7,125  805
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind  1,500  165
Chancellor Media Corp. 12%, pay-in-kind (f)   6,621  761
Citadel Brodcasting Co. 13 1/4%, pay-in-kind (f) 10,350 1,139 Granite Broadcasting Corp. 12 3/4%, pay-in-kind 788 827
SFX Broadcasting, Inc. 12 5/8%  408  47
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  8,888  10,266
  21,016
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  3,480  368
 Series D, $10  28,400  2,911
  3,279
TOTAL MEDIA & LEISURE   24,295
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%, pay-in-kind  2,674  1,791
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind  5,048  5,856
UTILITIES - 0.4%
CELLULAR - 0.1%
Nextel Communications Corp. 13%, pay-in-kind (f) 2,749 3,010 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.3%
American Communications Services, Inc.
12 3/4%, pay-in-kind (f)  521 $ 490
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (f)  1,209  1,173
ICG Holdings, Inc. 14 1/4%, pay-in-kind  491  562
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  495  551
NEXTLINK Communications, Inc. 14%, pay-in-kind   93,857  5,537
  8,313
TOTAL UTILITIES   11,323
TOTAL NONCONVERTIBLE PREFERRED STOCKS   46,275
TOTAL PREFERRED STOCKS
(Cost $56,096)   63,635
CORPORATE BONDS - 18.8%
 MOODY'S RATINGS (C) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - 0.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  Baa2 $ 4,340  3,581
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1  11,500  5,520
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  2,460  3,370
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 8 1/4%, 3/15/06  B3  800  1,588
TOTAL CONVERTIBLE BONDS   14,059
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 18.3%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 2,217 $ 2,417
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  440  440
Fairchild Corp. 12%, 10/15/01  Caa1  210  211
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  16,169
  19,237
DEFENSE ELECTRONICS - 0.3%
Raytheon Co. 6.45%, 8/15/04  Baa1  8,000  8,057
Tracor, Inc. 8 1/2%, 3/1/07   B1  710  710
  8,767
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06  Ba2  70  73
 9 1/4%, 12/1/06  B1  450  468
  541
TOTAL AEROSPACE & DEFENSE   28,545
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.3%
Atlantis Group, Inc. 11%, 2/15/03  B2  740  751
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  1,960  2,185
Huntsman Corp. 9 1/2%, 7/1/07 (f)  B2  1,880  1,962
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (f)  B3  40  41
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06  B3  2,020  2,237
 11 1/4%, 4/1/07  B3  910  994
  8,170
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  680
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa1  1,630  1,565
WCI Steel, Inc. 10%, 12/1/04  B2  720  756
  3,001
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2 $ 1,060 $ 1,132
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  5,004
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (f)  B2  70  72
  5,076
PAPER & FOREST PRODUCTS - 0.5%
APP Finance II Mauritius Ltd. 12%, 3/15/04 B3 2,265 2,106 American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  953
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  B1  2,320  2,262
Florida Coast Paper Co./LLC Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa1  320  342
Koppers Industries, Inc. 8 1/2%, 2/1/04  B1  410  429
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  198
Paperboard Industries International, Inc.
8 3/8%, 9/15/07 (f)  Ba3  40  40
Repap New Brunswick, Inc. yankee
9 7/8%, 7/15/00  B2  1,230  1,255
Riverwood International Corp.
10 5/8%, 8/1/07 (f)  B3  505  521
SD Warren Co., Series B, 12%, 12/15/04  B1  900  1,008
Stone Container Corp.:
 12 5/8%, 7/15/98  B2  1,870  1,949
 11 7/8%, 12/1/98  B2  630  658
 10 3/4%, 10/1/02  B1  1,600  1,712
 11 7/8%, 8/1/16  B2  1,180  1,289
Tembec Finance Corp. yankee
9 7/8%, 9/30/05  B1  480  503
  15,225
TOTAL BASIC INDUSTRIES   32,604
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Insilco Corp. 10 1/4%, 8/15/07 (f)  B3 $ 290 $ 303
REAL ESTATE - 0.0%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (f)  B3  425  428
TOTAL CONSTRUCTION & REAL ESTATE   731
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  310  326
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  670  737
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,664
Knoll, Inc. 10 7/8%, 3/15/06  B1  618  680
  3,081
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  520  551
Levi Strauss & Co. 6.80%, 11/1/03 (f)  Baa2  5,560  5,672
Nine West Group, Inc. (f):
 8 3/8%, 8/15/05   Ba2  800  794
 9%, 8/15/07   Ba3  810  808
Polymer Group, Inc. 9%, 7/1/07  B2  760  752
Synthetic Industries, Inc. 9 1/4%, 2/15/07  B2  990  1,022
  9,599
TOTAL DURABLES   13,006
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  390  400
McDermott International, Inc.
9 3/8%, 3/15/02  Ba3  1,200  1,291
  1,691
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.4%
Belden & Blake Corp. 9 7/8%, 6/15/07 (f)  B3 $ 1,060 $ 1,081
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04  Ba3  100  98
 9 1/8%, 4/15/06  Ba3  250  258
 8 1/2%, 3/15/12  Ba2  70  69
Clark R&M Holdings, Inc. 0%, 2/15/00  B2  1,000  770
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07  B2  1,380  1,411
 8 3/4%, 11/1/09 (f)  B2  210  209
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,410  1,498
Occidental Petroleum Corp.:
 6.39%, 11/9/00  Baa3  1,000  1,004
 8 1/2%, 11/9/01  Baa2  1,180  1,272
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  1,130  1,158
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,845
Plains Resources, Inc., Series B,
10 1/4%, 3/15/06  B2  400  425
Southwest Royalties, Inc.
10 1/2%, 10/15/04 (f)  B3  240  238
  11,336
TOTAL ENERGY   13,027
FINANCE - 6.7%
ASSET-BACKED SECURITIES - 1.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  1,570  1,782
Capital Equipment Receivables Trust
6.11%, 7/15/99  Aaa  14,150  14,201
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02  Aaa  5,193  5,231
 6.76%, 9/15/02  A3  1,298  1,308
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02  Aaa  1,694  1,705
 5.90%, 7/15/03  Aaa  4,708  4,707
Ford Credit Auto Owner Trust
6.40%, 5/15/02  A2  2,710  2,718
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Ford Credit Grantor Trust
5.90%, 10/15/00  Aaa $ 781 $ 782
Green Tree Financial Corp.
6.10%, 4/15/27  Aaa  1,755  1,756
MBNA Master Credit Card Trust II
7 1/4%, 9/15/02  Aaa  9,000  9,147
Sears Credit Account Master Trust II
6 1/2%, 10/15/03  Aaa  6,280  6,329
  49,666
BANKS - 2.3%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  5,000  5,093
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (f)  A1  10,000  10,178
BanPonce Financial Corp.:
 6.88%, 6/16/00  A3  2,500  2,546
 6.69%, 9/21/00  A3  2,250  2,283
 6 3/4%, 8/9/01  A3  3,850  3,920
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  875
Capital One Bank:
 6.74%, 5/31/99  Baa3  2,630  2,658
 6.42%, 11/12/99  Baa3  5,000  5,017
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,777
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (f)  A1  6,000  6,133
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  728
First USA Bank 6 1/2%, 12/23/99   Aa2  4,700  4,740
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  810
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,416
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,363
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  404
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,725
  67,666
CREDIT & OTHER FINANCE - 2.0%
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa3  6,560  6,626
 6.41%, 8/13/99  Baa3  1,000  1,006
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ahmanson Capital Trust I
8.36%, 12/1/26 (f)  Baa3 $ 2,700 $ 2,880
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  10,000  10,056
BankBoston Capital Trust II
7 3/4%, 12/15/26  Baa1  8,000  8,200
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,485
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,771
Cityscape Financial Corp. 12 3/4%, 6/1/04  B2  970  660
Delta Financial Corp. 9 1/2%, 8/1/04  B1  210  208
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,390
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (f)  -  540  608
General Electric Capital Corp.
6.94%, 4/13/09 (e)  Aaa  4,700  4,765
Imperial Credit Capital Trust I
10 1/4%, 6/14/02 (f)  B2  510  500
Imperial Credit Industries, Inc.
9 7/8%, 1/15/07  B2  1,130  1,119
Indah Kiat Finance Mauritius Ltd.
10%, 7/1/07 (f)  Ba3  490  443
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,341
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  3,100  3,230
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  485  517
PTC International Finance BV
0%, 7/1/07 (d)(f)  B3  240  155
Pindo Deli Finance Mauritius Ltd.
10 1/4%, 10/1/02 (f)  Ba3  330  310
Tjiwi Kimia Mauritius Ltd.
10%, 8/1/04 (f)  Ba3  940  837
  59,107
INSURANCE - 0.5%
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,743
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.
10 5/8%, 10/1/03  Ba3  1,360  1,496
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,462
  5,958
TOTAL FINANCE   196,140
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3 $ 160 $ 165
Wright Medical Technology, Inc.
11 3/4%, 7/1/00 (f)(g)   Caa3  1,191  1,191
  1,356
MEDICAL FACILITIES MANAGEMENT - 0.1%
Integrated Health Services, Inc. (f):
 9 1/2%, 9/15/07   B2  300  303
 9 1/4%, 1/15/08   B2  1,200  1,197
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  620  626
 8 5/8%, 1/15/07  Ba3  170  173
Vencor, Inc. 8 5/8%, 7/15/07 (f)  B1  215  209
  2,508
TOTAL HEALTH   3,864
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  970  1,038
Norfolk Southern Corp. 7.05%, 5/1/37  Baa1  5,800  6,032
  7,070
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2  130  134
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  3,829  3,417
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  1,820  1,929
  5,480
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  106
Continental Global Group, Inc. 11%, 4/1/07  B2  550  580
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,210  1,349
  2,035
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.0%
Allied Waste North America
10 1/4%, 12/1/06  B3 $ 350 $ 378
Envirosource, Inc. 9 3/4%, 6/15/03  B3  270  268
  646
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,161
MEDIA & LEISURE - 2.4%
BROADCASTING - 1.4%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(f)  B3  820  605
Adelphia Communications Corp.:
 9 1/2%, 2/15/04  B3  670  655
 9 7/8%, 3/1/07  B3  650  663
CapStar Broadcasting Partners, Inc.:
 9 1/4%, 7/1/07  B2  1,110  1,121
 0%, 2/1/09 (d)  B3  1,670  1,169
Chancellor Media Corp.
8 3/4%, 6/15/07 (f)  B3  620  622
Continental Cablevision, Inc. 9%, 9/1/08  Baa3  1,700  1,937
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  1,386  402
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  100  80
Falcon Holdings Group LP
11%, 9/15/03 pay-in-kind  -  2,387  2,434
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(f)  B1  1,720  968
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (d)(f)  Caa1  146  100
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  140  144
 9 3/8%, 12/1/05  B3  380  377
Intermedia Capital Partners IV L P / Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06 B2 60 66 International Cabletel, Inc 0%, 2/1/06 (d) B3 1,000 735
Olympus Communications LP/ Olympus
Capital Corp 10 5/8%, 11/15/06  B1  1,660  1,793
Panamsat Corp. 12 3/4%, 4/15/05 pay-in-kind BBB+ 444 531 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3 $ 820 $ 888
TCI Communications, Inc.:
 7 1/4%, 6/15/99  Ba1  1,000  1,013
 6.82%, 9/15/10 (g)  Ba1  4,000  4,019
TeleTrac, Inc. 14%, 8/1/07 unit (f)   Caa2  920  929
Telewest PLC 0%, 10/1/07 (d)  B1  770  572
Time Warner, Inc.:
 7 3/4%, 6/15/05  Ba1  8,000  8,389
 6.85%, 1/15/26  Ba1  7,120  7,275
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06  B2  4,330  3,009
 0%, 5/15/06 (f)  B2  100  70
United International Holdings, Inc.
 0%, 11/15/99  B3  450  369
  40,935
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  1,370  1,390
AMF Group, Inc., Series B:
  0%, 3/15/06 (d)  B2  360  271
  10 7/8%, 3/15/06  B2  755  815
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  917
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (f)  B1  60  60
Viacom, Inc. 8%, 7/7/06  B1  2,360  2,313
  5,766
LEISURE DURABLES & TOYS - 0.0%
ICON Fitness Corp. 0%, 11/15/06 (d)  Caa3  270  154
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  830  925
HMC Acquisition Properties, Inc.
9%, 12/15/07  Ba3  2,810  2,880
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  1,460  1,529
 8 7/8%, 7/15/07  Ba3  1,210  1,237
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  1,330  1,443
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  280  295
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc. 9 3/4%, 4/15/07  B2 $ 320 $ 322
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  1,780  1,825
  10,456
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07  B2  1,860  1,869
 8 7/8%, 7/1/07 (f)  B2  310  311
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  1,040  1,082
  3,262
RESTAURANTS - 0.3%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  1,000  1,045
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,607
SC International Services, Inc.
9 1/4%, 9/1/07 (f)  B2  800  816
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,945
  9,413
TOTAL MEDIA & LEISURE   69,986
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,830
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  710  753
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,265
  7,848
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetic, Inc. 11 3/4%, 2/15/04  B3  1,470  1,441
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  5,425  5,723
  7,164
TOBACCO - 0.4%
North Atlantic Trading, Inc. 11%, 6/15/04 (f)  B3  320  326
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  10,275
  10,601
TOTAL NONDURABLES   25,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 240 $ 256
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05  Ba3  530  541
 9%, 7/15/07   B2  820  832
  1,629
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa1  1,400  1,430
 6.40%, 2/15/03  Baa1  425  426
Federated Department Stores, Inc.:
 8 1/2%, 6/15/03  Baa2  3,000  3,280
 6.79%, 7/15/27  Baa2  7,000  7,152
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,250  3,305
  15,593
GROCERY STORES - 0.4%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  5,278
Brunos, Inc. 10 1/2%, 8/1/05  Caa2  160  83
Di Giorgio Corp. 10%, 6/15/07  B3  820  802
Fleming Companies, Inc.
10 1/2%, 12/1/04 (f)  B3  550  572
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  214  246
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa1  1,280  1,261
 9 5/8%, 5/1/03  B3  950  895
Penn Traffic Co.:
 10 1/4%, 2/15/02  B3  720  648
 8 5/8%, 12/15/03  B3  430  363
 10 3/8%, 10/1/04  B3  420  378
 11 1/2%, 4/15/06  B3  350  329
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03  B3  1,320  1,287
 9 1/2%, 8/1/03  B3  30  29
  12,171
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2 $ 270 $ 279
Corporate Express, Inc., Series B,
9 1/8%, 3/15/04  B2  120  122
J Crew Operating Corp. (f):
 10 3/8%, 10/15/07   B3  510  505
 0%, 10/15/08 (d)  Caa2  680  374
  1,280
TOTAL RETAIL & WHOLESALE   30,673
SERVICES - 0.3%
LEASING & RENTAL - 0.0%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  1,150  1,167
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1  1,800  1,818
SERVICES - 0.2%
Orion Network Systems, Inc.:
 0%, 1/15/07 (d)  B2  6,760  4,918
 11 1/4%, 1/15/07  B2  1,445  1,622
Outsourcing Solutions, Inc. 11%, 11/1/06  B3  420  464
  7,004
TOTAL SERVICES   9,989
TECHNOLOGY - 0.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2  2,110  1,382
Jordan Telecommunication Products, Inc. (f):
 0%, 8/1/07 (d)  B3  1,090  850
 9 7/8%, 8/1/07   B3  460  465
  2,697
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.0%
DecisionOne Corp. 9 3/4%, 8/1/07  B3 $ 170 $ 174
DecisionOne Holdings Corp.
0%, 8/1/08 unit (d)  Caa1  150  95
  269
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Comdisco, Inc.:
 6.35%, 8/7/98  Baa1  2,500  2,507
 6.70%, 8/6/99  Baa1  3,000  3,037
 5 3/4%, 2/15/01  Baa1  6,000  5,914
 6 3/8%, 11/30/01  Baa1  4,500  4,521
Dictaphone Corp. 11 3/4%, 8/1/05  Caa3  370  326
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  140  165
  16,470
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp. 10 1/8%, 6/15/07  B3  180  185
ELECTRONICS - 0.2%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,482
Viasystems, Inc. 9 3/4%, 6/1/07 (f)  B3  490  501
  5,983
TOTAL TECHNOLOGY   25,604
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  959
Delta Air Lines, Inc. equipment trust certificate
8.54%, 1/2/07  Baa1  765  835
  1,794
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  4,360  4,644
TRUCKING & FREIGHT - 0.0%
Allied Holdings, Inc. 8 5/8%, 10/1/07 (f)  B1  80  82
TOTAL TRANSPORTATION   6,520
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.2%
CELLULAR - 0.8%
Dial Call Communications, Inc.
0%, 4/15/04 (d)  B3 $ 690 $ 642
McCaw International Ltd.
0%, 4/15/07 (d)  CCC  5,760  3,341
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  3,220  2,157
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  8,980  6,735
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  730  602
Pagemart, Inc. 0%, 11/1/03 (d)  -  2,850  2,594
Rogers Communications, Inc. 8 7/8%, 7/15/07 B2 180 178 Telesystem International Wireless, Inc. (f):
 0%, 6/30/07 (d)  Caa1  1,070  642
 10 1/2%, 11/1/07   Caa1  80  42
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  7,057
USA Mobile Communications, Inc. II:
 9 1/2%, 2/1/04  B2  390  382
 14%, 11/1/04  B2  180  200
  24,572
ELECTRIC UTILITY - 0.3%
AES Corp. 8 3/8%, 8/15/07  Ba1  500  488
CMS Energy Corp. 8 1/8%, 5/15/02  Ba3  230  233
DR Investment UK PLC yankee
7.10%, 5/15/02 (f)  Baa1  5,000  5,165
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  3,000  3,007
  8,893
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  6,089
TELEPHONE SERVICES - 0.9%
GST USA, Inc. 0%, 12/15/05 (d)  -  1,000  720
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  -  3,380  2,298
 12 1/4%, 9/1/04 (f)  -  1,075  1,140
McLeodUSA, Inc. 0%, 3/1/07 (d)  B3  820  567
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  240  242
RCN Corp. 0%, 10/15/07 (d)(f)   B3  1,320  766
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
RSL Communications Ltd. /RSL
Communications PLC 12 1/4%, 11/15/06  Caa1 $ 1,110 $ 1,204
Winstar Communications, Inc.
0%, 10/15/05 (d)  Caa1  2,050  1,456
Winstar Equipment 12 1/2%, 3/15/04  B3  220  229
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  1,228  1,308
 8 7/8%, 1/15/06  Ba1  5,667  6,181
 7 3/4%, 4/1/07  Ba1  9,000  9,439
  25,550
TOTAL UTILITIES   65,104
TOTAL NONCONVERTIBLE BONDS   536,637
TOTAL CORPORATE BONDS
(Cost $536,238)   550,696
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 10.2%
U.S. TREASURY OBLIGATIONS - 8.3%
5 7/8%, 10/31/98  Aaa  4,170  4,181
6 5/8%, 6/30/01  Aaa  38,530  39,620
6 5/8%, 3/31/02  Aaa  40,100  41,397
10 3/4%, 5/15/03  Aaa  402  495
12 3/8%, 5/15/04  Aaa  1,315  1,775
7%, 7/15/06  Aaa  92,825  99,598
12 3/4%, 11/15/10 (callable)  Aaa  30,500  43,510
13 7/8%, 5/15/11 (callable)  Aaa  1,410  2,144
7 1/4%, 2/15/23  Aaa  10,153  11,300
TOTAL U.S. TREASURY OBLIGATIONS   244,020
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,809
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  1,590  1,701
 7.38%, 8/5/04  Aaa  3,790  4,066
 7.56%, 9/1/04  Aaa  5,530  5,989
 7.70%, 9/20/04  Aaa  1,170  1,273
Federal National Mortgage Association:
 8 5/8%, 6/30/04  Aaa  4,000  4,536
 6.72%, 8/1/05  Aaa  3,980  4,105
Financing Corp. stripped principal 0%, 6/6/02 Aaa 5,230 3,994 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  142  151
  Class 2-E, 9.40%, 5/15/02  Aaa  1,975  2,095
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  Aaa  397  386
  Series 1993-D, 5.23%, 5/15/05  Aaa  712  693
  Series 1994-A, 7.12%, 4/15/06  Aaa  655  682
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  543  574
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
  Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,840
  Series 1996-A1, 6.726%, 9/15/10 (callable)  -  5,000  5,144
State of Israel (guaranteed by U.S. government
through Agency for International Development):
  7 3/4%, 11/15/99  Aaa  2,660  2,757
  0%, 11/15/01  Aaa  2,320  1,836
  8%, 11/15/01  Aaa  1,160  1,245
  6 1/8%, 3/15/03  Aaa  3,443  3,469
  7 5/8%, 8/15/04  Aaa  1,650  1,792
  5.89%, 8/15/05  Aaa  3,155  3,113
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.24%, 8/1/04  Aaa $ 2,200 $ 2,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   55,700
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $295,108)   299,720
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Mortgage Corporation:
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,054  3,938
 7%, 7/1/99 to 7/1/26  Aaa  4,327  4,383
Federal National Mortgage Association:
 5 1/2%, 8/1/02 to 4/1/26  Aaa  84,526  82,184
 6%, 6/1/11 to 9/1/25  Aaa  17,416  16,825
 6 1/2%, 2/1/24 to 9/1/27  Aaa  50,782  50,011
Government National Mortgage Association:
 7%, 12/15/22 to 12/15/25  Aaa  2,730  2,751
 8%, 11/15/21 to 12/15/26  Aaa  15,843  16,458
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $174,199)   176,550
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
U.S. GOVERNMENT AGENCY - 0.5%
Federal Home Loan Mortgage Corporation
planned amortization class Series 1645
Class ZA, 5 1/2%, 4/15/05  Aaa  11,092  10,980
Federal National Mortgage Association planned
amortization class Series 1993-129 Class D,
6.10%, 6/25/05  Aaa  5,000  5,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,700)   15,980
COMMERCIAL MORTGAGE SECURITIES - 0.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
American Southwest Financial Securities
Series 1994-C2 Class B2,
9.6596%, 12/25/01 (f)(g)  - $ 700 $ 712
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.7349%, 8/1/24 (f)(g)  -  1,836  1,398
CS First Boston Mortgage Securities Corp.
floater Series 1995-AEWI Class E,
9.7763%, 11/25/97 (f)(g)  -  250  253
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (f)  -  700  712
First Chicago /Lennar Trust I Series 1997-CHL1 (g):
 Class E, 8.1217%, 4/1/39   -  650  548
 Class D, 8.12%, 5/29/08   -  700  704
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (f)  Ba3  500  477
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E,
8.6777%, 5/25/21 (f)(g)  -  764  718
Penn Mutual Life Insurance Co. (The)
Series 1996-PML Class K,
7.90%, 11/15/26 (f)  -  1,250  906
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (f)  BB  1,000  921
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (f)  B  500  175
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  210  210
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,356  1,378
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (f)  Aaa  1,727  1,748
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,949)   10,860
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.6%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,296
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,825
Mexico Value recovery rights
6/30/03 discount A  -  1  -
Quebec Province yankee (e):
 6.86%, 4/15/26   A2  8,000  8,221
 7.22%, 7/22/36   A2  3,200  3,388
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,730
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $3,975)  Aaa  4,000  4,115
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY
Branch yankee 6.20%, 8/1/00
(Cost $3,005)    3,000  3,002
CASH EQUIVALENTS - 1.7%
 SHARES

Taxable Central Cash Fund (b)
(Cost $48,548)    48,547,890  48,548
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,480,252)  $ 2,931,566
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,448,000 or 2.7% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 22.4%
Baa 5.3% BBB  7.6%
Ba 2.4% BB  0.8%
B 4.5% B  4.5%
Caa 0.4% CCC  0.4%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,482,190,000. Net unrealized appreciation aggregated $449,376,000, of which $472,670,000 related to appreciated investment securities and $23,294,000 related to depreciated investment securities.
The fund hereby designates approximately $29,059,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,480,252) -                        $ 2,931,566
SEE ACCOMPANYING SCHEDULE

CASH                                                                           57

RECEIVABLE FOR INVESTMENTS SOLD                                                26,407

RECEIVABLE FOR FUND SHARES SOLD                                                3,842

DIVIDENDS RECEIVABLE                                                           2,866

INTEREST RECEIVABLE                                                            16,998

OTHER RECEIVABLES                                                              332

PREPAID EXPENSES                                                               2

 TOTAL ASSETS                                                                  2,982,070

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 7,193

PAYABLE FOR FUND SHARES REDEEMED                                     8,236

ACCRUED MANAGEMENT FEE                                               1,134

DISTRIBUTION FEES PAYABLE                                            1,260

OTHER PAYABLES AND ACCRUED EXPENSES                                  578

 TOTAL LIABILITIES                                                             18,401

NET ASSETS                                                                    $ 2,963,669

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 2,277,330

UNDISTRIBUTED NET INVESTMENT INCOME                                            9,114

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          225,890
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      451,335
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                    $ 2,963,669


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $18.75
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($7,565 (DIVIDED BY) 403.49 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $18.75)                     $19.89

CLASS T:                                                                   $18.79
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,901,222 (DIVIDED BY) 154,430 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $18.79)                     $19.47

CLASS B:                                                                   $18.71
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($15,958 (DIVIDED BY) 853 SHARES) A

INSTITUTIONAL CLASS:                                                       $18.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,924 (DIVIDED BY) 2,065 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997


INVESTMENT INCOME                                                     $ 42,317
DIVIDENDS

INTEREST                                                               79,944

 TOTAL INCOME                                                          122,261

EXPENSES

MANAGEMENT FEE                                             $ 13,237

TRANSFER AGENT FEES                                         5,419

DISTRIBUTION FEES                                           14,623

ACCOUNTING FEES AND EXPENSES                                807

NON-INTERESTED TRUSTEES' COMPENSATION                       23

CUSTODIAN FEES AND EXPENSES                                 93

REGISTRATION FEES                                           134

AUDIT                                                       92

LEGAL                                                       17

INTEREST                                                    1

MISCELLANEOUS                                               96

 TOTAL EXPENSES BEFORE REDUCTIONS                           34,542

 EXPENSE REDUCTIONS                                         (215)      34,327

NET INVESTMENT INCOME                                                  87,934

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      229,516

 FOREIGN CURRENCY TRANSACTIONS                              108        229,624

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      251,898

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               1          251,899

NET GAIN (LOSS)                                                        481,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 569,457
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 87,934      $ 107,896
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  229,624       30,925

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      251,899       144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           569,457       282,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (90,048)      (124,584)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (19,449)      (6,649)

 TOTAL DISTRIBUTIONS                                       (109,497)     (131,233)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (512,007)     (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (52,047)      (426,418)

NET ASSETS

 BEGINNING OF PERIOD                                       3,015,716     3,442,134

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,963,669   $ 3,015,716
INCOME OF $9,114 AND $10,411, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.04    $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .48        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.83       .88

 TOTAL FROM INVESTMENT OPERATIONS                                    3.31       .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.49)      (.14)

 FROM NET REALIZED GAIN                                              (.11)      -

 TOTAL DISTRIBUTIONS                                                 (.60)      (.14)

NET ASSET VALUE, END OF PERIOD                                      $ 18.75    $ 16.04

TOTAL RETURN B, C                                                    20.99%     6.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 8        $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.41% F    1.50% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.40% G    1.49% A,
                                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 2.68%      3.07% A

PORTFOLIO TURNOVER                                                   70%        223%

AVERAGE COMMISSION RATE H                                           $ .0435    $ .0106


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 16.07   $ 15.30    $ 14.67   $ 15.91    $ 14.41
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .53 C     .51 C      .59       .38        .48

 NET REALIZED AND UNREALIZED          2.84      .88        .54       (.79)      2.18
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     3.37      1.39       1.13      (.41)      2.66

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.54)     (.59)      (.50)     (.28)      (.56)

 IN EXCESS OF NET                     -         -          -         (.02)      -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN               (.11)     (.03)      -         (.49)      (.60)

 RETURN OF CAPITAL                    -         -          -         (.04)      -

 TOTAL DISTRIBUTIONS                  (.65)     (.62)      (.50)     (.83)      (1.16)

NET ASSET VALUE, END OF PERIOD       $ 18.79   $ 16.07    $ 15.30   $ 14.67    $ 15.91

TOTAL RETURN A, B                     21.36%    9.30%      7.85%     (2.69)%    19.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 2,901   $ 2,993    $ 3,441   $ 3,129    $ 1,654
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          1.17%     1.26%      1.47%     1.59%      1.52%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      1.17%     1.25%      1.46%     1.58%      1.51%
ASSETS AFTER EXPENSE REDUCTIONS                E          E         E          E

RATIO OF NET INVESTMENT INCOME        2.98%     3.32%      3.99%     3.79%      3.24%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                    70%       223%       297%      202%       200%

AVERAGE COMMISSION RATE F            $ .0435   $ .0106


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      OCTOBER 31,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .29

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.38

 TOTAL FROM INVESTMENT OPERATIONS                                    2.67

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.32)

NET ASSET VALUE, END OF PERIOD                                      $ 18.71

TOTAL RETURN B, C                                                    16.40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 16

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.12% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.11% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 1.88% A

PORTFOLIO TURNOVER                                                   70%

AVERAGE COMMISSION RATE G                                           $ .0435

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.11   $ 15.40    $ 15.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .61 D     .54 D      .25

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.86      .87        .09

 TOTAL FROM INVESTMENT OPERATIONS                        3.47      1.41       .34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.62)     (.67)      (.17)

 FROM NET REALIZED GAIN                                  (.11)     (.03)      -

 TOTAL DISTRIBUTIONS                                     (.73)     (.70)      (.17)

NET ASSET VALUE, END OF PERIOD                          $ 18.85   $ 16.11    $ 15.40

TOTAL RETURN B, C                                        21.97%    9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 39      $ 22       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .69%      1.06%      .92% A,
                                                                             F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .69%      1.03% G    .91% A,
EXPENSE REDUCTIONS                                                           G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     3.42%     3.54%      4.54% A

PORTFOLIO TURNOVER                                       70%       223%       297%

AVERAGE COMMISSION RATE H                               $ .0435   $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund) (formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B, and shares of Class B for distribution under federal and state securities law. These expenses are borne by Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,009,067,000 and $2,525,099,000, respectively, of which U.S. government and government agency obligations aggregated $641,378,000 and $768,825,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .45% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 11,000       $ 11,000

CLASS T     14,549,000     14,549,000

CLASS B     63,000         16,000

           $ 14,623,000   $ 14,576,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 139,000     $ 102,000

CLASS T     1,052,000     777,000

CLASS B     9,000         0*

           $ 1,200,000   $ 879,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC*     $ 10,000      .24

CLASS T**               FIIOC*      5,353,000    .18

CLASS B                 FIIOC*      16,000       .25

INSTITUTIONAL CLASS     FIIOC*      40,000       .14

                                   $ 5,419,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $259,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS A    1.50%        $ 7,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
5. EXPENSE REDUCTIONS - CONTINUED
Effective November 1, 1997, Class A, Class T, Class B and Institutional Class expense limitations were changed from 1.50% to 1.05%, 1.75% to 1.30%, 2.25% to 1.80% and from 1.25% to .80% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $202,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,637,000. The weighted average interest rate was 5.875%.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 21.3% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS          1997 B                    1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 111                     $ 4

FROM NET REALIZED GAIN         12                        -

TOTAL                         $ 123                     $ 4

CLASS T

FROM NET INVESTMENT INCOME    $ 88,845                  $ 124,292

FROM NET REALIZED GAIN         19,290                    6,647

TOTAL                         $ 108,135                 $ 130,939

CLASS B

FROM NET INVESTMENT INCOME    $ 137                     $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 955                     $ 288

FROM NET REALIZED GAIN         147                       2

TOTAL                         $ 1,102                   $ 290

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,

                                 1997B         1996A         1997B          1996A

AMOUNTS IN THOUSANDS

CLASS A                           398           79           $ 7,127        $ 1,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             117            4

SHARES REDEEMED                   (75)          (5)           (1,376)        (76)

NET INCREASE (DECREASE)           330           74           $ 5,868        $ 1,151

CLASS T                           26,574        36,300       $ 469,471      $ 563,225
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,886         7,921         101,958        122,603

SHARES REDEEMED                   (64,227)      (82,882)      (1,117,978)    (1,284,921)

NET INCREASE (DECREASE)           (31,767)      (38,661)     $ (546,549)    $ (599,093)

CLASS B                           1,099         -            $ 20,123       $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             128            -

SHARES REDEEMED                   (253)         -             (4,772)        -

NET INCREASE (DECREASE)           853           -            $ 15,479       $ -

INSTITUTIONAL CLASS               1,168         1,421        $ 21,544       $ 21,932
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     60            17            1,061          270

SHARES REDEEMED                   (517)         (149)         (9,410)        (2,319)

NET INCREASE (DECREASE)           711           1,289        $ 13,195       $ 19,883


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,000

CLASS T                 58,000

CLASS B                 27,000

INSTITUTIONAL CLASS     19,000

                       $ 134,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/8/97 12/5/97 $0.16 $1.26
Class T 12/8/97 12/5/97 $0.16 $1.26
Class B 12/8/97 12/5/97 $0.12 $1.26
Class C 12/8/97 12/5/97 $0.16 $1.26
A total of 11.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
Totals of 100%, and 36% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders of Class A and Class T, respectively.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William S. Hayes, Vice President
Richard A. Spillane, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
BALANCED FUND -
INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     40   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    48   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    57   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            58


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on
July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

ADVISOR BALANCED - INSTITUTIONAL CLASS         21.97%   69.00%    267.41%

S&P 500(REGISTERED TRADEMARK)                  32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX           8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                         19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR BALANCED - INSTITUTIONAL CLASS   21.97%   11.07%   13.90%

S&P 500                                  32.11%   19.87%   17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX     8.89%    7.51%    9.25%

BALANCED FUNDS AVERAGE                   19.51%   13.27%   12.66%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 103310 S00000000000001
             FA Balanced -CL I           S&P 500
LB Aggregate Bond
             00642                       SP001
LB001
  1987/10/31      10000.00                    10000.00
   10000.00
  1987/11/30       9819.92                     9176.00
   10080.10
  1987/12/31      10249.20                     9874.29
   10217.41
  1988/01/31      10850.83                    10290.00
   10576.57
  1988/02/29      11302.05                    10769.52
   10702.12
  1988/03/31      11334.28                    10436.74
   10601.68
  1988/04/30      11530.27                    10552.59
   10544.47
  1988/05/31      11573.82                    10644.39
   10473.59
  1988/06/30      12053.87                    11132.97
   10726.27
  1988/07/31      12009.75                    11090.67
   10670.01
  1988/08/31      11965.64                    10713.58
   10697.98
  1988/09/30      12187.20                    11169.98
   10940.18
  1988/10/31      12365.93                    11480.51
   11146.14
  1988/11/30      12243.06                    11316.34
   11010.74
  1988/12/31      12389.76                    11514.37
   11023.14
  1989/01/31      12877.19                    12357.22
   11181.74
  1989/02/28      12922.53                    12049.53
   11100.69
  1989/03/31      13140.01                    12330.28
   11148.69
  1989/04/30      13667.91                    12970.22
   11381.98
  1989/05/31      14115.47                    13495.52
   11681.08
  1989/06/30      14310.04                    13418.59
   12036.74
  1989/07/31      14959.97                    14630.29
   12292.61
  1989/08/31      15192.09                    14917.05
   12110.48
  1989/09/30      15215.80                    14855.89
   12172.46
  1989/10/31      14981.17                    14511.23
   12472.19
  1989/11/30      15286.19                    14807.26
   12591.06
  1989/12/31      15437.26                    15162.63
   12624.75
  1990/01/31      14690.51                    14145.22
   12474.73
  1990/02/28      14729.13                    14327.69
   12515.10
  1990/03/31      14935.29                    14707.38
   12524.32
  1990/04/30      14739.80                    14339.69
   12409.57
  1990/05/31      15287.17                    15737.81
   12777.00
  1990/06/30      15352.02                    15630.80
   12982.01
  1990/07/31      15312.45                    15580.78
   13161.59
  1990/08/31      14376.03                    14172.28
   12985.82
  1990/09/30      14044.22                    13482.09
   13093.26
  1990/10/31      13910.60                    13424.11
   13259.49
  1990/11/30      14538.64                    14291.31
   13544.91
  1990/12/31      14982.95                    14690.04
   13755.96
  1991/01/31      15756.53                    15330.52
   13926.01
  1991/02/28      16679.39                    16426.66
   14044.88
  1991/03/31      17103.03                    16824.18
   14141.50
  1991/04/30      17431.94                    16864.56
   14294.70
  1991/05/31      18158.27                    17593.11
   14378.30
  1991/06/30      17786.10                    16787.34
   14370.99
  1991/07/31      18546.79                    17569.63
   14570.28
  1991/08/31      19017.02                    17986.03
   14885.58
  1991/09/30      19157.04                    17685.67
   15187.21
  1991/10/31      19715.15                    17922.66
   15356.30
  1991/11/30      19254.71                    17200.37
   15497.11
  1991/12/31      20149.30                    19168.09
   15957.35
  1992/01/31      20281.86                    18811.57
   15740.26
  1992/02/29      20709.00                    19056.12
   15842.60
  1992/03/31      20635.48                    18684.52
   15753.29
  1992/04/30      20798.90                    19233.85
   15867.08
  1992/05/31      21214.88                    19328.10
   16166.49
  1992/06/30      21021.98                    19040.11
   16388.98
  1992/07/31      21635.87                    19818.85
   16723.35
  1992/08/31      21635.87                    19412.56
   16892.76
  1992/09/30      21814.87                    19641.63
   17093.00
  1992/10/31      21739.43                    19710.37
   16866.38
  1992/11/30      21875.21                    20382.50
   16870.19
  1992/12/31      22002.95                    20633.20
   17138.45
  1993/01/31      22418.10                    20806.52
   17467.10
  1993/02/28      22897.12                    21089.49
   17772.87
  1993/03/31      23761.32                    21534.48
   17846.93
  1993/04/30      24437.46                    21013.34
   17971.20
  1993/05/31      24904.31                    21576.50
   17994.09
  1993/06/30      24743.96                    21639.07
   18320.20
  1993/07/31      25003.57                    21552.52
   18423.81
  1993/08/31      25912.20                    22369.36
   18746.74
  1993/09/30      25669.94                    22197.11
   18798.23
  1993/10/31      26013.30                    22656.59
   18868.48
  1993/11/30      25669.94                    22441.36
   18707.97
  1993/12/31      26327.65                    22712.90
   18809.36
  1994/01/31      27059.44                    23485.14
   19063.31
  1994/02/28      26582.93                    22848.69
   18732.12
  1994/03/31      25521.27                    21852.49
   18270.29
  1994/04/30      25315.45                    22132.20
   18124.40
  1994/05/31      25418.36                    22495.17
   18121.86
  1994/06/30      24935.96                    21944.03
   18081.81
  1994/07/31      25418.15                    22663.80
   18440.98
  1994/08/31      25728.13                    23593.01
   18463.86
  1994/09/30      25556.20                    23014.99
   18192.10
  1994/10/31      25314.61                    23532.82
   18175.89
  1994/11/30      24969.49                    22675.76
   18135.53
  1994/12/31      24986.75                    23012.04
   18260.76
  1995/01/31      24917.15                    23608.74
   18622.15
  1995/02/28      25352.15                    24528.77
   19064.90
  1995/03/31      25773.38                    25252.62
   19181.87
  1995/04/30      26054.09                    25996.31
   19449.81
  1995/05/31      26562.89                    27035.38
   20202.47
  1995/06/30      26881.79                    27663.41
   20350.58
  1995/07/31      27288.56                    28580.73
   20305.13
  1995/08/31      27376.98                    28652.47
   20550.19
  1995/09/30      27658.98                    29861.60
   20750.11
  1995/10/31      27533.83                    29755.00
   21019.96
  1995/11/30      28284.75                    31061.24
   21334.94
  1995/12/31      28734.60                    31659.48
   21634.35
  1996/01/31      28971.17                    32737.17
   21778.02
  1996/02/29      28516.22                    33040.64
   21399.47
  1996/03/31      28299.39                    33358.82
   21250.72
  1996/04/30      28281.04                    33850.53
   21131.21
  1996/05/31      28427.86                    34723.54
   21088.30
  1996/06/30      28594.18                    34855.83
   21371.50
  1996/07/31      28000.78                    33315.90
   21429.98
  1996/08/31      28204.76                    34018.54
   21394.06
  1996/09/30      29338.40                    35933.10
   21766.89
  1996/10/31      30123.75                    36924.13
   22249.06
  1996/11/30      31750.55                    39715.23
   22630.16
  1996/12/31      31228.83                    38928.47
   22419.74
  1997/01/31      32312.24                    41360.72
   22488.40
  1997/02/28      32825.43                    41684.99
   22544.34
  1997/03/31      31712.71                    39972.15
   22294.51
  1997/04/30      33036.47                    42358.49
   22628.25
  1997/05/31      34379.41                    44937.28
   22842.16
  1997/06/30      35701.59                    46950.47
   23113.28
  1997/07/31      37673.19                    50686.31
   23736.57
  1997/08/31      36030.19                    47846.87
   23534.10
  1997/09/30      37500.68                    50467.44
   23881.19
  1997/10/31      36740.53                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103314 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $36,741 - a 267.41% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 -
a 142.28% increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
A favorable economic backdrop of
low inflation, moderate growth and
healthy corporate earnings
translated into positive results for
both stocks and bonds for the
12-month period that ended
October 31, 1997. The stock
market rallied through much of the
period, as prices in general reached
record levels. The Standard & Poor's
500 Index returned 32.11% during
the period. Large-cap,
household-name stocks led much of
this growth, and the Dow Jones
Industrial Average reached the
8,000-point mark for the first time
in its history. International market
volatility got into the act in October,
as currency problems erupted in
Southeast Asia. The Dow fell
550-plus points in one day, only to
reclaim 330-plus points the next.
Inflationary concern and economic
data played major roles in the
direction of the bond market. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market - returned
8.89% during the period. Through
the first half of the year, bonds
suffered from the perception of an
accelerating economy and, in turn,
that inflation would make an
appearance. After a Federal Reserve
Board rate hike in March,
encouraging economic data and the
sense that no further rate increases
would be forthcoming sent bond
markets on a rally that lasted from
April through July. While some of
these gains evaporated in August, a
strong September and October
helped ease the pain. The bond
market attracted wary stock investors
in late October, due to the
aforementioned overseas
developments.
NOTE TO SHAREHOLDERS: The following is an interview with Bettina Doulton, who managed the fund during the period, with additional comments from John Avery, who will become manager of the fund effective January 1, 1998.
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares returned 21.97%. This topped the balanced funds average which, according to Lipper Analytical Services, returned 19.51% during that period. Given the fund's balanced asset allocation
- namely its blend of equities and bonds - performance typically falls between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. During the period, the S&P 500 and Lehman Brothers Aggregate Bond Index gained 32.11% and 8.89%, respectively.
Q. WHAT STRATEGIES HELPED THE FUND OUTPERFORM ITS LIPPER GROUP?
B.D. While I typically focus on individual stocks - rather than industry sectors - my analysis uncovered a number of attractive investments within the finance and pharmaceuticals industries. Emphasizing these stocks helped, since finance and drug stocks performed very well during the period. BankAmerica and Bristol-Myers Squibb, both top holdings, were particularly impressive performers. Relative to many other balanced funds, an underweighting in telephone and electric utility stocks also worked out well, as unfolding deregulation caused these groups to struggle. Performance also benefited from a moderately higher weighting in stocks, since stocks strongly outperformed bonds during the period.
Q. WERE THERE ANY DISAPPOINTING INVESTMENTS, OR AREAS WHERE THE FUND
LOST GROUND?
B.D. There were certainly a few smaller positions that didn't perform as I expected - largely because what I felt were promising business prospects didn't materialize. However, given the strength of the market, I'd characterize most of my disappointments as missed opportunities. In some cases, I sold stocks too early as they reached my price targets, only to watch them continue rising. In other situations, I simply missed out on stocks by not buying them fast enough. The fund's underexposure to technology stocks - the best-performing sector over the past year - also hurt. However, given the fund's income-oriented objective, it's difficult to justify a sizable weighting in technology stocks because they generally don't pay attractive dividends. The fund's position in General Signal was disappointing, as was R.R. Donnelley, which had a lackluster second-half performance.
Q. HOW DID THE BOND PORTION OF THE PORTFOLIO FARE?
B.D. The fund's bond positions performed well through much of the period, with significant emphasis being placed on short-term corporate bonds, particularly bonds issued by companies that wouldn't be too sensitive to economic swings. Shorter-term bonds - typically in the two-to-four-year range - offered yield advantages relative to Treasuries. In the summer of 1997, we saw some foreshadowing of the currency problems that eventually blew up in Southeast Asia in late October. While Asian corporate bonds struggled during that time, the fund itself had only very small positions that were adversely affected. The only types of bonds that did really well in October were Treasuries, as U.S. corporate bonds felt the ramifications from Asia's woes. With mortgage rates down toward the end of the period, the fund's underweighting in mortgage-backed bonds could prove prudent. Many mortgages are now "in the money," or are refinancable because of the lower rates. This type of climate increases prepayment risk - in which the bondholder prepays principal - and is generally a negative trend for mortgage-related bonds.
Q. TURNING TO YOU, JOHN, WHAT CHANGES DO YOU ENVISION MAKING TO THE FUND IN THE COMING MONTHS?
J.A. Very few. Bettina and I have very similar investment approaches and styles and I think the transition will be mostly seamless. I'm not going to come in on January 2 and turn the portfolio upside down. In fact, if shareholders look at the top holdings now and three months from now, there will most likely be a lot of similarities. I'd like to keep the allocation balance of the fund roughly the same: 60% in equities, 30% in high-grade bonds, 5% in high-yield bonds and the remainder in cash. I'll generally focus on mid- and large-cap issues, with an emphasis on companies with market capitalizations of $2 billion or more. In terms of the Southeast Asia debacle, I'll admit it's a concern. Historically, corrections of this magnitude have resulted in a shakeout, but I don't think the companies that have been affected will be able to assess the damage until next quarter. The future implications will certainly be something to keep an eye on.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.   2.7            2.4

CITICORP                        2.6            2.4

BANKAMERICA CORP.               2.3            2.1

GENERAL ELECTRIC CO.            2.2            2.1

BRISTOL-MYERS SQUIBB CO.        2.2            1.7

TOP FIVE BOND ISSUERS AS OF OCTOBER 31, 1997

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

U.S. TREASURY                              8.3            6.2

FEDERAL NATIONAL MORTGAGE ASSOCIATION      5.5            5.9

FEDERAL HOME LOAN MORTGAGE CORPORATION     0.7            1.3

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   0.7            1.1

WORLDCOM, INC.                             0.6            0.3


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            22.2           20.2

NONDURABLES                        8.6            8.8

ENERGY                             8.2            8.1

HEALTH                             7.9            8.1

INDUSTRIAL MACHINERY & EQUIPMENT   5.6            6.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997**
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 25.1
ROW: 1, COL: 5, VALUE: 59.0
STOCKS  62.4%
BONDS 34.9%
CONVERTIBLE
SECURITIES 0.8%
CERTIFICATES OF
DEPOSIT 0.0%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 11.2%
STOCKS  61.0%
BONDS 36.1%
CONVERTIBLE
SECURITIES 1.1%
CERTIFICATES OF
DEPOSIT 0.1%
SHORT-TERM
INVESTMENTS 1.7%
FOREIGN
INVESTMENTS 9.8%
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 1.8
ROW: 1, COL: 4, VALUE: 34.9
ROW: 1, COL: 5, VALUE: 60.4
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 59.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.2%
AEROSPACE & DEFENSE - 3.2%
AlliedSignal, Inc.   965,200 $ 34,747
Boeing Co.  12,398  594
Lockheed Martin Corp.   279,800  26,598
Sundstrand Corp.   179,000  9,733
Textron, Inc.   62,100  3,590
United Technologies Corp.   246,400  17,248
  92,510
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   396,600  21,516
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   120,500  9,783
TOTAL AEROSPACE & DEFENSE   123,809
BASIC INDUSTRIES - 2.1%
CHEMICALS & PLASTICS - 1.3%
Air Products & Chemicals, Inc.   207,300  15,755
Goodrich (B.F.) Co.   149,000  6,640
Monsanto Co.   138,000  5,900
Nalco Chemical Co.   77,600  3,104
Praxair, Inc.   160,700  7,000
  38,399
PAPER & FOREST PRODUCTS - 0.8%
Chesapeake Corp.   1,700  54
Fort James Corp.   151,250  6,003
Kimberly-Clark Corp.   327,600  17,015
  23,072
TOTAL BASIC INDUSTRIES   61,471
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.3%
Masco Corp.   173,700  7,621
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Johnson Controls, Inc.   105,500 $ 4,734
CONSUMER DURABLES - 1.1%
Minnesota Mining & Manufacturing Co.   355,000  32,483
TEXTILES & APPAREL - 0.0%
Fieldcrest Cannon, Inc. (a)  14,600  488
TOTAL DURABLES   37,705
ENERGY - 7.7%
ENERGY SERVICES - 0.4%
Halliburton Co.   130,000  7,751
Schlumberger Ltd.   58,200  5,093
  12,844
OIL & GAS - 7.3%
Amoco Corp.   250,700  22,986
British Petroleum PLC:
 Ord.   3,490,485  51,171
 ADR  66,077  5,798
Chevron Corp.   125,900  10,442
Exxon Corp.   128,600  7,901
Mobil Corp.   237,200  17,271
Royal Dutch Petroleum Co.:
 Ord.   117,600  6,210
 NY shares  787,600  41,447
Texaco, Inc.   437,200  24,893
Total SA Class B  49,500  5,484
Total SA sponsored ADR  53,800  2,986
USX-Marathon Group   476,300  17,028
  213,617
TOTAL ENERGY   226,461
FINANCE - 15.4%
BANKS - 8.2%
Banc One Corp.   132,000  6,881
Bank of New York Co., Inc.   177,200  8,339
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
BankAmerica Corp.   943,800 $ 67,482
Chase Manhattan Corp.   222,000  25,613
Citicorp  617,800  77,264
National City Corp.   10  1
NationsBank Corp.   693,600  41,529
U.S. Bancorp   27,400  2,786
Wells Fargo & Co.   34,200  9,965
  239,860
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   644,800  50,294
Beneficial Corp.   100,200  7,684
First Chicago NBD Corp.   75,000  5,456
Household International, Inc.   42,300  4,790
Transamerica Corp.   12,400  1,252
  69,476
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,128,900  42,757
Federal National Mortgage Association  606,300  29,368
  72,125
INSURANCE - 2.0%
Allstate Corp.   329,100  27,295
Hartford Financial Services Group, Inc.   198,700  16,095
Progressive Corp.  1,100  114
St. Paul Companies, Inc. (The)  84,800  6,779
Travelers Group, Inc. (The)  103,333  7,233
  57,516
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   160,000  10,950
TOTAL FINANCE   449,927
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 7.2%
American Home Products Corp.   676,100  50,116
Bristol-Myers Squibb Co.   732,740  64,298
Merck & Co., Inc.   250,200  22,330
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Novartis AG (Reg.)  3,400 $ 5,332
Schering-Plough Corp.   494,900  27,745
SmithKline Beecham PLC ADR  867,500  41,315
  211,136
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Baxter International, Inc.   349,100  16,146
TOTAL HEALTH   227,282
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,204
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.   91,500  4,798
General Electric Co.   1,011,100  65,279
Grainger (W.W.), Inc.   25,200  2,203
Honeywell, Inc.   54,900  3,737
  76,017
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Cooper Industries, Inc.   351,129  18,303
Tyco International Ltd.   750,678  28,338
  46,641
POLLUTION CONTROL - 0.8%
Browning-Ferris Industries, Inc.   644,600  20,950
Waste Management, Inc.   179,700  4,200
  25,150
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   147,808
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.1%
Benedek Communications Corp. warrants 7/1/00 (a)  10,500  21
CS Wireless Systems, Inc. (a)(f)  381  -
Time Warner, Inc.   59,500  3,432
  3,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.3%
Cedar Fair LP depositary unit  150,000 $ 7,341
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100  9,486
TOTAL MEDIA & LEISURE   20,280
NONDURABLES - 7.6%
FOODS - 1.4%
Flowers Industries, Inc.   98,000  1,862
General Mills, Inc.   30,000  1,980
Heinz (H.J.) Co.   330,300  15,338
Nabisco Holdings Corp. Class A  219,200  9,015
Sara Lee Corp.   228,000  11,657
  39,852
HOUSEHOLD PRODUCTS - 2.7%
Procter & Gamble Co.   287,600  19,557
Renaissance Cosmetics, Inc. warrants 8/31/06 (a)(f)  2,250  -
Unilever PLC Ord.   1,932,800  14,361
Unilever NV:
 Ord.   120,000  6,367
 ADR  755,600  40,330
  80,615
TOBACCO - 3.5%
Philip Morris Companies, Inc.   1,989,000  78,814
RJR Nabisco Holdings Corp.   719,200  22,790
  101,604
TOTAL NONDURABLES   222,071
RETAIL & WHOLESALE - 1.4%
DRUG STORES - 0.5%
CVS Corp.   73,900  4,531
Rite Aid Corp.   161,900  9,613
  14,144
GENERAL MERCHANDISE STORES - 0.7%
Wal-Mart Stores, Inc.   603,000  21,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
American Stores Co.   258,000 $ 6,627
TOTAL RETAIL & WHOLESALE   41,951
SERVICES - 0.8%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   87,700  3,069
PRINTING - 0.7%
Deluxe Corp.  150,600  4,932
Donnelley (R.R.) & Sons Co.   481,400  15,706
  20,638
SERVICES - 0.0%
Orion Network Systems, Inc. warrants 1/15/07 (a)  1,445  19
Orion Network Systems, Inc. warrants 1/15/07 (a)  6,760  74
  93
TOTAL SERVICES   23,800
TECHNOLOGY - 3.1%
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Exide Electronics Group, Inc. (a)  2,317  67
International Business Machines Corp.   31,800  3,118
Pitney Bowes, Inc.   613,200  48,634
Xerox Corp.   201,300  15,966
  67,785
ELECTRONICS - 0.7%
AMP, Inc.   59,100  2,660
Thomas & Betts Corp.   335,400  16,686
  19,346
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   72,000  4,311
TOTAL TECHNOLOGY   91,442
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.   23,500 $ 2,232
CSX Corp.   21,900  1,198
Union Pacific Corp.   30,000  1,838
  5,268
UTILITIES - 1.8%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(f) 5,760 14 Microcell Telecommunications, Inc. (a):
 warrants 6/1/06  21,520  409
 conditional warrants 6/1/06  21,520  -
  423
ELECTRIC UTILITY - 0.4%
Allegheny Energy, Inc.   37,000  1,045
CMS Energy Corp.   222,100  8,107
Edison International  90,000  2,306
  11,458
GAS - 0.1%
Consolidated Natural Gas Co.   48,800  2,638
TELEPHONE SERVICES - 1.3%
AT&T Corp.   177,600  8,691
ALLTEL Corp.   46,900  1,659
Ameritech Corp.   118,600  7,709
BCE, Inc.   267,600  7,457
Frontier Corp.   14,300  309
GTE Corp.   243,900  10,351
Hyperion Telecommunications, Inc.
warrants 4/15/01 (a)(f)  3,790  284
RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  990  91
Sprint Corp.   30,000  1,560
  38,111
TOTAL UTILITIES   52,630
TOTAL COMMON STOCKS
(Cost $1,320,472)   1,740,730
PREFERRED STOCKS - 2.2%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.6%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  74,000 $ 2,091
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd $3.00 Series C (f) 85,000 5,153 MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  744
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (f)  85,000  5,472
TOTAL MEDIA & LEISURE   6,216
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,900
TOTAL CONVERTIBLE PREFERRED STOCKS   17,360
NONCONVERTIBLE PREFERRED STOCKS - 1.6%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital Trust II 8 3/4%  1,000  1,060
SIG Capital Trust I 9 1/2%, (f)  80  81
  1,141
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital Corp. 9 1/8%  61,560  1,631
TOTAL FINANCE   2,772
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Echostar Communications Corp. 12 1/8%, pay-in-kind 233 $ 238 MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. 13% (f)  5,170  589
American Radio Systems Corp. 11 3/8%, pay-in-kind 24,712 2,839 Cablevision System Corp.:
 11 1/8%, depositary shares pay-in-kind  32,526  3,578
 Series H, $11.75 pay-in-kind  7,125  805
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind  1,500  165
Chancellor Media Corp. 12%, pay-in-kind (f)   6,621  761
Citadel Brodcasting Co. 13 1/4%, pay-in-kind (f) 10,350 1,139 Granite Broadcasting Corp. 12 3/4%, pay-in-kind 788 827
SFX Broadcasting, Inc. 12 5/8%  408  47
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  8,888  10,266
  21,016
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  3,480  368
 Series D, $10  28,400  2,911
  3,279
TOTAL MEDIA & LEISURE   24,295
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%, pay-in-kind  2,674  1,791
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind  5,048  5,856
UTILITIES - 0.4%
CELLULAR - 0.1%
Nextel Communications Corp. 13%, pay-in-kind (f) 2,749 3,010 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.3%
American Communications Services, Inc.
12 3/4%, pay-in-kind (f)  521 $ 490
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (f)  1,209  1,173
ICG Holdings, Inc. 14 1/4%, pay-in-kind  491  562
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  495  551
NEXTLINK Communications, Inc. 14%, pay-in-kind   93,857  5,537
  8,313
TOTAL UTILITIES   11,323
TOTAL NONCONVERTIBLE PREFERRED STOCKS   46,275
TOTAL PREFERRED STOCKS
(Cost $56,096)   63,635
CORPORATE BONDS - 18.8%
 MOODY'S RATINGS (C) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - 0.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  Baa2 $ 4,340  3,581
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1  11,500  5,520
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  2,460  3,370
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 8 1/4%, 3/15/06  B3  800  1,588
TOTAL CONVERTIBLE BONDS   14,059
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 18.3%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 2,217 $ 2,417
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  440  440
Fairchild Corp. 12%, 10/15/01  Caa1  210  211
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  16,169
  19,237
DEFENSE ELECTRONICS - 0.3%
Raytheon Co. 6.45%, 8/15/04  Baa1  8,000  8,057
Tracor, Inc. 8 1/2%, 3/1/07   B1  710  710
  8,767
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06  Ba2  70  73
 9 1/4%, 12/1/06  B1  450  468
  541
TOTAL AEROSPACE & DEFENSE   28,545
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.3%
Atlantis Group, Inc. 11%, 2/15/03  B2  740  751
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  1,960  2,185
Huntsman Corp. 9 1/2%, 7/1/07 (f)  B2  1,880  1,962
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (f)  B3  40  41
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06  B3  2,020  2,237
 11 1/4%, 4/1/07  B3  910  994
  8,170
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  680
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa1  1,630  1,565
WCI Steel, Inc. 10%, 12/1/04  B2  720  756
  3,001
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2 $ 1,060 $ 1,132
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  5,004
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (f)  B2  70  72
  5,076
PAPER & FOREST PRODUCTS - 0.5%
APP Finance II Mauritius Ltd. 12%, 3/15/04 B3 2,265 2,106 American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  953
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  B1  2,320  2,262
Florida Coast Paper Co./LLC Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa1  320  342
Koppers Industries, Inc. 8 1/2%, 2/1/04  B1  410  429
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  198
Paperboard Industries International, Inc.
8 3/8%, 9/15/07 (f)  Ba3  40  40
Repap New Brunswick, Inc. yankee
9 7/8%, 7/15/00  B2  1,230  1,255
Riverwood International Corp.
10 5/8%, 8/1/07 (f)  B3  505  521
SD Warren Co., Series B, 12%, 12/15/04  B1  900  1,008
Stone Container Corp.:
 12 5/8%, 7/15/98  B2  1,870  1,949
 11 7/8%, 12/1/98  B2  630  658
 10 3/4%, 10/1/02  B1  1,600  1,712
 11 7/8%, 8/1/16  B2  1,180  1,289
Tembec Finance Corp. yankee
9 7/8%, 9/30/05  B1  480  503
  15,225
TOTAL BASIC INDUSTRIES   32,604
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Insilco Corp. 10 1/4%, 8/15/07 (f)  B3 $ 290 $ 303
REAL ESTATE - 0.0%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (f)  B3  425  428
TOTAL CONSTRUCTION & REAL ESTATE   731
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  310  326
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  670  737
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,664
Knoll, Inc. 10 7/8%, 3/15/06  B1  618  680
  3,081
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  520  551
Levi Strauss & Co. 6.80%, 11/1/03 (f)  Baa2  5,560  5,672
Nine West Group, Inc. (f):
 8 3/8%, 8/15/05   Ba2  800  794
 9%, 8/15/07   Ba3  810  808
Polymer Group, Inc. 9%, 7/1/07  B2  760  752
Synthetic Industries, Inc. 9 1/4%, 2/15/07  B2  990  1,022
  9,599
TOTAL DURABLES   13,006
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  390  400
McDermott International, Inc.
9 3/8%, 3/15/02  Ba3  1,200  1,291
  1,691
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.4%
Belden & Blake Corp. 9 7/8%, 6/15/07 (f)  B3 $ 1,060 $ 1,081
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04  Ba3  100  98
 9 1/8%, 4/15/06  Ba3  250  258
 8 1/2%, 3/15/12  Ba2  70  69
Clark R&M Holdings, Inc. 0%, 2/15/00  B2  1,000  770
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07  B2  1,380  1,411
 8 3/4%, 11/1/09 (f)  B2  210  209
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,410  1,498
Occidental Petroleum Corp.:
 6.39%, 11/9/00  Baa3  1,000  1,004
 8 1/2%, 11/9/01  Baa2  1,180  1,272
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  1,130  1,158
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,845
Plains Resources, Inc., Series B,
10 1/4%, 3/15/06  B2  400  425
Southwest Royalties, Inc.
10 1/2%, 10/15/04 (f)  B3  240  238
  11,336
TOTAL ENERGY   13,027
FINANCE - 6.7%
ASSET-BACKED SECURITIES - 1.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  1,570  1,782
Capital Equipment Receivables Trust
6.11%, 7/15/99  Aaa  14,150  14,201
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02  Aaa  5,193  5,231
 6.76%, 9/15/02  A3  1,298  1,308
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02  Aaa  1,694  1,705
 5.90%, 7/15/03  Aaa  4,708  4,707
Ford Credit Auto Owner Trust
6.40%, 5/15/02  A2  2,710  2,718
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Ford Credit Grantor Trust
5.90%, 10/15/00  Aaa $ 781 $ 782
Green Tree Financial Corp.
6.10%, 4/15/27  Aaa  1,755  1,756
MBNA Master Credit Card Trust II
7 1/4%, 9/15/02  Aaa  9,000  9,147
Sears Credit Account Master Trust II
6 1/2%, 10/15/03  Aaa  6,280  6,329
  49,666
BANKS - 2.3%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  5,000  5,093
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (f)  A1  10,000  10,178
BanPonce Financial Corp.:
 6.88%, 6/16/00  A3  2,500  2,546
 6.69%, 9/21/00  A3  2,250  2,283
 6 3/4%, 8/9/01  A3  3,850  3,920
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  875
Capital One Bank:
 6.74%, 5/31/99  Baa3  2,630  2,658
 6.42%, 11/12/99  Baa3  5,000  5,017
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,777
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (f)  A1  6,000  6,133
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  728
First USA Bank 6 1/2%, 12/23/99   Aa2  4,700  4,740
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  810
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,416
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,363
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  404
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,725
  67,666
CREDIT & OTHER FINANCE - 2.0%
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa3  6,560  6,626
 6.41%, 8/13/99  Baa3  1,000  1,006
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ahmanson Capital Trust I
8.36%, 12/1/26 (f)  Baa3 $ 2,700 $ 2,880
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  10,000  10,056
BankBoston Capital Trust II
7 3/4%, 12/15/26  Baa1  8,000  8,200
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,485
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,771
Cityscape Financial Corp. 12 3/4%, 6/1/04  B2  970  660
Delta Financial Corp. 9 1/2%, 8/1/04  B1  210  208
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,390
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (f)  -  540  608
General Electric Capital Corp.
6.94%, 4/13/09 (e)  Aaa  4,700  4,765
Imperial Credit Capital Trust I
10 1/4%, 6/14/02 (f)  B2  510  500
Imperial Credit Industries, Inc.
9 7/8%, 1/15/07  B2  1,130  1,119
Indah Kiat Finance Mauritius Ltd.
10%, 7/1/07 (f)  Ba3  490  443
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,341
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  3,100  3,230
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  485  517
PTC International Finance BV
0%, 7/1/07 (d)(f)  B3  240  155
Pindo Deli Finance Mauritius Ltd.
10 1/4%, 10/1/02 (f)  Ba3  330  310
Tjiwi Kimia Mauritius Ltd.
10%, 8/1/04 (f)  Ba3  940  837
  59,107
INSURANCE - 0.5%
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,743
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.
10 5/8%, 10/1/03  Ba3  1,360  1,496
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,462
  5,958
TOTAL FINANCE   196,140
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3 $ 160 $ 165
Wright Medical Technology, Inc.
11 3/4%, 7/1/00 (f)(g)   Caa3  1,191  1,191
  1,356
MEDICAL FACILITIES MANAGEMENT - 0.1%
Integrated Health Services, Inc. (f):
 9 1/2%, 9/15/07   B2  300  303
 9 1/4%, 1/15/08   B2  1,200  1,197
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  620  626
 8 5/8%, 1/15/07  Ba3  170  173
Vencor, Inc. 8 5/8%, 7/15/07 (f)  B1  215  209
  2,508
TOTAL HEALTH   3,864
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  970  1,038
Norfolk Southern Corp. 7.05%, 5/1/37  Baa1  5,800  6,032
  7,070
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2  130  134
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  3,829  3,417
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  1,820  1,929
  5,480
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  106
Continental Global Group, Inc. 11%, 4/1/07  B2  550  580
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,210  1,349
  2,035
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.0%
Allied Waste North America
10 1/4%, 12/1/06  B3 $ 350 $ 378
Envirosource, Inc. 9 3/4%, 6/15/03  B3  270  268
  646
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,161
MEDIA & LEISURE - 2.4%
BROADCASTING - 1.4%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(f)  B3  820  605
Adelphia Communications Corp.:
 9 1/2%, 2/15/04  B3  670  655
 9 7/8%, 3/1/07  B3  650  663
CapStar Broadcasting Partners, Inc.:
 9 1/4%, 7/1/07  B2  1,110  1,121
 0%, 2/1/09 (d)  B3  1,670  1,169
Chancellor Media Corp.
8 3/4%, 6/15/07 (f)  B3  620  622
Continental Cablevision, Inc. 9%, 9/1/08  Baa3  1,700  1,937
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  1,386  402
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  100  80
Falcon Holdings Group LP
11%, 9/15/03 pay-in-kind  -  2,387  2,434
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(f)  B1  1,720  968
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (d)(f)  Caa1  146  100
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  140  144
 9 3/8%, 12/1/05  B3  380  377
Intermedia Capital Partners IV L P / Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06 B2 60 66 International Cabletel, Inc 0%, 2/1/06 (d) B3 1,000 735
Olympus Communications LP/ Olympus
Capital Corp 10 5/8%, 11/15/06  B1  1,660  1,793
Panamsat Corp. 12 3/4%, 4/15/05 pay-in-kind BBB+ 444 531 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3 $ 820 $ 888
TCI Communications, Inc.:
 7 1/4%, 6/15/99  Ba1  1,000  1,013
 6.82%, 9/15/10 (g)  Ba1  4,000  4,019
TeleTrac, Inc. 14%, 8/1/07 unit (f)   Caa2  920  929
Telewest PLC 0%, 10/1/07 (d)  B1  770  572
Time Warner, Inc.:
 7 3/4%, 6/15/05  Ba1  8,000  8,389
 6.85%, 1/15/26  Ba1  7,120  7,275
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06  B2  4,330  3,009
 0%, 5/15/06 (f)  B2  100  70
United International Holdings, Inc.
 0%, 11/15/99  B3  450  369
  40,935
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  1,370  1,390
AMF Group, Inc., Series B:
  0%, 3/15/06 (d)  B2  360  271
  10 7/8%, 3/15/06  B2  755  815
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  917
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (f)  B1  60  60
Viacom, Inc. 8%, 7/7/06  B1  2,360  2,313
  5,766
LEISURE DURABLES & TOYS - 0.0%
ICON Fitness Corp. 0%, 11/15/06 (d)  Caa3  270  154
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  830  925
HMC Acquisition Properties, Inc.
9%, 12/15/07  Ba3  2,810  2,880
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  1,460  1,529
 8 7/8%, 7/15/07  Ba3  1,210  1,237
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  1,330  1,443
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  280  295
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc. 9 3/4%, 4/15/07  B2 $ 320 $ 322
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  1,780  1,825
  10,456
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07  B2  1,860  1,869
 8 7/8%, 7/1/07 (f)  B2  310  311
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  1,040  1,082
  3,262
RESTAURANTS - 0.3%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  1,000  1,045
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,607
SC International Services, Inc.
9 1/4%, 9/1/07 (f)  B2  800  816
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,945
  9,413
TOTAL MEDIA & LEISURE   69,986
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,830
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  710  753
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,265
  7,848
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetic, Inc. 11 3/4%, 2/15/04  B3  1,470  1,441
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  5,425  5,723
  7,164
TOBACCO - 0.4%
North Atlantic Trading, Inc. 11%, 6/15/04 (f)  B3  320  326
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  10,275
  10,601
TOTAL NONDURABLES   25,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 240 $ 256
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05  Ba3  530  541
 9%, 7/15/07   B2  820  832
  1,629
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa1  1,400  1,430
 6.40%, 2/15/03  Baa1  425  426
Federated Department Stores, Inc.:
 8 1/2%, 6/15/03  Baa2  3,000  3,280
 6.79%, 7/15/27  Baa2  7,000  7,152
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,250  3,305
  15,593
GROCERY STORES - 0.4%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  5,278
Brunos, Inc. 10 1/2%, 8/1/05  Caa2  160  83
Di Giorgio Corp. 10%, 6/15/07  B3  820  802
Fleming Companies, Inc.
10 1/2%, 12/1/04 (f)  B3  550  572
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  214  246
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa1  1,280  1,261
 9 5/8%, 5/1/03  B3  950  895
Penn Traffic Co.:
 10 1/4%, 2/15/02  B3  720  648
 8 5/8%, 12/15/03  B3  430  363
 10 3/8%, 10/1/04  B3  420  378
 11 1/2%, 4/15/06  B3  350  329
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03  B3  1,320  1,287
 9 1/2%, 8/1/03  B3  30  29
  12,171
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2 $ 270 $ 279
Corporate Express, Inc., Series B,
9 1/8%, 3/15/04  B2  120  122
J Crew Operating Corp. (f):
 10 3/8%, 10/15/07   B3  510  505
 0%, 10/15/08 (d)  Caa2  680  374
  1,280
TOTAL RETAIL & WHOLESALE   30,673
SERVICES - 0.3%
LEASING & RENTAL - 0.0%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  1,150  1,167
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1  1,800  1,818
SERVICES - 0.2%
Orion Network Systems, Inc.:
 0%, 1/15/07 (d)  B2  6,760  4,918
 11 1/4%, 1/15/07  B2  1,445  1,622
Outsourcing Solutions, Inc. 11%, 11/1/06  B3  420  464
  7,004
TOTAL SERVICES   9,989
TECHNOLOGY - 0.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2  2,110  1,382
Jordan Telecommunication Products, Inc. (f):
 0%, 8/1/07 (d)  B3  1,090  850
 9 7/8%, 8/1/07   B3  460  465
  2,697
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.0%
DecisionOne Corp. 9 3/4%, 8/1/07  B3 $ 170 $ 174
DecisionOne Holdings Corp.
0%, 8/1/08 unit (d)  Caa1  150  95
  269
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Comdisco, Inc.:
 6.35%, 8/7/98  Baa1  2,500  2,507
 6.70%, 8/6/99  Baa1  3,000  3,037
 5 3/4%, 2/15/01  Baa1  6,000  5,914
 6 3/8%, 11/30/01  Baa1  4,500  4,521
Dictaphone Corp. 11 3/4%, 8/1/05  Caa3  370  326
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  140  165
  16,470
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp. 10 1/8%, 6/15/07  B3  180  185
ELECTRONICS - 0.2%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,482
Viasystems, Inc. 9 3/4%, 6/1/07 (f)  B3  490  501
  5,983
TOTAL TECHNOLOGY   25,604
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  959
Delta Air Lines, Inc. equipment trust certificate
8.54%, 1/2/07  Baa1  765  835
  1,794
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  4,360  4,644
TRUCKING & FREIGHT - 0.0%
Allied Holdings, Inc. 8 5/8%, 10/1/07 (f)  B1  80  82
TOTAL TRANSPORTATION   6,520
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.2%
CELLULAR - 0.8%
Dial Call Communications, Inc.
0%, 4/15/04 (d)  B3 $ 690 $ 642
McCaw International Ltd.
0%, 4/15/07 (d)  CCC  5,760  3,341
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  3,220  2,157
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  8,980  6,735
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  730  602
Pagemart, Inc. 0%, 11/1/03 (d)  -  2,850  2,594
Rogers Communications, Inc. 8 7/8%, 7/15/07 B2 180 178 Telesystem International Wireless, Inc. (f):
 0%, 6/30/07 (d)  Caa1  1,070  642
 10 1/2%, 11/1/07   Caa1  80  42
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  7,057
USA Mobile Communications, Inc. II:
 9 1/2%, 2/1/04  B2  390  382
 14%, 11/1/04  B2  180  200
  24,572
ELECTRIC UTILITY - 0.3%
AES Corp. 8 3/8%, 8/15/07  Ba1  500  488
CMS Energy Corp. 8 1/8%, 5/15/02  Ba3  230  233
DR Investment UK PLC yankee
7.10%, 5/15/02 (f)  Baa1  5,000  5,165
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  3,000  3,007
  8,893
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  6,089
TELEPHONE SERVICES - 0.9%
GST USA, Inc. 0%, 12/15/05 (d)  -  1,000  720
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  -  3,380  2,298
 12 1/4%, 9/1/04 (f)  -  1,075  1,140
McLeodUSA, Inc. 0%, 3/1/07 (d)  B3  820  567
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  240  242
RCN Corp. 0%, 10/15/07 (d)(f)   B3  1,320  766
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
RSL Communications Ltd. /RSL
Communications PLC 12 1/4%, 11/15/06  Caa1 $ 1,110 $ 1,204
Winstar Communications, Inc.
0%, 10/15/05 (d)  Caa1  2,050  1,456
Winstar Equipment 12 1/2%, 3/15/04  B3  220  229
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  1,228  1,308
 8 7/8%, 1/15/06  Ba1  5,667  6,181
 7 3/4%, 4/1/07  Ba1  9,000  9,439
  25,550
TOTAL UTILITIES   65,104
TOTAL NONCONVERTIBLE BONDS   536,637
TOTAL CORPORATE BONDS
(Cost $536,238)   550,696
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 10.2%
U.S. TREASURY OBLIGATIONS - 8.3%
5 7/8%, 10/31/98  Aaa  4,170  4,181
6 5/8%, 6/30/01  Aaa  38,530  39,620
6 5/8%, 3/31/02  Aaa  40,100  41,397
10 3/4%, 5/15/03  Aaa  402  495
12 3/8%, 5/15/04  Aaa  1,315  1,775
7%, 7/15/06  Aaa  92,825  99,598
12 3/4%, 11/15/10 (callable)  Aaa  30,500  43,510
13 7/8%, 5/15/11 (callable)  Aaa  1,410  2,144
7 1/4%, 2/15/23  Aaa  10,153  11,300
TOTAL U.S. TREASURY OBLIGATIONS   244,020
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,809
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  1,590  1,701
 7.38%, 8/5/04  Aaa  3,790  4,066
 7.56%, 9/1/04  Aaa  5,530  5,989
 7.70%, 9/20/04  Aaa  1,170  1,273
Federal National Mortgage Association:
 8 5/8%, 6/30/04  Aaa  4,000  4,536
 6.72%, 8/1/05  Aaa  3,980  4,105
Financing Corp. stripped principal 0%, 6/6/02 Aaa 5,230 3,994 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  142  151
  Class 2-E, 9.40%, 5/15/02  Aaa  1,975  2,095
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  Aaa  397  386
  Series 1993-D, 5.23%, 5/15/05  Aaa  712  693
  Series 1994-A, 7.12%, 4/15/06  Aaa  655  682
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  543  574
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
  Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,840
  Series 1996-A1, 6.726%, 9/15/10 (callable)  -  5,000  5,144
State of Israel (guaranteed by U.S. government
through Agency for International Development):
  7 3/4%, 11/15/99  Aaa  2,660  2,757
  0%, 11/15/01  Aaa  2,320  1,836
  8%, 11/15/01  Aaa  1,160  1,245
  6 1/8%, 3/15/03  Aaa  3,443  3,469
  7 5/8%, 8/15/04  Aaa  1,650  1,792
  5.89%, 8/15/05  Aaa  3,155  3,113
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.24%, 8/1/04  Aaa $ 2,200 $ 2,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   55,700
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $295,108)   299,720
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Mortgage Corporation:
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,054  3,938
 7%, 7/1/99 to 7/1/26  Aaa  4,327  4,383
Federal National Mortgage Association:
 5 1/2%, 8/1/02 to 4/1/26  Aaa  84,526  82,184
 6%, 6/1/11 to 9/1/25  Aaa  17,416  16,825
 6 1/2%, 2/1/24 to 9/1/27  Aaa  50,782  50,011
Government National Mortgage Association:
 7%, 12/15/22 to 12/15/25  Aaa  2,730  2,751
 8%, 11/15/21 to 12/15/26  Aaa  15,843  16,458
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $174,199)   176,550
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
U.S. GOVERNMENT AGENCY - 0.5%
Federal Home Loan Mortgage Corporation
planned amortization class Series 1645
Class ZA, 5 1/2%, 4/15/05  Aaa  11,092  10,980
Federal National Mortgage Association planned
amortization class Series 1993-129 Class D,
6.10%, 6/25/05  Aaa  5,000  5,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,700)   15,980
COMMERCIAL MORTGAGE SECURITIES - 0.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
American Southwest Financial Securities
Series 1994-C2 Class B2,
9.6596%, 12/25/01 (f)(g)  - $ 700 $ 712
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.7349%, 8/1/24 (f)(g)  -  1,836  1,398
CS First Boston Mortgage Securities Corp.
floater Series 1995-AEWI Class E,
9.7763%, 11/25/97 (f)(g)  -  250  253
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (f)  -  700  712
First Chicago /Lennar Trust I Series 1997-CHL1 (g):
 Class E, 8.1217%, 4/1/39   -  650  548
 Class D, 8.12%, 5/29/08   -  700  704
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (f)  Ba3  500  477
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E,
8.6777%, 5/25/21 (f)(g)  -  764  718
Penn Mutual Life Insurance Co. (The)
Series 1996-PML Class K,
7.90%, 11/15/26 (f)  -  1,250  906
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (f)  BB  1,000  921
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (f)  B  500  175
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  210  210
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,356  1,378
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (f)  Aaa  1,727  1,748
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,949)   10,860
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.6%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,296
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,825
Mexico Value recovery rights
6/30/03 discount A  -  1  -
Quebec Province yankee (e):
 6.86%, 4/15/26   A2  8,000  8,221
 7.22%, 7/22/36   A2  3,200  3,388
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,730
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $3,975)  Aaa  4,000  4,115
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY
Branch yankee 6.20%, 8/1/00
(Cost $3,005)    3,000  3,002
CASH EQUIVALENTS - 1.7%
 SHARES

Taxable Central Cash Fund (b)
(Cost $48,548)    48,547,890  48,548
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,480,252)  $ 2,931,566
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,448,000 or 2.7% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 22.4%
Baa 5.3% BBB  7.6%
Ba 2.4% BB  0.8%
B 4.5% B  4.5%
Caa 0.4% CCC  0.4%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,482,190,000. Net unrealized appreciation aggregated $449,376,000, of which $472,670,000 related to appreciated investment securities and $23,294,000 related to depreciated investment securities.
The fund hereby designates approximately $29,059,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,480,252) -                        $ 2,931,566
SEE ACCOMPANYING SCHEDULE

CASH                                                                           57

RECEIVABLE FOR INVESTMENTS SOLD                                                26,407

RECEIVABLE FOR FUND SHARES SOLD                                                3,842

DIVIDENDS RECEIVABLE                                                           2,866

INTEREST RECEIVABLE                                                            16,998

OTHER RECEIVABLES                                                              332

PREPAID EXPENSES                                                               2

 TOTAL ASSETS                                                                  2,982,070

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 7,193

PAYABLE FOR FUND SHARES REDEEMED                                     8,236

ACCRUED MANAGEMENT FEE                                               1,134

DISTRIBUTION FEES PAYABLE                                            1,260

OTHER PAYABLES AND ACCRUED EXPENSES                                  578

 TOTAL LIABILITIES                                                             18,401

NET ASSETS                                                                    $ 2,963,669

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 2,277,330

UNDISTRIBUTED NET INVESTMENT INCOME                                            9,114

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          225,890
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      451,335
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                    $ 2,963,669


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $18.75
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($7,565 (DIVIDED BY) 403.49 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $18.75)                     $19.89

CLASS T:                                                                   $18.79
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,901,222 (DIVIDED BY) 154,430 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $18.79)                     $19.47

CLASS B:                                                                   $18.71
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($15,958 (DIVIDED BY) 853 SHARES) A

INSTITUTIONAL CLASS:                                                       $18.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,924 (DIVIDED BY) 2,065 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 42,317
DIVIDENDS

INTEREST                                                               79,944

 TOTAL INCOME                                                          122,261

EXPENSES

MANAGEMENT FEE                                             $ 13,237

TRANSFER AGENT FEES                                         5,419

DISTRIBUTION FEES                                           14,623

ACCOUNTING FEES AND EXPENSES                                807

NON-INTERESTED TRUSTEES' COMPENSATION                       23

CUSTODIAN FEES AND EXPENSES                                 93

REGISTRATION FEES                                           134

AUDIT                                                       92

LEGAL                                                       17

INTEREST                                                    1

MISCELLANEOUS                                               96

 TOTAL EXPENSES BEFORE REDUCTIONS                           34,542

 EXPENSE REDUCTIONS                                         (215)      34,327

NET INVESTMENT INCOME                                                  87,934

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      229,516

 FOREIGN CURRENCY TRANSACTIONS                              108        229,624

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      251,898

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               1          251,899

NET GAIN (LOSS)                                                        481,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 569,457
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 87,934      $ 107,896
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  229,624       30,925

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      251,899       144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           569,457       282,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (90,048)      (124,584)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (19,449)      (6,649)

 TOTAL DISTRIBUTIONS                                       (109,497)     (131,233)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (512,007)     (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (52,047)      (426,418)

NET ASSETS

 BEGINNING OF PERIOD                                       3,015,716     3,442,134

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,963,669   $ 3,015,716
INCOME OF $9,114 AND $10,411, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.04    $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .48        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.83       .88

 TOTAL FROM INVESTMENT OPERATIONS                                    3.31       .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.49)      (.14)

 FROM NET REALIZED GAIN                                              (.11)      -

 TOTAL DISTRIBUTIONS                                                 (.60)      (.14)

NET ASSET VALUE, END OF PERIOD                                      $ 18.75    $ 16.04

TOTAL RETURN B, C                                                    20.99%     6.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 8        $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.41% F    1.50% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.40% G    1.49% A,
                                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 2.68%      3.07% A

PORTFOLIO TURNOVER                                                   70%        223%

AVERAGE COMMISSION RATE H                                           $ .0435    $ .0106


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 16.07   $ 15.30    $ 14.67   $ 15.91    $ 14.41
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .53 C     .51 C      .59       .38        .48

 NET REALIZED AND UNREALIZED          2.84      .88        .54       (.79)      2.18
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     3.37      1.39       1.13      (.41)      2.66

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.54)     (.59)      (.50)     (.28)      (.56)

 IN EXCESS OF NET                     -         -          -         (.02)      -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN               (.11)     (.03)      -         (.49)      (.60)

 RETURN OF CAPITAL                    -         -          -         (.04)      -

 TOTAL DISTRIBUTIONS                  (.65)     (.62)      (.50)     (.83)      (1.16)

NET ASSET VALUE, END OF PERIOD       $ 18.79   $ 16.07    $ 15.30   $ 14.67    $ 15.91

TOTAL RETURN A, B                     21.36%    9.30%      7.85%     (2.69)%    19.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 2,901   $ 2,993    $ 3,441   $ 3,129    $ 1,654
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          1.17%     1.26%      1.47%     1.59%      1.52%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      1.17%     1.25%      1.46%     1.58%      1.51%
ASSETS AFTER EXPENSE REDUCTIONS                E          E         E          E

RATIO OF NET INVESTMENT INCOME        2.98%     3.32%      3.99%     3.79%      3.24%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                    70%       223%       297%      202%       200%

AVERAGE COMMISSION RATE F            $ .0435   $ .0106


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      OCTOBER 31,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .29

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.38

 TOTAL FROM INVESTMENT OPERATIONS                                    2.67

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.32)

NET ASSET VALUE, END OF PERIOD                                      $ 18.71

TOTAL RETURN B, C                                                    16.40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 16

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.12% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.11% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 1.88% A

PORTFOLIO TURNOVER                                                   70%

AVERAGE COMMISSION RATE G                                           $ .0435

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.11   $ 15.40    $ 15.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .61 D     .54 D      .25

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.86      .87        .09

 TOTAL FROM INVESTMENT OPERATIONS                        3.47      1.41       .34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.62)     (.67)      (.17)

 FROM NET REALIZED GAIN                                  (.11)     (.03)      -

 TOTAL DISTRIBUTIONS                                     (.73)     (.70)      (.17)

NET ASSET VALUE, END OF PERIOD                          $ 18.85   $ 16.11    $ 15.40

TOTAL RETURN B, C                                        21.97%    9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 39      $ 22       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .69%      1.06%      .92% A,
                                                                             F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .69%      1.03% G    .91% A,
EXPENSE REDUCTIONS                                                           G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     3.42%     3.54%      4.54% A

PORTFOLIO TURNOVER                                       70%       223%       297%

AVERAGE COMMISSION RATE H                               $ .0435   $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




11. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund) (formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B, and shares of Class B for distribution under federal and state securities law. These expenses are borne by Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
13. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,009,067,000 and $2,525,099,000, respectively, of which U.S. government and government agency obligations aggregated $641,378,000 and $768,825,000, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .45% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 11,000       $ 11,000

CLASS T     14,549,000     14,549,000

CLASS B     63,000         16,000

           $ 14,623,000   $ 14,576,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 139,000     $ 102,000

CLASS T     1,052,000     777,000

CLASS B     9,000         0*

           $ 1,200,000   $ 879,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC*     $ 10,000      .24

CLASS T**               FIIOC*      5,353,000    .18

CLASS B                 FIIOC*      16,000       .25

INSTITUTIONAL CLASS     FIIOC*      40,000       .14

                                   $ 5,419,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $259,000 for the period.
15. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS A    1.50%        $ 7,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
5. EXPENSE REDUCTIONS - CONTINUED
Effective November 1, 1997, Class A, Class T, Class B and Institutional Class expense limitations were changed from 1.50% to 1.05%, 1.75% to 1.30%, 2.25% to 1.80% and from 1.25% to .80% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $202,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement.
16. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,637,000. The weighted average interest rate was 5.875%.
17. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 21.3% of the total outstanding shares of the fund.
18. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS          1997 B                    1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 111                     $ 4

FROM NET REALIZED GAIN         12                        -

TOTAL                         $ 123                     $ 4

CLASS T

FROM NET INVESTMENT INCOME    $ 88,845                  $ 124,292

FROM NET REALIZED GAIN         19,290                    6,647

TOTAL                         $ 108,135                 $ 130,939

CLASS B

FROM NET INVESTMENT INCOME    $ 137                     $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 955                     $ 288

FROM NET REALIZED GAIN         147                       2

TOTAL                         $ 1,102                   $ 290

C DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
D DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
19. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,

                                 1997B         1996A         1997B          1996A

AMOUNTS IN THOUSANDS

CLASS A                           398           79           $ 7,127        $ 1,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             117            4

SHARES REDEEMED                   (75)          (5)           (1,376)        (76)

NET INCREASE (DECREASE)           330           74           $ 5,868        $ 1,151

CLASS T                           26,574        36,300       $ 469,471      $ 563,225
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,886         7,921         101,958        122,603

SHARES REDEEMED                   (64,227)      (82,882)      (1,117,978)    (1,284,921)

NET INCREASE (DECREASE)           (31,767)      (38,661)     $ (546,549)    $ (599,093)

CLASS B                           1,099         -            $ 20,123       $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             128            -

SHARES REDEEMED                   (253)         -             (4,772)        -

NET INCREASE (DECREASE)           853           -            $ 15,479       $ -

INSTITUTIONAL CLASS               1,168         1,421        $ 21,544       $ 21,932
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     60            17            1,061          270

SHARES REDEEMED                   (517)         (149)         (9,410)        (2,319)

NET INCREASE (DECREASE)           711           1,289        $ 13,195       $ 19,883


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997
20. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,000

CLASS T                 58,000

CLASS B                 27,000

INSTITUTIONAL CLASS     19,000

                       $ 134,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/8/97 12/5/97 $0.18 $1.26
A total of 11.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 56% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders of Institutional Class.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Richard C. Pozen, Senior Vice President
William S. Hayes, Vice President
Richard A. Spillane, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Richard C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T, AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                  PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS A         8.09%    38.22%   115.08%

ADVISOR GOVERNMENT INVESTMENT - CLASS A         2.95%    31.66%   104.86%
 (INCL. MAX 4.75% SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX           8.66%    42.43%   134.51%

SALOMON BROTHERS TREASURY/AGENCY INDEX          8.62%    42.57%   134.93%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE           7.99%    36.24%   115.30%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index and the Salomon Brothers Treasury/Agency Index, both of which are indexes of U.S. government and government agency securities (other than mortgage securities) with maturities of one year of more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS A   8.09%    6.69%    7.96%

ADVISOR GOVERNMENT INVESTMENT - CLASS A   2.95%    5.65%    7.44%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX     8.66%    7.33%    8.90%

SALOMON BROTHERS TREASURY/AGENCY INDEX    8.62%    7.35%    8.92%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE     7.99%    6.35%    7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971203 185732 S00000000000001
             FA Govt Inv -CL A           LB Government Bond
             00265                       LB003
  1987/10/31       9525.00                    10000.00
  1987/11/30       9599.85                    10049.44
  1987/12/31       9684.44                    10169.29
  1988/01/31       9979.57                    10501.42
  1988/02/29      10091.16                    10614.28
  1988/03/31      10033.45                    10504.65
  1988/04/30       9974.11                    10448.49
  1988/05/31       9914.88                    10374.05
  1988/06/30      10114.02                    10603.27
  1988/07/31      10096.66                    10531.25
  1988/08/31      10091.29                    10552.21
  1988/09/30      10262.69                    10782.77
  1988/10/31      10414.45                    10972.75
  1988/11/30      10327.42                    10842.96
  1988/12/31      10320.89                    10884.34
  1989/01/31      10440.80                    11022.73
  1989/02/28      10408.44                    10932.98
  1989/03/31      10439.26                    10999.89
  1989/04/30      10608.62                    11235.83
  1989/05/31      10815.84                    11500.78
  1989/06/30      11057.42                    11884.51
  1989/07/31      11229.59                    12135.49
  1989/08/31      11114.66                    11931.26
  1989/09/30      11179.20                    11982.59
  1989/10/31      11390.27                    12292.69
  1989/11/30      11476.80                    12411.73
  1989/12/31      11533.59                    12432.69
  1990/01/31      11408.10                    12256.68
  1990/02/28      11445.68                    12281.13
  1990/03/31      11462.61                    12278.44
  1990/04/30      11359.63                    12170.15
  1990/05/31      11692.48                    12509.54
  1990/06/30      11860.90                    12707.58
  1990/07/31      12004.67                    12870.16
  1990/08/31      11927.91                    12690.92
  1990/09/30      12007.20                    12812.65
  1990/10/31      12127.82                    13021.98
  1990/11/30      12339.29                    13310.58
  1990/12/31      12498.43                    13516.42
  1991/01/31      12635.57                    13661.53
  1991/02/28      12740.78                    13739.72
  1991/03/31      12791.98                    13809.59
  1991/04/30      12898.28                    13961.14
  1991/05/31      12965.97                    14015.42
  1991/06/30      12958.61                    13995.54
  1991/07/31      13097.52                    14161.61
  1991/08/31      13300.66                    14489.98
  1991/09/30      13541.05                    14793.89
  1991/10/31      13662.02                    14923.42
  1991/11/30      13741.00                    15073.09
  1991/12/31      14179.57                    15586.61
  1992/01/31      13987.24                    15343.96
  1992/02/29      14051.57                    15403.88
  1992/03/31      13955.18                    15313.86
  1992/04/30      14036.95                    15410.33
  1992/05/31      14294.62                    15694.63
  1992/06/30      14492.50                    15919.55
  1992/07/31      14737.21                    16320.74
  1992/08/31      14864.07                    16472.83
  1992/09/30      15002.16                    16705.81
  1992/10/31      14821.28                    16464.77
  1992/11/30      14858.78                    16436.29
  1992/12/31      15098.95                    16713.06
  1993/01/31      15357.55                    17068.04
  1993/02/28      15645.75                    17409.85
  1993/03/31      15735.45                    17468.16
  1993/04/30      15853.99                    17602.52
  1993/05/31      15878.97                    17583.17
  1993/06/30      16191.53                    17973.34
  1993/07/31      16271.72                    18082.98
  1993/08/31      16537.02                    18486.59
  1993/09/30      16567.37                    18557.26
  1993/10/31      16678.49                    18627.40
  1993/11/30      16423.36                    18423.17
  1993/12/31      16511.80                    18494.38
  1994/01/31      16799.69                    18747.51
  1994/02/28      16410.62                    18350.62
  1994/03/31      15914.65                    17937.87
  1994/04/30      15755.87                    17796.80
  1994/05/31      15772.29                    17773.96
  1994/06/30      15718.58                    17733.11
  1994/07/31      16061.27                    18059.06
  1994/08/31      16051.89                    18062.56
  1994/09/30      15826.37                    17808.08
  1994/10/31      15799.60                    17794.65
  1994/11/30      15769.49                    17762.13
  1994/12/31      15876.22                    17870.16
  1995/01/31      16161.23                    18202.83
  1995/02/28      16514.39                    18594.61
  1995/03/31      16623.84                    18711.24
  1995/04/30      16820.72                    18955.77
  1995/05/31      17474.93                    19720.27
  1995/06/30      17597.59                    19871.55
  1995/07/31      17535.79                    19798.46
  1995/08/31      17735.06                    20031.17
  1995/09/30      17896.60                    20224.11
  1995/10/31      18155.96                    20532.06
  1995/11/30      18414.97                    20852.10
  1995/12/31      18678.69                    21147.69
  1996/01/31      18774.54                    21277.48
  1996/02/29      18389.68                    20844.04
  1996/03/31      18219.89                    20669.91
  1996/04/30      18102.87                    20537.97
  1996/05/31      18064.55                    20503.57
  1996/06/30      18274.84                    20768.26
  1996/07/31      18311.73                    20819.58
  1996/08/31      18268.90                    20773.10
  1996/09/30      18559.03                    21117.86
  1996/10/31      18953.56                    21582.47
  1996/11/30      19266.02                    21957.87
  1996/12/31      19060.30                    21733.76
  1997/01/31      19075.64                    21757.94
  1997/02/28      19104.03                    21787.77
  1997/03/31      18894.98                    21557.21
  1997/04/30      19174.61                    21868.38
  1997/05/31      19313.87                    22057.02
  1997/06/30      19513.26                    22304.51
  1997/07/31      20067.85                    22937.60
  1997/08/31      19871.41                    22710.81
  1997/09/30      20154.79                    23052.35
  1997/10/31      20486.43                    23451.12
IMATRL PRASUN   SHR__CHT 19971031 19971203 185735 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on October 31, 1987, and the current maximum 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $20,486 - a 104.86% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,451 - a 134.51% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                      YEARS ENDED OCTOBER 31,

                              1997    1996                      1995     1994     1993

DIVIDEND RETURN               6.19%   6.20%                     6.99%    5.01%    6.13%

CAPITAL APPRECIATION RETURN   1.90%   -1.86%                     7.92%   -10.28    6.40%
                                                                         %

TOTAL RETURN                  8.09%   4.34%                     14.91%   -5.27%   12.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              4.73(CENTS)   27.93(CENTS)   55.88(CENTS)

ANNUALIZED DIVIDEND RATE         5.81%         5.84%          5.92%

30-DAY ANNUALIZED YIELD          N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.59 over the past one month, $9.48 over the past six months and $9.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history. FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                  PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS T         7.97%    38.06%   114.82%

ADVISOR GOVERNMENT INVESTMENT - CLASS T         4.20%    33.23%   107.31%
 (INCL. MAX 3.50% SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX           8.66%    42.43%   134.51%

SALOMON BROTHERS TREASURY/AGENCY INDEX          8.62%    42.57%   134.93%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE           7.99%    36.24%   115.30%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index and the Salomon Brothers Treasury/Agency Index, both of which are indexes of U.S. government and government agency securities (other than mortgage securities) with maturities of one year of more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS T   7.97%    6.66%    7.95%

ADVISOR GOVERNMENT INVESTMENT - CLASS T   4.20%    5.91%    7.56%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX     8.66%    7.33%    8.90%

SALOMON BROTHERS TREASURY/AGENCY INDEX    8.62%    7.35%    8.92%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE     7.99%    6.35%    7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971205 132318 S00000000000001
             FA Govt Inv -CL T           LB Government Bond
             00167                       LB003
  1987/10/31       9650.00                    10000.00
  1987/11/30       9725.83                    10049.44
  1987/12/31       9811.54                    10169.29
  1988/01/31      10110.53                    10501.42
  1988/02/29      10223.59                    10614.28
  1988/03/31      10165.12                    10504.65
  1988/04/30      10105.00                    10448.49
  1988/05/31      10045.00                    10374.05
  1988/06/30      10246.75                    10603.27
  1988/07/31      10229.16                    10531.25
  1988/08/31      10223.73                    10552.21
  1988/09/30      10397.37                    10782.77
  1988/10/31      10551.13                    10972.75
  1988/11/30      10462.95                    10842.96
  1988/12/31      10456.34                    10884.34
  1989/01/31      10577.82                    11022.73
  1989/02/28      10545.03                    10932.98
  1989/03/31      10576.25                    10999.89
  1989/04/30      10747.84                    11235.83
  1989/05/31      10957.78                    11500.78
  1989/06/30      11202.53                    11884.51
  1989/07/31      11376.96                    12135.49
  1989/08/31      11260.52                    11931.26
  1989/09/30      11325.91                    11982.59
  1989/10/31      11539.75                    12292.69
  1989/11/30      11627.41                    12411.73
  1989/12/31      11684.95                    12432.69
  1990/01/31      11557.81                    12256.68
  1990/02/28      11595.88                    12281.13
  1990/03/31      11613.04                    12278.44
  1990/04/30      11508.71                    12170.15
  1990/05/31      11845.92                    12509.54
  1990/06/30      12016.55                    12707.58
  1990/07/31      12162.21                    12870.16
  1990/08/31      12084.44                    12690.92
  1990/09/30      12164.77                    12812.65
  1990/10/31      12286.98                    13021.98
  1990/11/30      12501.22                    13310.58
  1990/12/31      12662.45                    13516.42
  1991/01/31      12801.39                    13661.53
  1991/02/28      12907.98                    13739.72
  1991/03/31      12959.86                    13809.59
  1991/04/30      13067.55                    13961.14
  1991/05/31      13136.13                    14015.42
  1991/06/30      13128.67                    13995.54
  1991/07/31      13269.41                    14161.61
  1991/08/31      13475.21                    14489.98
  1991/09/30      13718.76                    14793.89
  1991/10/31      13841.31                    14923.42
  1991/11/30      13921.33                    15073.09
  1991/12/31      14365.65                    15586.61
  1992/01/31      14170.80                    15343.96
  1992/02/29      14235.97                    15403.88
  1992/03/31      14138.32                    15313.86
  1992/04/30      14221.17                    15410.33
  1992/05/31      14482.21                    15694.63
  1992/06/30      14682.69                    15919.55
  1992/07/31      14930.61                    16320.74
  1992/08/31      15059.14                    16472.83
  1992/09/30      15199.04                    16705.81
  1992/10/31      15015.79                    16464.77
  1992/11/30      15053.78                    16436.29
  1992/12/31      15297.10                    16713.06
  1993/01/31      15559.09                    17068.04
  1993/02/28      15851.07                    17409.85
  1993/03/31      15941.95                    17468.16
  1993/04/30      16062.05                    17602.52
  1993/05/31      16087.36                    17583.17
  1993/06/30      16404.02                    17973.34
  1993/07/31      16485.26                    18082.98
  1993/08/31      16754.04                    18486.59
  1993/09/30      16784.79                    18557.26
  1993/10/31      16897.37                    18627.40
  1993/11/30      16638.89                    18423.17
  1993/12/31      16728.49                    18494.38
  1994/01/31      17020.15                    18747.51
  1994/02/28      16625.98                    18350.62
  1994/03/31      16123.50                    17937.87
  1994/04/30      15962.64                    17796.80
  1994/05/31      15979.28                    17773.96
  1994/06/30      15924.86                    17733.11
  1994/07/31      16272.05                    18059.06
  1994/08/31      16262.55                    18062.56
  1994/09/30      16034.07                    17808.08
  1994/10/31      16006.95                    17794.65
  1994/11/30      15976.43                    17762.13
  1994/12/31      16084.57                    17870.16
  1995/01/31      16373.32                    18202.83
  1995/02/28      16731.11                    18594.61
  1995/03/31      16842.00                    18711.24
  1995/04/30      17041.46                    18955.77
  1995/05/31      17704.26                    19720.27
  1995/06/30      17828.53                    19871.55
  1995/07/31      17765.92                    19798.46
  1995/08/31      17967.81                    20031.17
  1995/09/30      18131.46                    20224.11
  1995/10/31      18394.23                    20532.06
  1995/11/30      18656.64                    20852.10
  1995/12/31      18923.82                    21147.69
  1996/01/31      19020.92                    21277.48
  1996/02/29      18631.01                    20844.04
  1996/03/31      18459.00                    20669.91
  1996/04/30      18340.44                    20537.97
  1996/05/31      18301.62                    20503.57
  1996/06/30      18514.66                    20768.26
  1996/07/31      18552.04                    20819.58
  1996/08/31      18508.65                    20773.10
  1996/09/30      18801.69                    21117.86
  1996/10/31      19199.57                    21582.47
  1996/11/30      19514.68                    21957.87
  1996/12/31      19325.40                    21733.76
  1997/01/31      19317.46                    21757.94
  1997/02/28      19344.87                    21787.77
  1997/03/31      19131.51                    21557.21
  1997/04/30      19392.54                    21868.38
  1997/05/31      19552.82                    22057.02
  1997/06/30      19774.01                    22304.51
  1997/07/31      20312.57                    22937.60
  1997/08/31      20111.42                    22710.81
  1997/09/30      20396.66                    23052.35
  1997/10/31      20730.60                    23451.12
IMATRL PRASUN   SHR__CHT 19971031 19971205 132320 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $20,731 - a 107.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,451 - a 134.51% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on pages 7 and 8. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                      YEARS ENDED OCTOBER 31,

                              1997    1996                      1995     1994     1993

DIVIDEND RETURN               6.07%   6.24%                     6.99%    5.01%    6.13%

CAPITAL APPRECIATION RETURN   1.90%   -1.86%                     7.92%   -10.28    6.40%
                                                                         %

TOTAL RETURN                  7.97%   4.38%                     14.91%   -5.27%   12.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              4.65(CENTS)   27.43(CENTS)   54.89(CENTS)

ANNUALIZED DIVIDEND RATE         5.71%         5.74%          5.81%

30-DAY ANNUALIZED YIELD          5.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.59 over the past one month, or $9.48 over the past six months or $9.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.31%.
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90%
12b-1/shareholder service fee (1.00% prior to January 1, 1996).
Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class
B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS B           7.20%    34.74%   109.65%

ADVISOR GOVERNMENT INVESTMENT - CLASS B           2.20%    32.75%   109.65%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX             8.66%    42.43%   134.51%

SALOMON BROTHERS TREASURY/AGENCY INDEX            8.62%    42.57%   134.93%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE             7.99%    36.24%   115.30%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index and the Salomon Brothers Treasury/Agency Index, both of which are indexes of U.S. government and government agency securities (other than mortgage securities) with maturities of one year of more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT - CLASS B     7.20%    6.14%    7.68%

ADVISOR GOVERNMENT INVESTMENT - CLASS B     2.20%    5.83%    7.68%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS GOVERNMENT BOND INDEX       8.66%    7.33%    8.90%

SALOMON BROTHERS TREASURY/AGENCY INDEX      8.62%    7.35%    8.92%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE       7.99%    6.35%    7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971203 185720 S00000000000001
             FA Govt Inv -CL B           LB Government Bond
             00667                       LB003
  1987/10/31      10000.00                    10000.00
  1987/11/30      10078.58                    10049.44
  1987/12/31      10167.40                    10169.29
  1988/01/31      10477.23                    10501.42
  1988/02/29      10594.40                    10614.28
  1988/03/31      10533.81                    10504.65
  1988/04/30      10471.50                    10448.49
  1988/05/31      10409.33                    10374.05
  1988/06/30      10618.39                    10603.27
  1988/07/31      10600.17                    10531.25
  1988/08/31      10594.53                    10552.21
  1988/09/30      10774.48                    10782.77
  1988/10/31      10933.81                    10972.75
  1988/11/30      10842.44                    10842.96
  1988/12/31      10835.58                    10884.34
  1989/01/31      10961.47                    11022.73
  1989/02/28      10927.49                    10932.98
  1989/03/31      10959.85                    10999.89
  1989/04/30      11137.65                    11235.83
  1989/05/31      11355.21                    11500.78
  1989/06/30      11608.84                    11884.51
  1989/07/31      11789.60                    12135.49
  1989/08/31      11668.93                    11931.26
  1989/09/30      11736.69                    11982.59
  1989/10/31      11958.29                    12292.69
  1989/11/30      12049.13                    12411.73
  1989/12/31      12108.75                    12432.69
  1990/01/31      11977.00                    12256.68
  1990/02/28      12016.46                    12281.13
  1990/03/31      12034.24                    12278.44
  1990/04/30      11926.12                    12170.15
  1990/05/31      12275.56                    12509.54
  1990/06/30      12452.39                    12707.58
  1990/07/31      12603.32                    12870.16
  1990/08/31      12522.74                    12690.92
  1990/09/30      12605.98                    12812.65
  1990/10/31      12732.62                    13021.98
  1990/11/30      12954.63                    13310.58
  1990/12/31      13121.71                    13516.42
  1991/01/31      13265.69                    13661.53
  1991/02/28      13376.14                    13739.72
  1991/03/31      13429.91                    13809.59
  1991/04/30      13541.50                    13961.14
  1991/05/31      13612.57                    14015.42
  1991/06/30      13604.84                    13995.54
  1991/07/31      13750.68                    14161.61
  1991/08/31      13963.95                    14489.98
  1991/09/30      14216.33                    14793.89
  1991/10/31      14343.33                    14923.42
  1991/11/30      14426.25                    15073.09
  1991/12/31      14886.68                    15586.61
  1992/01/31      14684.76                    15343.96
  1992/02/29      14752.31                    15403.88
  1992/03/31      14651.11                    15313.86
  1992/04/30      14736.96                    15410.33
  1992/05/31      15007.47                    15694.63
  1992/06/30      15215.22                    15919.55
  1992/07/31      15472.14                    16320.74
  1992/08/31      15605.32                    16472.83
  1992/09/30      15750.30                    16705.81
  1992/10/31      15560.40                    16464.77
  1992/11/30      15599.77                    16436.29
  1992/12/31      15851.92                    16713.06
  1993/01/31      16123.41                    17068.04
  1993/02/28      16425.98                    17409.85
  1993/03/31      16520.15                    17468.16
  1993/04/30      16644.61                    17602.52
  1993/05/31      16670.83                    17583.17
  1993/06/30      16998.98                    17973.34
  1993/07/31      17083.17                    18082.98
  1993/08/31      17361.70                    18486.59
  1993/09/30      17393.56                    18557.26
  1993/10/31      17510.22                    18627.40
  1993/11/30      17242.37                    18423.17
  1993/12/31      17335.22                    18494.38
  1994/01/31      17637.47                    18747.51
  1994/02/28      17229.00                    18350.62
  1994/03/31      16708.29                    17937.87
  1994/04/30      16541.59                    17796.80
  1994/05/31      16558.84                    17773.96
  1994/06/30      16502.44                    17733.11
  1994/07/31      16833.48                    18059.06
  1994/08/31      16826.89                    18062.56
  1994/09/30      16557.04                    17808.08
  1994/10/31      16518.30                    17794.65
  1994/11/30      16475.98                    17762.13
  1994/12/31      16576.41                    17870.16
  1995/01/31      16863.21                    18202.83
  1995/02/28      17224.76                    18594.61
  1995/03/31      17328.36                    18711.24
  1995/04/30      17522.59                    18955.77
  1995/05/31      18193.13                    19720.27
  1995/06/30      18309.52                    19871.55
  1995/07/31      18232.97                    19798.46
  1995/08/31      18428.59                    20031.17
  1995/09/30      18585.01                    20224.11
  1995/10/31      18861.79                    20532.06
  1995/11/30      19119.17                    20852.10
  1995/12/31      19381.90                    21147.69
  1996/01/31      19469.99                    21277.48
  1996/02/29      19060.91                    20844.04
  1996/03/31      18875.37                    20669.91
  1996/04/30      18725.26                    20537.97
  1996/05/31      18674.38                    20503.57
  1996/06/30      18901.49                    20768.26
  1996/07/31      18929.16                    20819.58
  1996/08/31      18874.00                    20773.10
  1996/09/30      19163.09                    21117.86
  1996/10/31      19558.13                    21582.47
  1996/11/30      19870.16                    21957.87
  1996/12/31      19647.77                    21733.76
  1997/01/31      19650.59                    21757.94
  1997/02/28      19647.74                    21787.77
  1997/03/31      19441.00                    21557.21
  1997/04/30      19695.87                    21868.38
  1997/05/31      19826.54                    22057.02
  1997/06/30      20040.39                    22304.51
  1997/07/31      20575.66                    22937.60
  1997/08/31      20360.49                    22710.81
  1997/09/30      20660.13                    23052.35
  1997/10/31      20965.37                    23451.12
IMATRL PRASUN   SHR__CHT 19971031 19971203 185723 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $20,965 - a 109.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,451 - a 134.51% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on pages 11 and 12.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                      YEARS ENDED OCTOBER 31,

                              1997    1996                      1995     1994     1993

DIVIDEND RETURN               5.41%   5.55%                     6.15%    4.72%    6.13%

CAPITAL APPRECIATION RETURN   1.79%   -1.86%                     8.04%   -10.38    6.40%
                                                                         %

TOTAL RETURN                  7.20%   3.69%                     14.19%   -5.66%   12.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              4.12(CENTS)   24.33(CENTS)   48.96(CENTS)

ANNUALIZED DIVIDEND RATE         5.06%         5.10%          5.19%

30-DAY ANNUALIZED YIELD          4.92%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annualized dividend rate is based on an average net asset value of $9.58 over the past one month, $9.47 over the past six months, and $9.44 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 4.91%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary nemesis -
rising inflation - remained in check
throughout most of the 12 months that
ended October 31, 1997, translating
into a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during the
period. Through the first half of the
period, bonds suffered from the
perception of an accelerating
economy and, in turn, that inflation
would make an appearance. The
Federal Reserve Board raised a key
short-term interest rate in March, in
an attempt to curb any potential
hints of inflation. For the most part,
though, investors had been
anticipating this hike. Spurred on by
encouraging economic data, as well as
the Fed's reluctance to raise rates
further, bond markets rallied from
April through July. While some of
these gains evaporated in August -
as inflation fears cropped up again
- a strong September and October
helped ease the pain. The bond
market attracted wary stock investors
in October, as the U.S. equity market
stumbled due to overseas
developments. Treasuries, in
particular, performed well toward the
end of the period. Relative interest-rate stability provided a fairly positive backdrop for mortgage-backed securities, as the Lehman Brothers
Mortgage-Backed Securities Index
returned 9.12% over the 12-month
period. Sustained economic growth
and demand for higher yields helped
corporate bonds, as the Lehman
Brothers Corporate Bond Index
returned 9.25% over the same
period.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. HOW DID THE FUND PERFORM, CURT?
B.D. For the year that ended October 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 8.09%, 7.97% and 7.20%, respectively. To compare the fund's performance with that of its competitors, the U.S. government funds average had a return of 7.99%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall government securities market, the Lehman Brothers Government Bond Index had a 12-month return of 8.66%.
Q. DID YOU ALTER YOUR STRATEGY IN LIGHT OF THE MARKET'S CHANGING
DIRECTION?
A. The main thrust of my investment strategy remained the same throughout the past six months: I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities as represented by the Salomon Brothers Treasury/Agency Index. It's my view that very few people can pinpoint the direction and magnitude of interest-rate changes with any accuracy and consistency. Given that, I believe that managing a fund based on the future level of interest rates can backfire if you place an incorrect bet. So I kept the fund "duration neutral," meaning that it was essentially no more or less sensitive to interest-rate changes than the short-maturity part of the government/agency bond market.
Q. DURING THE PAST SIX MONTHS, YOU INCREASED THE FUND'S STAKE IN AGENCY AND MORTGAGE SECURITIES. WHAT PROMPTED THAT STRATEGY AND HOW DID IT AFFECT THE FUND'S PERFORMANCE IN THE SECOND HALF OF THE PERIOD?
A. I did so because agencies and mortgages were more attractive given their higher yields. Having relatively high-yielding agency and mortgage securities - as opposed to more Treasuries - was a plus for the fund during most of the period. However, amid the volatility we saw in October, agencies and mortgages didn't perform as well as Treasuries, so that position detracted slightly from the fund's performance toward the end of the period.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU EMPHASIZE?
A. I focused on agency securities that are non-callable - those that can't be redeemed by their issuer before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is a positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from a called bond in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. MORTGAGE-BACKED SECURITIES ALSO ARE SUSCEPTIBLE TO BEING PRE-PAID BEFORE MATURITY AS HOMEOWNERS REFINANCE. IN LIGHT OF THAT, WHICH MORTGAGE SECURITIES DID YOU CHOOSE?
A. The likelihood of a mortgage security being pre-paid because of increased refinancing activity is one of the most important factors I consider, since it can dramatically affect the security's price. I tend to emphasize mortgage securities where I think the level of refinancing activity will not change greatly as interest rates rise or fall. For example, I chose those securities where the underlying loans had interest rates well above or well below current interest rates, because they are generally less likely to experience changes in refinancing activity. I also focused on "seasoned" mortgages - those that were issued between five and 10 years ago. For a variety of reasons, homeowners with seasoned mortgages have chosen not to refinance despite being presented with several attractive opportunities to do so. Seasoned mortgages stand only a small chance of being paid off before maturity.
Q. WHAT'S YOUR OUTLOOK FOR THE
BOND MARKET?
A. Before currency-related problems in Southeast Asia shook global markets in October, bond investors appeared worried that the Federal Reserve Board would have to increase interest rates in response to the U.S. economy's strength. But now many market observers are speculating that the troubles in Southeast Asia may mean that the U.S. economy will cool off, eliminating the need for the Fed to raise interest rates to thwart inflation. Until these issues are sorted out, though, I think the bond market could be somewhat more volatile in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
           % OF FUND'S    % OF FUND'S INVESTMENTS
           INVESTMENTS    6 MONTHS AGO

 ZERO      14.3           7.0
COUPON
BONDS

 5 -       8.4            16.0
 5.99%

 6 -       19.9           22.1
 6.99%

 7 -       12.0           10.1
 7.99%

 8 -       28.0           38.8
 8.99%

 9 -       8.9            4.4
 9.99%

10 -       1.1            0.5
10.99%

11 -       6.4            0.3
11.99%

12% AND    0.4            0.4
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   8.2   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   4.9   4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 55.0
ROW: 1, COL: 3, VALUE: 20.0
ROW: 1, COL: 4, VALUE: 23.0
MORTGAGE-BACKED
SECURITIES 19.9%
U.S. TREASURY
OBLIGATIONS 39.1%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 40.6%
SHORT-TERM
INVESTMENTS 0.4%

MORTGAGE-BACKED
SECURITIES 23.3%
U.S. TREASURY
OBLIGATIONS 20.1%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 56.0%
SHORT-TERM
INVESTMENTS 0.6%

ROW: 1, COL: 1, VALUE: 1.8
ROW: 1, COL: 2, VALUE: 40.2
ROW: 1, COL: 3, VALUE: 39.0
ROW: 1, COL: 4, VALUE: 19.0
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 76.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 20.1%
11 1/4%, 8/15/03 $ 3,300,000 $ 4,147,176
11 3/4%, 2/15/10 (callable)  2,395,000  3,201,061
8 7/8%, 2/15/19  22,200,000  29,099,316
8 1/8%, 8/15/19  330,000  404,148
  36,851,701
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.0%
Federal Agricultural Mortgage Corporation:
7.48%, 11/27/00  1,800,000  1,880,712
 7.01%, 8/10/04  500,000  524,610
Federal Farm Credit Bank 5.51%, 1/25/01  1,000,000  990,000
Federal Home Loan Bank:
6.37%, 6/30/03  230,000  233,917
 7.59%, 3/10/05  290,000  314,198
Federal Home Loan Mortgage Corporation
8%, 1/26/05  330,000  365,010
Federal National Mortgage Association:
5.55%, 1/17/01  1,750,000  1,734,688
 8 5/8%, 6/30/04  1,000,000  1,134,060
 7.16%, 5/11/05  2,850,000  3,016,098
Financing Corp. stripped principal:
Series A, 0%, 2/8/03  5,000,000  3,668,500
 0%, 3/7/03  10,000,000  7,272,600
Government Loan Trusts (assets of Trust guaranteed by U.S.
government through Agency for International Development)
Class 1-B, 8 1/2%, 4/1/06  1,070,000  1,181,034
Government Trust Certificates (assets of Trust guaranteed
 by U.S. government through Defense Security
Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  6,922,996  7,353,953
  Class 2-E, 9.40%, 5/15/02  1,087,836  1,154,085
  Class T-3, 9 5/8%, 5/15/02  642,490  680,982
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  235,200  228,842
  Series 1993-D, 5.23%, 5/15/05  323,191  314,190
  Series 1994-A, 7.12%, 4/15/06  1,832,118  1,905,188
  Series 1994-C, 6.61%, 9/15/99  110,355  111,092
  Series 1994-F, 8.187%, 12/15/04  5,529,202  5,859,047
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-B, 7 1/2%, 1/26/06 $ 247,543 $ 261,497
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03  342,941  349,869
Overseas Private Investment Corp. U.S. government
guaranteed participation certificates (callable):
 Series 1994-195, 6.08%, 8/15/04  2,050,000  2,050,164
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  2,057,520
Private Export Funding Corp. secured:
5.65%, 3/15/03  943,250  934,893
 6.86%, 4/30/04  1,309,750  1,340,059
State of Israel (guaranteed by U.S. government through
Agency for International Development):
7 1/8%, 8/15/99  2,167,000  2,216,297
 0%, 11/15/00  11,140,000  9,336,545
 0%, 11/15/01  7,500,000  5,934,225
 8%, 11/15/01  5,540,000  5,945,860
 6 1/8%, 3/15/03  630,000  634,725
 7 5/8%, 8/15/04  480,000  521,369
 5.89%, 8/15/05  8,420,000  8,306,860
 6.60%, 2/15/08  12,815,000  13,161,902
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. government through Export-Import Bank):
 8.17%, 1/15/07  570,000  618,159
  6.69%, 1/15/09 (a)  1,069,405  1,094,925
U.S. Department of Housing & Urban Development
government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/02  4,000,000  4,377,720
  Series 1995-A, 8.27%, 8/1/03  415,000  459,704
  Series 1996-A, 6.98%, 8/1/05  3,000,000  3,155,460
  102,680,559
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $133,138,424)   139,532,260
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 17.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.1%
6 1/2%, 5/1/08 $ 371,664 $ 372,790
6.77%, 11/1/03   4,758,200  4,889,051
8 1/2%, 8/1/09 to 10/1/25  762,024  797,036
9%, 10/1/08 to 10/1/20  1,538,326  1,642,872
9 1/2%, 2/1/08 to 7/1/21  1,059,097  1,149,522
10 1/2%, 1/1/16 to 12/1/20  791,496  881,866
11%, 7/1/13 to 5/1/14  617,951  689,931
12 1/2%, 2/1/10 to 6/1/19  573,658  666,172
  11,089,240
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
5 1/2%, 7/1/09   2,942,776  2,867,971
6%, 12/1/08  155,580  154,311
6.345%, 3/1/99  1,809,126  1,813,083
6 1/2%, 6/1/07 to 2/1/10  2,334,663  2,339,249
8 1/4%, 12/1/01  680,408  731,296
8 1/2%, 8/1/16 to 1/1/17  274,057  289,494
9%, 11/1/11  645,093  683,186
9 1/4%, 9/1/16  141,500  152,702
9 1/2%, 5/1/07 to 5/1/20  2,222,540  2,353,017
12 1/2%, 8/1/15  26,839  31,658
  11,415,967
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.9%
7 1/2%, 9/15/06 to 1/15/08  2,784,808  2,870,940
9%, 5/15/01 to 12/15/09  839,686  870,073
9 1/2%, 11/15/09  311,986  338,479
10 1/2%, 8/15/16 to 1/15/18  999,830  1,121,202
11%, 12/15/15 to 7/15/19  943,423  1,077,306
11 1/2%, 3/15/10 to 8/15/20  2,263,601  2,600,751
13 1/2%, 7/15/11  60,631  72,760
  8,951,511
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $31,007,938)   31,456,718
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
Series 1535 Class PM, 7%, 6/15/01 $ 3,028,764 $ 3,070,410
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  37,768  37,591
Federal National Mortgage Association:
planned amortization class Series 1993-134 Class GA,
 6 1/2%, 2/25/07  2,730,000  2,764,658
 sequential pay Series 1996-M5 Class A1, 7.141%, 6/25/08  3,463,175
3,557,330
 Series 1994-M3 Class A, 7.71%, 4/1/06  1,737,365  1,748,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,023,018)   11,178,213
CASH EQUIVALENTS - 0.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 1,117,529  1,117,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $176,286,380)  $ 183,284,191
LEGEND
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,094,925 or 0.6% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $176,308,671. Net unrealized appreciation aggregated $6,975,520, of which $7,105,188 related to appreciated investment securities and $129,668 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $6,368,000 of which $3,261,000, $2,767,000 and $340,000 will expire on October 31, 2002, 2004 and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 183,284,191
AGREEMENTS OF $1,117,000) (COST $176,286,380) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      563,561

RECEIVABLE FOR INVESTMENTS SOLD                                           133,568

INTEREST RECEIVABLE                                                       2,433,514

 TOTAL ASSETS                                                             186,414,834

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 431,192

DISTRIBUTIONS PAYABLE                                         124,497

ACCRUED MANAGEMENT FEE                                        51,504

DISTRIBUTION FEES PAYABLE                                     43,476

OTHER PAYABLES AND ACCRUED EXPENSES                           85,733

 TOTAL LIABILITIES                                                        736,402

NET ASSETS                                                               $ 185,678,432

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 184,628,451

UNDISTRIBUTED NET INVESTMENT INCOME                                       443,959

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (6,391,789)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 6,997,811

NET ASSETS                                                               $ 185,678,432


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $9.67
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,581,993 (DIVIDED BY) 163,631 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $9.67)            $10.15

CLASS T:                                                         $9.67
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($144,948,403 (DIVIDED BY) 14,994,788 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $9.67)            $10.02

CLASS B:                                                         $9.66
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,781,658 (DIVIDED BY) 1,944,297 SHARES) A

INSTITUTIONAL CLASS:                                             $9.65
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($20,366,378 (DIVIDED BY) 2,110,473 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                       $ 14,520,325
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 930,159

TRANSFER AGENT FEES                                         496,575

DISTRIBUTION FEES                                           584,502

ACCOUNTING FEES AND EXPENSES                                87,365

NON-INTERESTED TRUSTEES' COMPENSATION                       1,899

CUSTODIAN FEES AND EXPENSES                                 13,752

REGISTRATION FEES                                           81,054

AUDIT                                                       60,355

LEGAL                                                       1,383

INTEREST                                                    1,615

MISCELLANEOUS                                               6,067

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,264,726

 EXPENSE REDUCTIONS                                         (96,050)     2,168,676

NET INVESTMENT INCOME                                                    12,351,649

REALIZED AND UNREALIZED GAIN (LOSS)                                      (45,568)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  2,565,980
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          2,520,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 14,872,061
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 12,351,649    $ 16,576,353
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (45,568)        (2,903,627)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        2,565,980       (3,481,958)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             14,872,061      10,190,768
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (12,220,693)    (16,570,486)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (80,094,142)    34,526,256

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (77,442,774)    28,146,538

NET ASSETS

 BEGINNING OF PERIOD                                         263,121,206     234,974,668

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 185,678,432   $ 263,121,206
INCOME OF $443,959 AND $294,939, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996 F

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490                   $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .552                      .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .187                      .241 E

 TOTAL FROM INVESTMENT OPERATIONS                        .739                      .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.559)                    (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.670                   $ 9.490

TOTAL RETURN B, C                                        8.09%                     3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,582                   $ 223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% G                    .90% A,
                                                                                  G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.98%                     6.28% A

PORTFOLIO TURNOVER RATE                                  136%                      153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                     YEARS ENDED OCTOBER 31,

                                     1997                      1996        1995        1994 C      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 9.490                   $ 9.670     $ 8.960     $ 10.140    $ 9.730
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                .558 D                    .586 D      .594        .515        .567

 NET REALIZED AND UNREALIZED          .171                      (.180)      .701        (1.031)     .601
 GAIN (LOSS)

 TOTAL FROM INVESTMENT                .729                      .406        1.295       (.516)      1.168
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.549)                    (.586)      (.585)      (.504)      (.558)

 FROM NET REALIZED GAIN               -                         -           -           (.130)      (.200)

 IN EXCESS OF NET REALIZED GAIN       -                         -           -           (.030)      -

 TOTAL DISTRIBUTIONS                  (.549)                    (.586)      (.585)      (.664)      (.758)

NET ASSET VALUE, END OF PERIOD       $ 9.670                   $ 9.490     $ 9.670     $ 8.960     $ 10.140

TOTAL RETURN A, B                     7.97%                     4.38%       14.91%      (5.27)%     12.53%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 144,948                 $ 217,883   $ 208,620   $ 114,453   $ 69,876
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          1.00%                     1.00%       .89% E      .74% E      .68% E
NET ASSETS                           E

RATIO OF EXPENSES TO AVERAGE          1.00%                     .99% F      .89%        .74%        .68%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO     5.88%                     6.19%       6.34%       6.18%       6.11%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               136%                      153%        261%        313%        333%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - CLASS B

                                             YEARS ENDED OCTOBER 31,

                                             1997                      1996       1995       1994 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.490                   $ 9.670    $ 8.950    $ 9.100

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .494 D                    .520 D     .542       .144

 NET REALIZED AND UNREALIZED GAIN (LOSS)      .166                      (.177)     .693       (.137)

 TOTAL FROM INVESTMENT OPERATIONS             .660                      .343       1.235      .007

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.490)                    (.523)     (.515)     (.157)

NET ASSET VALUE, END OF PERIOD               $ 9.660                   $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                             7.20%                     3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 18,782                  $ 17,355   $ 11,766   $ 2,062

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.65%                     1.67% E    1.65% E    1.70% A,
                                             E                                               E

RATIO OF NET INVESTMENT INCOME TO AVERAGE     5.24%                     5.51%      5.58%      5.22% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       136%                      153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996       1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.480                   $ 9.670    $ 9.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .580 D                    .604 D     .197

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .165                      (.180)     .108

 TOTAL FROM INVESTMENT OPERATIONS                        .745                      .424       .305

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.575)                    (.614)     (.195)

NET ASSET VALUE, END OF PERIOD                          $ 9.650                   $ 9.480    $ 9.670

TOTAL RETURN B, C                                        8.18%                     4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 20,366                  $ 27,660   $ 14,588

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%                      .75% E     .75% A,
                                                        E                                    E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.12%                     6.43%      6.48% A

PORTFOLIO TURNOVER RATE                                  136%                      153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $285,193,649 and $362,312,288, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

C .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 1,086     $ 1,086

CLASS T     427,659     427,659

CLASS B     155,757     43,269

           $ 584,502   $ 472,014

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 31,629    $ 24,716

CLASS T     76,261      55,749

CLASS B     87,840      0*

           $ 195,730   $ 80,465

D WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 3,619     .50

CLASS T**              FIIOC *     413,305    .24

CLASS B                FIIOC *     39,211     .23

INSTITUTIONAL CLASS    FIIOC *     40,440     .18

                                  $ 496,575

E FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loans were outstanding amounted to $3,427,000 and $3,333,333, respectively. The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,617

CLASS T                1.00%          46,088

CLASS B                1.65%          13,359

INSTITUTIONAL CLASS    .75%           6,335

                                     $ 95,399

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $651 under the custodian arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                               YEAR ENDED    YEAR ENDED
                              OCTOBER 31,    OCTOBER 31,
                              1997           1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 42,611       $ 1,602

CLASS T

FROM NET INVESTMENT INCOME     9,932,617      14,160,622

CLASS B

FROM NET INVESTMENT INCOME     901,652        822,494

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     1,343,813      1,585,768

                              $ 12,220,693   $ 16,570,486

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1997            1996 A          1997             1996 A



CLASS A                           178,436         23,309         $ 1,694,126      $ 216,298
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,776           170             35,859           1,602

SHARES REDEEMED                   (42,060)        -               (399,267)        -

NET INCREASE (DECREASE)           140,152         23,479         $ 1,330,718      $ 217,900

CLASS T                           7,027,367       16,389,663     $ 66,447,581     $ 156,392,785
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     889,673         1,323,588       8,404,098        12,548,852

SHARES REDEEMED                   (15,881,447)    (16,317,212)    (149,782,096)    (154,061,866)

NET INCREASE (DECREASE)           (7,964,407)     1,396,039      $ (74,930,417)   $ 14,879,771

CLASS B                           604,961         1,364,781      $ 5,722,117      $ 13,027,776
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     71,140          64,712          672,141          612,407

SHARES REDEEMED                   (560,735)       (817,313)       (5,289,699)      (7,792,379)

NET INCREASE (DECREASE)           115,366         612,180        $ 1,104,559      $ 5,847,804

INSTITUTIONAL CLASS               790,278         2,699,943      $ 7,450,279      $ 25,667,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     121,048         131,515         1,142,532        1,241,701

SHARES REDEEMED                   (1,719,049)     (1,421,950)     (16,191,813)     (13,327,987)

NET INCREASE (DECREASE)           (807,723)       1,409,508      $ (7,599,002)    $ 13,580,781


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 27,516

CLASS T                 24,520

CLASS B                 12,917

INSTITUTIONAL CLASS     16,101

                       $ 81,054

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    30   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT -                8.18%    38.72%   115.85%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS GOVERNMENT BOND INDEX          8.66%    42.43%   134.51%

SALOMON BROTHERS TREASURY/AGENCY INDEX         8.62%    42.57%   134.93%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE          7.99%    36.24%   115.30%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index and the Salomon Brothers Treasury/Agency Index, both of which are indexes of U.S. government and government agency securities (other than mortgage securities) with maturities of one year of more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR GOVERNMENT INVESTMENT -          8.18%    6.76%    8.00%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS GOVERNMENT BOND INDEX    8.66%    7.33%    8.90%

SALOMON BROTHERS TREASURY/AGENCY INDEX   8.62%    7.35%    8.92%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE    7.99%    6.35%    7.94%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971203 185805 S00000000000001
             FA Govt Inv -CL I           LB Government Bond
             00697                       LB003
  1987/10/31      10000.00                    10000.00
  1987/11/30      10078.58                    10049.44
  1987/12/31      10167.40                    10169.29
  1988/01/31      10477.23                    10501.42
  1988/02/29      10594.40                    10614.28
  1988/03/31      10533.81                    10504.65
  1988/04/30      10471.50                    10448.49
  1988/05/31      10409.33                    10374.05
  1988/06/30      10618.39                    10603.27
  1988/07/31      10600.17                    10531.25
  1988/08/31      10594.53                    10552.21
  1988/09/30      10774.48                    10782.77
  1988/10/31      10933.81                    10972.75
  1988/11/30      10842.44                    10842.96
  1988/12/31      10835.58                    10884.34
  1989/01/31      10961.47                    11022.73
  1989/02/28      10927.49                    10932.98
  1989/03/31      10959.85                    10999.89
  1989/04/30      11137.65                    11235.83
  1989/05/31      11355.21                    11500.78
  1989/06/30      11608.84                    11884.51
  1989/07/31      11789.60                    12135.49
  1989/08/31      11668.93                    11931.26
  1989/09/30      11736.69                    11982.59
  1989/10/31      11958.29                    12292.69
  1989/11/30      12049.13                    12411.73
  1989/12/31      12108.75                    12432.69
  1990/01/31      11977.00                    12256.68
  1990/02/28      12016.46                    12281.13
  1990/03/31      12034.24                    12278.44
  1990/04/30      11926.12                    12170.15
  1990/05/31      12275.56                    12509.54
  1990/06/30      12452.39                    12707.58
  1990/07/31      12603.32                    12870.16
  1990/08/31      12522.74                    12690.92
  1990/09/30      12605.98                    12812.65
  1990/10/31      12732.62                    13021.98
  1990/11/30      12954.63                    13310.58
  1990/12/31      13121.71                    13516.42
  1991/01/31      13265.69                    13661.53
  1991/02/28      13376.14                    13739.72
  1991/03/31      13429.91                    13809.59
  1991/04/30      13541.50                    13961.14
  1991/05/31      13612.57                    14015.42
  1991/06/30      13604.84                    13995.54
  1991/07/31      13750.68                    14161.61
  1991/08/31      13963.95                    14489.98
  1991/09/30      14216.33                    14793.89
  1991/10/31      14343.33                    14923.42
  1991/11/30      14426.25                    15073.09
  1991/12/31      14886.68                    15586.61
  1992/01/31      14684.76                    15343.96
  1992/02/29      14752.31                    15403.88
  1992/03/31      14651.11                    15313.86
  1992/04/30      14736.96                    15410.33
  1992/05/31      15007.47                    15694.63
  1992/06/30      15215.22                    15919.55
  1992/07/31      15472.14                    16320.74
  1992/08/31      15605.32                    16472.83
  1992/09/30      15750.30                    16705.81
  1992/10/31      15560.40                    16464.77
  1992/11/30      15599.77                    16436.29
  1992/12/31      15851.92                    16713.06
  1993/01/31      16123.41                    17068.04
  1993/02/28      16425.98                    17409.85
  1993/03/31      16520.15                    17468.16
  1993/04/30      16644.61                    17602.52
  1993/05/31      16670.83                    17583.17
  1993/06/30      16998.98                    17973.34
  1993/07/31      17083.17                    18082.98
  1993/08/31      17361.70                    18486.59
  1993/09/30      17393.56                    18557.26
  1993/10/31      17510.22                    18627.40
  1993/11/30      17242.37                    18423.17
  1993/12/31      17335.22                    18494.38
  1994/01/31      17637.47                    18747.51
  1994/02/28      17229.00                    18350.62
  1994/03/31      16708.29                    17937.87
  1994/04/30      16541.59                    17796.80
  1994/05/31      16558.84                    17773.96
  1994/06/30      16502.44                    17733.11
  1994/07/31      16862.22                    18059.06
  1994/08/31      16852.38                    18062.56
  1994/09/30      16615.61                    17808.08
  1994/10/31      16587.51                    17794.65
  1994/11/30      16555.89                    17762.13
  1994/12/31      16667.95                    17870.16
  1995/01/31      16967.17                    18202.83
  1995/02/28      17337.94                    18594.61
  1995/03/31      17452.85                    18711.24
  1995/04/30      17659.55                    18955.77
  1995/05/31      18346.39                    19720.27
  1995/06/30      18475.16                    19871.55
  1995/07/31      18411.70                    19798.46
  1995/08/31      18625.01                    20031.17
  1995/09/30      18800.84                    20224.11
  1995/10/31      19080.43                    20532.06
  1995/11/30      19358.01                    20852.10
  1995/12/31      19621.57                    21147.69
  1996/01/31      19728.20                    21277.48
  1996/02/29      19329.03                    20844.04
  1996/03/31      19157.06                    20669.91
  1996/04/30      19037.37                    20537.97
  1996/05/31      19000.20                    20503.57
  1996/06/30      19224.85                    20768.26
  1996/07/31      19267.60                    20819.58
  1996/08/31      19226.21                    20773.10
  1996/09/30      19535.29                    21117.86
  1996/10/31      19953.47                    21582.47
  1996/11/30      20289.44                    21957.87
  1996/12/31      20079.25                    21733.76
  1997/01/31      20095.28                    21757.94
  1997/02/28      20103.95                    21787.77
  1997/03/31      19908.37                    21557.21
  1997/04/30      20185.05                    21868.38
  1997/05/31      20334.81                    22057.02
  1997/06/30      20569.57                    22304.51
  1997/07/31      21135.47                    22937.60
  1997/08/31      20930.16                    22710.81
  1997/09/30      21254.12                    23052.35
  1997/10/31      21584.75                    23451.12
IMATRL PRASUN   SHR__CHT 19971031 19971203 185808 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $21,585 - a 115.85% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,451 - a 134.51% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same types of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                      YEARS ENDED OCTOBER 31,

                              1997    1996                      1995     1994     1993

DIVIDEND RETURN               6.39%   6.54%                     7.11%    5.01%    6.13%

CAPITAL APPRECIATION RETURN   1.79%   -1.96%                     7.92%   -10.28    6.40%
                                                                         %

TOTAL RETURN                  8.18%   4.58%                     15.03%   -5.27%   12.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              4.86(CENTS)   28.63(CENTS)   57.53(CENTS)

ANNUALIZED DIVIDEND RATE         5.98%         6.00%          6.10%

30-DAY ANNUALIZED YIELD          5.83%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.57 over the past one month, $9.46 over the past six months, and $9.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary nemesis -
rising inflation - remained in check
throughout most of the 12 months that
ended October 31, 1997, translating
into a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during the
period. Through the first half of the
period, bonds suffered from the
perception of an accelerating
economy and, in turn, that inflation
would make an appearance. The
Federal Reserve Board raised a key
short-term interest rate in March, in
an attempt to curb any potential
hints of inflation. For the most part,
though, investors had been
anticipating this hike. Spurred on by
encouraging economic data, as well as
the Fed's reluctance to raise rates
further, bond markets rallied from
April through July. While some of
these gains evaporated in August -
as inflation fears cropped up again
- a strong September and October
helped ease the pain. The bond
market attracted wary stock investors
in October, as the U.S. equity market
stumbled due to overseas
developments. Treasuries, in
particular, performed well toward the
end of the period. Relative interest-rate stability provided a fairly positive backdrop for mortgage-backed securities, as the Lehman Brothers
Mortgage-Backed Securities Index
returned 9.12% over the 12-month
period. Sustained economic growth
and demand for higher yields helped
corporate bonds, as the Lehman
Brothers Corporate Bond Index
returned 9.25% over the same
period.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the year that ended October 31, 1997, the fund's Institutional Class shares had a total return of 8.18%. To compare the fund's performance with that of its competitors, the U.S. government funds average had a return of 7.99%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall government securities market, the Lehman Brothers Government Bond Index had a 12-month return of 8.66%.
Q. DID YOU ALTER YOUR STRATEGY IN LIGHT OF THE MARKET'S CHANGING
DIRECTION?
A. The main thrust of my investment strategy remained the same throughout the past six months: I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities as represented by the Salomon Brothers Treasury/Agency Index. It's my view that very few people can pinpoint the direction and magnitude of interest-rate changes with any accuracy and consistency. Given that, I believe that managing a fund based on the future level of interest rates can backfire if you place an incorrect bet. So I kept the fund "duration neutral," meaning that it was essentially no more or less sensitive to interest-rate changes than the short-maturity part of the government/agency bond market.
Q. DURING THE PAST SIX MONTHS, YOU INCREASED THE FUND'S STAKE IN AGENCY AND MORTGAGE SECURITIES. WHAT PROMPTED THAT STRATEGY AND HOW DID IT AFFECT THE FUND'S PERFORMANCE IN THE SECOND HALF OF THE PERIOD?
A. I did so because agencies and mortgages were more attractive given their higher yields. Having relatively high-yielding agency and mortgage securities - as opposed to more Treasuries - was a plus for the fund during most of the period. However, amid the volatility we saw in October, agencies and mortgages didn't perform as well as Treasuries, so that position detracted slightly from the fund's performance toward the end of the period.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU EMPHASIZE?
A. I focused on agency securities that are non-callable - those that can't be redeemed by their issuer before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is a positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from a called bond in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. MORTGAGE-BACKED SECURITIES ALSO ARE SUSCEPTIBLE TO BEING PRE-PAID BEFORE MATURITY AS HOMEOWNERS REFINANCE. IN LIGHT OF THAT, WHICH MORTGAGE SECURITIES DID YOU CHOOSE?
A. The likelihood of a mortgage security being pre-paid because of increased refinancing activity is one of the most important factors I consider, since it can dramatically affect the security's price. I tend to emphasize mortgage securities where I think the level of refinancing activity will not change greatly as interest rates rise or fall. For example, I chose those securities where the underlying loans had interest rates well above or well below current interest rates, because they are generally less likely to experience changes in refinancing activity. I also focused on "seasoned" mortgages - those that were issued between five and 10 years ago. For a variety of reasons, homeowners with seasoned mortgages have chosen not to refinance despite being presented with several attractive opportunities to do so. Seasoned mortgages stand only a small chance of being paid off before maturity.
Q. WHAT'S YOUR OUTLOOK FOR THE
BOND MARKET?
A. Before currency-related problems in Southeast Asia shook global markets in October, bond investors appeared worried that the Federal Reserve Board would have to increase interest rates in response to the U.S. economy's strength. But now many market observers are speculating that the troubles in Southeast Asia may mean that the U.S. economy will cool off, eliminating the need for the Fed to raise interest rates to thwart inflation. Until these issues are sorted out, though, I think the bond market could be somewhat more volatile in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
           % OF FUND'S    % OF FUND'S INVESTMENTS
           INVESTMENTS    6 MONTHS AGO

 ZERO      14.3           7.0
COUPON
BONDS

 5 -       8.4            16.0
 5.99%

 6 -       19.9           22.1
 6.99%

 7 -       12.0           10.1
 7.99%

 8 -       28.0           38.8
 8.99%

 9 -       8.9            4.4
 9.99%

10 -       1.1            0.5
10.99%

11 -       6.4            0.3
11.99%

12% AND    0.4            0.4
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   8.2   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   4.9   4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 55.0
ROW: 1, COL: 3, VALUE: 20.0
ROW: 1, COL: 4, VALUE: 23.0
MORTGAGE-BACKED
SECURITIES 19.9%
U.S. TREASURY
OBLIGATIONS 39.1%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 40.6%
SHORT-TERM
INVESTMENTS 0.4%

MORTGAGE-BACKED
SECURITIES 23.3%
U.S. TREASURY
OBLIGATIONS 20.1%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 56.0%
SHORT-TERM
INVESTMENTS 0.6%

ROW: 1, COL: 1, VALUE: 1.8
ROW: 1, COL: 2, VALUE: 40.2
ROW: 1, COL: 3, VALUE: 39.0
ROW: 1, COL: 4, VALUE: 19.0
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 76.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 20.1%
11 1/4%, 8/15/03 $ 3,300,000 $ 4,147,176
11 3/4%, 2/15/10 (callable)  2,395,000  3,201,061
8 7/8%, 2/15/19  22,200,000  29,099,316
8 1/8%, 8/15/19  330,000  404,148
  36,851,701
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.0%
Federal Agricultural Mortgage Corporation:
7.48%, 11/27/00  1,800,000  1,880,712
 7.01%, 8/10/04  500,000  524,610
Federal Farm Credit Bank 5.51%, 1/25/01  1,000,000  990,000
Federal Home Loan Bank:
6.37%, 6/30/03  230,000  233,917
 7.59%, 3/10/05  290,000  314,198
Federal Home Loan Mortgage Corporation
8%, 1/26/05  330,000  365,010
Federal National Mortgage Association:
5.55%, 1/17/01  1,750,000  1,734,688
 8 5/8%, 6/30/04  1,000,000  1,134,060
 7.16%, 5/11/05  2,850,000  3,016,098
Financing Corp. stripped principal:
Series A, 0%, 2/8/03  5,000,000  3,668,500
 0%, 3/7/03  10,000,000  7,272,600
Government Loan Trusts (assets of Trust guaranteed by U.S.
government through Agency for International Development)
Class 1-B, 8 1/2%, 4/1/06  1,070,000  1,181,034
Government Trust Certificates (assets of Trust guaranteed
 by U.S. government through Defense Security
Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  6,922,996  7,353,953
  Class 2-E, 9.40%, 5/15/02  1,087,836  1,154,085
  Class T-3, 9 5/8%, 5/15/02  642,490  680,982
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  235,200  228,842
  Series 1993-D, 5.23%, 5/15/05  323,191  314,190
  Series 1994-A, 7.12%, 4/15/06  1,832,118  1,905,188
  Series 1994-C, 6.61%, 9/15/99  110,355  111,092
  Series 1994-F, 8.187%, 12/15/04  5,529,202  5,859,047
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-B, 7 1/2%, 1/26/06 $ 247,543 $ 261,497
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03  342,941  349,869
Overseas Private Investment Corp. U.S. government
guaranteed participation certificates (callable):
 Series 1994-195, 6.08%, 8/15/04  2,050,000  2,050,164
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  2,057,520
Private Export Funding Corp. secured:
5.65%, 3/15/03  943,250  934,893
 6.86%, 4/30/04  1,309,750  1,340,059
State of Israel (guaranteed by U.S. government through
Agency for International Development):
7 1/8%, 8/15/99  2,167,000  2,216,297
 0%, 11/15/00  11,140,000  9,336,545
 0%, 11/15/01  7,500,000  5,934,225
 8%, 11/15/01  5,540,000  5,945,860
 6 1/8%, 3/15/03  630,000  634,725
 7 5/8%, 8/15/04  480,000  521,369
 5.89%, 8/15/05  8,420,000  8,306,860
 6.60%, 2/15/08  12,815,000  13,161,902
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. government through Export-Import Bank):
 8.17%, 1/15/07  570,000  618,159
  6.69%, 1/15/09 (a)  1,069,405  1,094,925
U.S. Department of Housing & Urban Development
government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/02  4,000,000  4,377,720
  Series 1995-A, 8.27%, 8/1/03  415,000  459,704
  Series 1996-A, 6.98%, 8/1/05  3,000,000  3,155,460
  102,680,559
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $133,138,424)   139,532,260
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 17.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.1%
6 1/2%, 5/1/08 $ 371,664 $ 372,790
6.77%, 11/1/03   4,758,200  4,889,051
8 1/2%, 8/1/09 to 10/1/25  762,024  797,036
9%, 10/1/08 to 10/1/20  1,538,326  1,642,872
9 1/2%, 2/1/08 to 7/1/21  1,059,097  1,149,522
10 1/2%, 1/1/16 to 12/1/20  791,496  881,866
11%, 7/1/13 to 5/1/14  617,951  689,931
12 1/2%, 2/1/10 to 6/1/19  573,658  666,172
  11,089,240
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
5 1/2%, 7/1/09   2,942,776  2,867,971
6%, 12/1/08  155,580  154,311
6.345%, 3/1/99  1,809,126  1,813,083
6 1/2%, 6/1/07 to 2/1/10  2,334,663  2,339,249
8 1/4%, 12/1/01  680,408  731,296
8 1/2%, 8/1/16 to 1/1/17  274,057  289,494
9%, 11/1/11  645,093  683,186
9 1/4%, 9/1/16  141,500  152,702
9 1/2%, 5/1/07 to 5/1/20  2,222,540  2,353,017
12 1/2%, 8/1/15  26,839  31,658
  11,415,967
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.9%
7 1/2%, 9/15/06 to 1/15/08  2,784,808  2,870,940
9%, 5/15/01 to 12/15/09  839,686  870,073
9 1/2%, 11/15/09  311,986  338,479
10 1/2%, 8/15/16 to 1/15/18  999,830  1,121,202
11%, 12/15/15 to 7/15/19  943,423  1,077,306
11 1/2%, 3/15/10 to 8/15/20  2,263,601  2,600,751
13 1/2%, 7/15/11  60,631  72,760
  8,951,511
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $31,007,938)   31,456,718
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
Series 1535 Class PM, 7%, 6/15/01 $ 3,028,764 $ 3,070,410
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  37,768  37,591
Federal National Mortgage Association:
planned amortization class Series 1993-134 Class GA,
 6 1/2%, 2/25/07  2,730,000  2,764,658
 sequential pay Series 1996-M5 Class A1, 7.141%, 6/25/08  3,463,175
3,557,330
 Series 1994-M3 Class A, 7.71%, 4/1/06  1,737,365  1,748,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,023,018)   11,178,213
CASH EQUIVALENTS - 0.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 1,117,529  1,117,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $176,286,380)  $ 183,284,191
LEGEND
10. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,094,925 or 0.6% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $176,308,671. Net unrealized appreciation aggregated $6,975,520, of which $7,105,188 related to appreciated investment securities and $129,668 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $6,368,000 of which $3,261,000, $2,767,000 and $340,000 will expire on October 31, 2002, 2004 and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 183,284,191
AGREEMENTS OF $1,117,000) (COST $176,286,380) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      563,561

RECEIVABLE FOR INVESTMENTS SOLD                                           133,568

INTEREST RECEIVABLE                                                       2,433,514

 TOTAL ASSETS                                                             186,414,834

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 431,192

DISTRIBUTIONS PAYABLE                                         124,497

ACCRUED MANAGEMENT FEE                                        51,504

DISTRIBUTION FEES PAYABLE                                     43,476

OTHER PAYABLES AND ACCRUED EXPENSES                           85,733

 TOTAL LIABILITIES                                                        736,402

NET ASSETS                                                               $ 185,678,432

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 184,628,451

UNDISTRIBUTED NET INVESTMENT INCOME                                       443,959

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (6,391,789)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 6,997,811

NET ASSETS                                                               $ 185,678,432


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $9.67
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,581,993 (DIVIDED BY) 163,631 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $9.67)            $10.15

CLASS T:                                                         $9.67
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($144,948,403 (DIVIDED BY) 14,994,788 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $9.67)            $10.02

CLASS B:                                                         $9.66
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,781,658 (DIVIDED BY) 1,944,297 SHARES) A

INSTITUTIONAL CLASS:                                             $9.65
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($20,366,378 (DIVIDED BY) 2,110,473 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                       $ 14,520,325
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 930,159

TRANSFER AGENT FEES                                         496,575

DISTRIBUTION FEES                                           584,502

ACCOUNTING FEES AND EXPENSES                                87,365

NON-INTERESTED TRUSTEES' COMPENSATION                       1,899

CUSTODIAN FEES AND EXPENSES                                 13,752

REGISTRATION FEES                                           81,054

AUDIT                                                       60,355

LEGAL                                                       1,383

INTEREST                                                    1,615

MISCELLANEOUS                                               6,067

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,264,726

 EXPENSE REDUCTIONS                                         (96,050)     2,168,676

NET INVESTMENT INCOME                                                    12,351,649

REALIZED AND UNREALIZED GAIN (LOSS)                                      (45,568)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  2,565,980
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          2,520,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 14,872,061
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 12,351,649    $ 16,576,353
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (45,568)        (2,903,627)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        2,565,980       (3,481,958)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             14,872,061      10,190,768
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (12,220,693)    (16,570,486)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (80,094,142)    34,526,256

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (77,442,774)    28,146,538

NET ASSETS

 BEGINNING OF PERIOD                                         263,121,206     234,974,668

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 185,678,432   $ 263,121,206
INCOME OF $443,959 AND $294,939, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996 F

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490                   $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .552                      .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .187                      .241 E

 TOTAL FROM INVESTMENT OPERATIONS                        .739                      .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.559)                    (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.670                   $ 9.490

TOTAL RETURN B, C                                        8.09%                     3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,582                   $ 223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% G                    .90% A,
                                                                                  G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.98%                     6.28% A

PORTFOLIO TURNOVER RATE                                  136%                      153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                     YEARS ENDED OCTOBER 31,

                                     1997                      1996        1995        1994 C      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 9.490                   $ 9.670     $ 8.960     $ 10.140    $ 9.730
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                .558 D                    .586 D      .594        .515        .567

 NET REALIZED AND UNREALIZED          .171                      (.180)      .701        (1.031)     .601
 GAIN (LOSS)

 TOTAL FROM INVESTMENT                .729                      .406        1.295       (.516)      1.168
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.549)                    (.586)      (.585)      (.504)      (.558)

 FROM NET REALIZED GAIN               -                         -           -           (.130)      (.200)

 IN EXCESS OF NET REALIZED GAIN       -                         -           -           (.030)      -

 TOTAL DISTRIBUTIONS                  (.549)                    (.586)      (.585)      (.664)      (.758)

NET ASSET VALUE, END OF PERIOD       $ 9.670                   $ 9.490     $ 9.670     $ 8.960     $ 10.140

TOTAL RETURN A, B                     7.97%                     4.38%       14.91%      (5.27)%     12.53%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 144,948                 $ 217,883   $ 208,620   $ 114,453   $ 69,876
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          1.00%                     1.00%       .89% E      .74% E      .68% E
NET ASSETS                           E

RATIO OF EXPENSES TO AVERAGE          1.00%                     .99% F      .89%        .74%        .68%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO     5.88%                     6.19%       6.34%       6.18%       6.11%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               136%                      153%        261%        313%        333%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - CLASS B

                                             YEARS ENDED OCTOBER 31,

                                             1997                      1996       1995       1994 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.490                   $ 9.670    $ 8.950    $ 9.100

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .494 D                    .520 D     .542       .144

 NET REALIZED AND UNREALIZED GAIN (LOSS)      .166                      (.177)     .693       (.137)

 TOTAL FROM INVESTMENT OPERATIONS             .660                      .343       1.235      .007

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.490)                    (.523)     (.515)     (.157)

NET ASSET VALUE, END OF PERIOD               $ 9.660                   $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                             7.20%                     3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 18,782                  $ 17,355   $ 11,766   $ 2,062

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.65%                     1.67% E    1.65% E    1.70% A,
                                             E                                               E

RATIO OF NET INVESTMENT INCOME TO AVERAGE     5.24%                     5.51%      5.58%      5.22% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       136%                      153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996       1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.480                   $ 9.670    $ 9.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .580 D                    .604 D     .197

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .165                      (.180)     .108

 TOTAL FROM INVESTMENT OPERATIONS                        .745                      .424       .305

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.575)                    (.614)     (.195)

NET ASSET VALUE, END OF PERIOD                          $ 9.650                   $ 9.480    $ 9.670

TOTAL RETURN B, C                                        8.18%                     4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 20,366                  $ 27,660   $ 14,588

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%                      .75% E     .75% A,
                                                        E                                    E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.12%                     6.43%      6.48% A

PORTFOLIO TURNOVER RATE                                  136%                      153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $285,193,649 and $362,312,288, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

B .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 1,086     $ 1,086

CLASS T     427,659     427,659

CLASS B     155,757     43,269

           $ 584,502   $ 472,014

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 31,629    $ 24,716

CLASS T     76,261      55,749

CLASS B     87,840      0*

           $ 195,730   $ 80,465

C WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 3,619     .50

CLASS T**              FIIOC *     413,305    .24

CLASS B                FIIOC *     39,211     .23

INSTITUTIONAL CLASS    FIIOC *     40,440     .18

                                  $ 496,575

D FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loans were outstanding amounted to $3,427,000 and $3,333,333, respectively. The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,617

CLASS T                1.00%          46,088

CLASS B                1.65%          13,359

INSTITUTIONAL CLASS    .75%           6,335

                                     $ 95,399

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $651 under the custodian arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                               YEAR ENDED    YEAR ENDED
                              OCTOBER 31,    OCTOBER 31,
                              1997           1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 42,611       $ 1,602

CLASS T

FROM NET INVESTMENT INCOME     9,932,617      14,160,622

CLASS B

FROM NET INVESTMENT INCOME     901,652        822,494

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     1,343,813      1,585,768

                              $ 12,220,693   $ 16,570,486

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1997            1996 A          1997             1996 A



CLASS A                           178,436         23,309         $ 1,694,126      $ 216,298
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,776           170             35,859           1,602

SHARES REDEEMED                   (42,060)        -               (399,267)        -

NET INCREASE (DECREASE)           140,152         23,479         $ 1,330,718      $ 217,900

CLASS T                           7,027,367       16,389,663     $ 66,447,581     $ 156,392,785
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     889,673         1,323,588       8,404,098        12,548,852

SHARES REDEEMED                   (15,881,447)    (16,317,212)    (149,782,096)    (154,061,866)

NET INCREASE (DECREASE)           (7,964,407)     1,396,039      $ (74,930,417)   $ 14,879,771

CLASS B                           604,961         1,364,781      $ 5,722,117      $ 13,027,776
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     71,140          64,712          672,141          612,407

SHARES REDEEMED                   (560,735)       (817,313)       (5,289,699)      (7,792,379)

NET INCREASE (DECREASE)           115,366         612,180        $ 1,104,559      $ 5,847,804

INSTITUTIONAL CLASS               790,278         2,699,943      $ 7,450,279      $ 25,667,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     121,048         131,515         1,142,532        1,241,701

SHARES REDEEMED                   (1,719,049)     (1,421,950)     (16,191,813)     (13,327,987)

NET INCREASE (DECREASE)           (807,723)       1,409,508      $ (7,599,002)    $ 13,580,781


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 27,516

CLASS T                 24,520

CLASS B                 12,917

INSTITUTIONAL CLASS     16,101

                       $ 81,054

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
HIGH YIELD
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     40   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    48   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    57   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            58


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and past
10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS A                  15.18%   84.67%   311.25%

ADVISOR HIGH YIELD - CLASS A                  9.71%    75.89%   291.72%
 (INCL. MAX. 4.75% SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX         13.82%   75.42%   219.17%

HIGH CURRENT YIELD FUNDS AVERAGE              14.46%   72.92%   181.61%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 173 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS A            15.18%   13.05%   15.19%

ADVISOR HIGH YIELD - CLASS A            9.71%    11.96%   14.63%
 (INCL. MAX. 4.75% SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX   13.82%   11.90%   12.31%

HIGH CURRENT YIELD FUNDS AVERAGE        14.46%   11.54%   10.82%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 104242 S00000000000001
             FA High Yield -CL A         ML High Yield Master
             00258                       ML002
  1987/10/31       9525.00                    10000.00
  1987/11/30       9872.23                    10252.88
  1987/12/31      10049.05                    10389.03
  1988/01/31      10575.32                    10673.32
  1988/02/29      10914.44                    10962.94
  1988/03/31      10843.61                    10944.81
  1988/04/30      10812.67                    10976.42
  1988/05/31      10847.72                    11033.71
  1988/06/30      11277.11                    11244.67
  1988/07/31      11439.81                    11363.49
  1988/08/31      11383.93                    11400.83
  1988/09/30      11504.45                    11515.75
  1988/10/31      11634.28                    11695.17
  1988/11/30      11668.51                    11738.98
  1988/12/31      11781.99                    11788.65
  1989/01/31      12101.00                    11965.44
  1989/02/28      12185.58                    12045.85
  1989/03/31      12066.70                    12035.13
  1989/04/30      11932.98                    12070.65
  1989/05/31      12234.46                    12292.86
  1989/06/30      12671.21                    12467.02
  1989/07/31      12740.40                    12526.07
  1989/08/31      12869.25                    12587.94
  1989/09/30      12491.58                    12468.10
  1989/10/31      12022.57                    12270.89
  1989/11/30      12057.63                    12298.39
  1989/12/31      12210.29                    12287.27
  1990/01/31      12033.14                    12047.13
  1990/02/28      11969.27                    11871.68
  1990/03/31      12180.10                    12032.16
  1990/04/30      12326.55                    12093.29
  1990/05/31      12740.55                    12311.74
  1990/06/30      13104.19                    12550.26
  1990/07/31      13409.06                    12815.48
  1990/08/31      13079.89                    12324.88
  1990/09/30      12749.21                    11788.85
  1990/10/31      12452.43                    11488.86
  1990/11/30      12841.22                    11586.18
  1990/12/31      13101.77                    11753.13
  1991/01/31      13403.20                    11919.27
  1991/02/28      14172.37                    12803.96
  1991/03/31      14704.04                    13354.47
  1991/04/30      15151.79                    13830.05
  1991/05/31      15313.18                    13897.58
  1991/06/30      15724.30                    14177.15
  1991/07/31      16292.34                    14516.85
  1991/08/31      16503.81                    14821.96
  1991/09/30      16726.66                    15010.75
  1991/10/31      17392.76                    15456.80
  1991/11/30      17593.55                    15635.34
  1991/12/31      17680.12                    15816.98
  1992/01/31      18490.57                    16370.00
  1992/02/29      19255.99                    16776.55
  1992/03/31      19801.83                    17010.63
  1992/04/30      19982.02                    17134.44
  1992/05/31      20200.04                    17407.75
  1992/06/30      20504.95                    17624.03
  1992/07/31      20874.66                    17981.11
  1992/08/31      21260.65                    18219.17
  1992/09/30      21488.35                    18426.76
  1992/10/31      21212.29                    18194.03
  1992/11/30      21444.07                    18451.70
  1992/12/31      21762.39                    18689.28
  1993/01/31      22344.08                    19149.49
  1993/02/28      22833.52                    19511.96
  1993/03/31      23363.33                    19850.24
  1993/04/30      23496.41                    19992.72
  1993/05/31      23815.96                    20261.85
  1993/06/30      24397.13                    20642.52
  1993/07/31      24717.46                    20864.40
  1993/08/31      24909.96                    21063.29
  1993/09/30      24957.41                    21167.22
  1993/10/31      25553.90                    21565.96
  1993/11/30      25739.06                    21683.91
  1993/12/31      26212.68                    21900.73
  1994/01/31      26965.84                    22380.69
  1994/02/28      26855.10                    22219.74
  1994/03/31      26036.40                    21495.66
  1994/04/30      25746.37                    21244.46
  1994/05/31      25906.20                    21168.78
  1994/06/30      25858.40                    21246.69
  1994/07/31      25958.48                    21396.05
  1994/08/31      26144.22                    21544.66
  1994/09/30      26277.10                    21536.51
  1994/10/31      26229.05                    21591.24
  1994/11/30      25809.49                    21407.57
  1994/12/31      25821.11                    21645.69
  1995/01/31      26043.15                    21951.55
  1995/02/28      26881.59                    22636.47
  1995/03/31      27123.56                    22951.49
  1995/04/30      27998.88                    23488.87
  1995/05/31      28626.18                    24222.71
  1995/06/30      28565.76                    24407.73
  1995/07/31      29269.25                    24686.76
  1995/08/31      29435.10                    24836.59
  1995/09/30      29789.33                    25120.75
  1995/10/31      30177.83                    25298.82
  1995/11/30      30341.44                    25545.77
  1995/12/31      30797.10                    25955.83
  1996/01/31      31521.72                    26365.75
  1996/02/29      31946.83                    26405.45
  1996/03/31      31728.58                    26333.74
  1996/04/30      32101.26                    26345.67
  1996/05/31      32342.72                    26535.66
  1996/06/30      32391.84                    26695.06
  1996/07/31      32396.42                    26876.30
  1996/08/31      32859.71                    27153.85
  1996/09/30      33927.09                    27736.45
  1996/10/31      34008.72                    28040.43
  1996/11/30      34415.02                    28607.32
  1996/12/31      34814.76                    28827.45
  1997/01/31      35155.13                    29048.99
  1997/02/28      35839.58                    29456.49
  1997/03/31      34880.14                    29129.33
  1997/04/30      35123.86                    29460.87
  1997/05/31      36158.92                    30047.04
  1997/06/30      36815.47                    30512.17
  1997/07/31      38042.58                    31244.40
  1997/08/31      38229.15                    31174.10
  1997/09/30      39577.14                    31706.35
  1997/10/31      39171.91                    31916.78
IMATRL PRASUN   SHR__CHT 19971031 19971113 104246 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on October 31, 1987, and the current maximum 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $39,172 - a 291.72% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $31,917 - a 219.17% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1997                      1996     1995     1994     1993

DIVIDEND RETURN               9.54%                     9.42%    8.90%    7.15%    9.66%

CAPITAL APPRECIATION RETURN    5.64%                     3.27%    6.15%   -4.51%   10.81%

TOTAL RETURN                  15.18%                    12.69%   15.05%   2.64%    20.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               7.55(CENTS)   43.90(CENTS)   107.78(CENTS)

ANNUALIZED DIVIDEND RATE          6.74%         6.86%          8.64%

30-DAY ANNUALIZED YIELD           N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $13.18 over the past one month, or $12.70 over the past six months and $12.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.75% sales charge.
FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS T                  15.21%   85.08%   312.17%

ADVISOR HIGH YIELD - CLASS T                  11.18%   78.60%   297.75%
 (INCL. MAX. 3.50% SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX         13.82%   75.42%   219.17%

HIGH CURRENT YIELD FUNDS AVERAGE              14.46%   72.92%   181.61%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 173 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS T            15.21%   13.10%   15.21%

ADVISOR HIGH YIELD - CLASS T            11.18%   12.30%   14.80%
 (INCL. MAX. 3.50% SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX   13.82%   11.90%   12.31%

HIGH CURRENT YIELD FUNDS AVERAGE        14.46%   11.54%   10.82%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 104244 S00000000000001
             FA High Yield -CL B         ML High Yield Master
             00665                       ML002
  1987/10/31      10000.00                    10000.00
  1987/11/30      10364.55                    10252.88
  1987/12/31      10550.18                    10389.03
  1988/01/31      11102.70                    10673.32
  1988/02/29      11458.73                    10962.94
  1988/03/31      11384.37                    10944.81
  1988/04/30      11351.88                    10976.42
  1988/05/31      11388.68                    11033.71
  1988/06/30      11839.49                    11244.67
  1988/07/31      12010.30                    11363.49
  1988/08/31      11951.63                    11400.83
  1988/09/30      12078.16                    11515.75
  1988/10/31      12214.47                    11695.17
  1988/11/30      12250.41                    11738.98
  1988/12/31      12369.54                    11788.65
  1989/01/31      12704.47                    11965.44
  1989/02/28      12793.26                    12045.85
  1989/03/31      12668.45                    12035.13
  1989/04/30      12528.06                    12070.65
  1989/05/31      12844.58                    12292.86
  1989/06/30      13303.11                    12467.02
  1989/07/31      13375.75                    12526.07
  1989/08/31      13511.03                    12587.94
  1989/09/30      13114.52                    12468.10
  1989/10/31      12622.12                    12270.89
  1989/11/30      12658.92                    12298.39
  1989/12/31      12819.20                    12287.27
  1990/01/31      12633.22                    12047.13
  1990/02/28      12566.16                    11871.68
  1990/03/31      12787.51                    12032.16
  1990/04/30      12941.26                    12093.29
  1990/05/31      13375.90                    12311.74
  1990/06/30      13757.68                    12550.26
  1990/07/31      14077.75                    12815.48
  1990/08/31      13732.17                    12324.88
  1990/09/30      13384.99                    11788.85
  1990/10/31      13073.41                    11488.86
  1990/11/30      13481.59                    11586.18
  1990/12/31      13755.14                    11753.13
  1991/01/31      14071.60                    11919.27
  1991/02/28      14879.12                    12803.96
  1991/03/31      15437.31                    13354.47
  1991/04/30      15907.39                    13830.05
  1991/05/31      16076.83                    13897.58
  1991/06/30      16508.45                    14177.15
  1991/07/31      17104.81                    14516.85
  1991/08/31      17326.84                    14821.96
  1991/09/30      17560.80                    15010.75
  1991/10/31      18260.12                    15456.80
  1991/11/30      18470.92                    15635.34
  1991/12/31      18561.81                    15816.98
  1992/01/31      19412.67                    16370.00
  1992/02/29      20216.27                    16776.55
  1992/03/31      20789.32                    17010.63
  1992/04/30      20978.50                    17134.44
  1992/05/31      21207.39                    17407.75
  1992/06/30      21527.51                    17624.03
  1992/07/31      21915.66                    17981.11
  1992/08/31      22320.89                    18219.17
  1992/09/30      22559.94                    18426.76
  1992/10/31      22270.12                    18194.03
  1992/11/30      22513.46                    18451.70
  1992/12/31      22847.65                    18689.28
  1993/01/31      23458.36                    19149.49
  1993/02/28      23972.20                    19511.96
  1993/03/31      24528.43                    19850.24
  1993/04/30      24668.14                    19992.72
  1993/05/31      25003.63                    20261.85
  1993/06/30      25613.79                    20642.52
  1993/07/31      25950.09                    20864.40
  1993/08/31      26152.18                    21063.29
  1993/09/30      26202.01                    21167.22
  1993/10/31      26828.24                    21565.96
  1993/11/30      27022.63                    21683.91
  1993/12/31      27519.87                    21900.73
  1994/01/31      28310.59                    22380.69
  1994/02/28      28194.34                    22219.74
  1994/03/31      27334.81                    21495.66
  1994/04/30      27030.31                    21244.46
  1994/05/31      27198.11                    21168.78
  1994/06/30      27142.87                    21246.69
  1994/07/31      27202.35                    21396.05
  1994/08/31      27372.57                    21544.66
  1994/09/30      27490.39                    21536.51
  1994/10/31      27396.66                    21591.24
  1994/11/30      26964.46                    21407.57
  1994/12/31      26933.60                    21645.69
  1995/01/31      27148.20                    21951.55
  1995/02/28      28005.62                    22636.47
  1995/03/31      28240.54                    22951.49
  1995/04/30      29109.79                    23488.87
  1995/05/31      29769.20                    24222.71
  1995/06/30      29687.08                    24407.73
  1995/07/31      30374.82                    24686.76
  1995/08/31      30555.60                    24836.59
  1995/09/30      30880.13                    25120.75
  1995/10/31      31265.96                    25298.82
  1995/11/30      31391.76                    25545.77
  1995/12/31      31872.40                    25955.83
  1996/01/31      32577.33                    26365.75
  1996/02/29      32997.90                    26405.45
  1996/03/31      32752.89                    26333.74
  1996/04/30      33121.82                    26345.67
  1996/05/31      33382.17                    26535.66
  1996/06/30      33386.12                    26695.06
  1996/07/31      33399.26                    26876.30
  1996/08/31      33830.23                    27153.85
  1996/09/30      34950.02                    27736.45
  1996/10/31      35048.90                    28040.43
  1996/11/30      35425.51                    28607.32
  1996/12/31      35841.77                    28827.45
  1997/01/31      36202.82                    29048.99
  1997/02/28      36861.04                    29456.49
  1997/03/31      35829.00                    29129.33
  1997/04/30      36095.42                    29460.87
  1997/05/31      37087.32                    30047.04
  1997/06/30      37773.87                    30512.17
  1997/07/31      39015.08                    31244.40
  1997/08/31      39186.65                    31174.10
  1997/09/30      40548.21                    31706.35
  1997/10/31      40107.12                    31916.78
IMATRL PRASUN   SHR__CHT 19971031 19971113 104248 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on October 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $39,775 - a 297.75% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $31,917 - a 219.17% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1997                      1996     1995     1994     1993

DIVIDEND RETURN               9.57%                     9.56%    8.90%    7.15%    9.66%

CAPITAL APPRECIATION RETURN    5.64%                     3.36%    6.15%   -4.51%   10.81%

TOTAL RETURN                  15.21%                    12.92%   15.05%   2.64%    20.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               7.32(CENTS)   43.92(CENTS)   108.17(CENTS)

ANNUALIZED DIVIDEND RATE          6.53%         6.86%          8.67%

30-DAY ANNUALIZED YIELD           7.47%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $13.19 over the past one month, $12.70 over the past six months and $12.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge.
FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90%
12b-1/shareholder service fee (1.00% prior to January 1, 1996).
Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class
B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past
10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS B                      14.34%   79.96%   300.76%

ADVISOR HIGH YIELD - CLASS B                      9.34%    77.96%   300.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX             13.82%   75.42%   219.17%

HIGH CURRENT YIELD FUNDS AVERAGE                  14.46%   72.92%   181.61%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 173 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - CLASS B                14.34%   12.47%   14.89%

ADVISOR HIGH YIELD - CLASS B                9.34%    12.22%   14.89%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MERRILL LYNCH HIGH YIELD MASTER INDEX       13.82%   11.90%   12.31%

HIGH CURRENT YIELD FUNDS AVERAGE            14.46%   11.54%   10.82%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' or cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 105606 S00000000000001
             FA High Yield -CL T         ML High Yield Master
             00165                       ML002
  1987/10/31       9650.00                    10000.00
  1987/11/30      10001.79                    10252.88
  1987/12/31      10180.92                    10389.03
  1988/01/31      10714.10                    10673.32
  1988/02/29      11057.67                    10962.94
  1988/03/31      10985.92                    10944.81
  1988/04/30      10954.57                    10976.42
  1988/05/31      10990.08                    11033.71
  1988/06/30      11425.10                    11244.67
  1988/07/31      11589.94                    11363.49
  1988/08/31      11533.32                    11400.83
  1988/09/30      11655.43                    11515.75
  1988/10/31      11786.96                    11695.17
  1988/11/30      11821.64                    11738.98
  1988/12/31      11936.61                    11788.65
  1989/01/31      12259.81                    11965.44
  1989/02/28      12345.50                    12045.85
  1989/03/31      12225.05                    12035.13
  1989/04/30      12089.58                    12070.65
  1989/05/31      12395.02                    12292.86
  1989/06/30      12837.50                    12467.02
  1989/07/31      12907.60                    12526.07
  1989/08/31      13038.14                    12587.94
  1989/09/30      12655.52                    12468.10
  1989/10/31      12180.35                    12270.89
  1989/11/30      12215.86                    12298.39
  1989/12/31      12370.53                    12287.27
  1990/01/31      12191.06                    12047.13
  1990/02/28      12126.34                    11871.68
  1990/03/31      12339.95                    12032.16
  1990/04/30      12488.31                    12093.29
  1990/05/31      12907.75                    12311.74
  1990/06/30      13276.16                    12550.26
  1990/07/31      13585.03                    12815.48
  1990/08/31      13251.54                    12324.88
  1990/09/30      12916.52                    11788.85
  1990/10/31      12615.84                    11488.86
  1990/11/30      13009.74                    11586.18
  1990/12/31      13273.71                    11753.13
  1991/01/31      13579.10                    11919.27
  1991/02/28      14358.36                    12803.96
  1991/03/31      14897.00                    13354.47
  1991/04/30      15350.63                    13830.05
  1991/05/31      15514.14                    13897.58
  1991/06/30      15930.65                    14177.15
  1991/07/31      16506.15                    14516.85
  1991/08/31      16720.40                    14821.96
  1991/09/30      16946.17                    15010.75
  1991/10/31      17621.01                    15456.80
  1991/11/30      17824.44                    15635.34
  1991/12/31      17912.14                    15816.98
  1992/01/31      18733.23                    16370.00
  1992/02/29      19508.70                    16776.55
  1992/03/31      20061.69                    17010.63
  1992/04/30      20244.26                    17134.44
  1992/05/31      20465.13                    17407.75
  1992/06/30      20774.04                    17624.03
  1992/07/31      21148.61                    17981.11
  1992/08/31      21539.66                    18219.17
  1992/09/30      21770.35                    18426.76
  1992/10/31      21490.66                    18194.03
  1992/11/30      21725.49                    18451.70
  1992/12/31      22047.98                    18689.28
  1993/01/31      22637.31                    19149.49
  1993/02/28      23133.17                    19511.96
  1993/03/31      23669.94                    19850.24
  1993/04/30      23804.76                    19992.72
  1993/05/31      24128.51                    20261.85
  1993/06/30      24717.30                    20642.52
  1993/07/31      25041.83                    20864.40
  1993/08/31      25236.86                    21063.29
  1993/09/30      25284.94                    21167.22
  1993/10/31      25889.25                    21565.96
  1993/11/30      26076.84                    21683.91
  1993/12/31      26556.68                    21900.73
  1994/01/31      27319.72                    22380.69
  1994/02/28      27207.53                    22219.74
  1994/03/31      26378.09                    21495.66
  1994/04/30      26084.25                    21244.46
  1994/05/31      26246.18                    21168.78
  1994/06/30      26197.75                    21246.69
  1994/07/31      26299.14                    21396.05
  1994/08/31      26487.32                    21544.66
  1994/09/30      26621.94                    21536.51
  1994/10/31      26573.27                    21591.24
  1994/11/30      26148.20                    21407.57
  1994/12/31      26159.97                    21645.69
  1995/01/31      26384.92                    21951.55
  1995/02/28      27234.36                    22636.47
  1995/03/31      27479.51                    22951.49
  1995/04/30      28366.32                    23488.87
  1995/05/31      29001.85                    24222.71
  1995/06/30      28940.64                    24407.73
  1995/07/31      29653.36                    24686.76
  1995/08/31      29821.39                    24836.59
  1995/09/30      30180.26                    25120.75
  1995/10/31      30573.87                    25298.82
  1995/11/30      30739.62                    25545.77
  1995/12/31      31201.26                    25955.83
  1996/01/31      31935.39                    26365.75
  1996/02/29      32366.08                    26405.45
  1996/03/31      32144.97                    26333.74
  1996/04/30      32522.54                    26345.67
  1996/05/31      32767.16                    26535.66
  1996/06/30      32816.93                    26695.06
  1996/07/31      32821.57                    26876.30
  1996/08/31      33290.94                    27153.85
  1996/09/30      34408.68                    27736.45
  1996/10/31      34523.83                    28040.43
  1996/11/30      34940.13                    28607.32
  1996/12/31      35339.47                    28827.45
  1997/01/31      35713.01                    29048.99
  1997/02/28      36380.38                    29456.49
  1997/03/31      35384.02                    29129.33
  1997/04/30      35665.88                    29460.87
  1997/05/31      36693.09                    30047.04
  1997/06/30      37360.56                    30512.17
  1997/07/31      38606.76                    31244.40
  1997/08/31      38826.82                    31174.10
  1997/09/30      40192.77                    31706.35
  1997/10/31      39774.68                    31916.78
IMATRL PRASUN   SHR__CHT 19971031 19971113 105609 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $40,076 - a 300.76% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $31,917 - a 219.17% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1997                      1996     1995     1994     1993

DIVIDEND RETURN               8.85%                     8.82%    8.05%    6.73%    9.66%

CAPITAL APPRECIATION RETURN    5.49%                     3.28%    6.07%   -4.59%   10.81%

TOTAL RETURN                  14.34%                    12.10%   14.12%   2.14%    20.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               6.74(CENTS)   39.90(CENTS)   100.22(CENTS)

ANNUALIZED DIVIDEND RATE          6.03%         6.25%          8.06%

30-DAY ANNUALIZED YIELD           7.26%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $13.15 over the past one month, $12.66 over the past six months, and $12.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Backed by steady economic
growth, a robust equity market
and a positive supply and demand
scenario, the high-yield market
posted healthy returns for the 12
months that ended October 31,
1997. During this time, the Merrill
Lynch High Yield Master Index -
a broad measure of the high-yield
market - returned 13.82%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a
performance gauge for the U.S.
taxable bond market - returned
8.89%. The Standard & Poor's
500 Index - which measures the
performance of U.S. stocks -
gained 32.11%. Given the
high-yield market's tendency to
perform somewhat in line with the
stock market during periods of
economic expansion - and with
stocks reaching all-time valuation
highs during the period -
high-yield issues benefited
accordingly. A friendly economy also
translated into strong corporate
profits and record levels of new
high-yield issuance. Companies felt
confident raising capital through the
high-yield arena, and their
confidence was rewarded as
demand continued to absorb this
new supply. Although a few big
companies encountered difficulties,
defaults overall remained low. Over
the 12-month period, the
Moody's trailing default rate
averaged 1.82% of outstanding
principal, well shy of the market's
historical average. High-yield
issues declined along with equities
toward the end of the period -
due mainly to the currency crisis
in Southeast Asia and concern
over valuations - but overall
were able to weather the storm
relatively well.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED OVER THE PAST YEAR, MARGARET?
B.D. It was a fairly strong period for the high-yield market and the fund. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 15.18%, 15.21% and 14.34%, respectively. To compare how the fund did relative to its peers, the high current yields funds average returned 14.46% during the period, according to Lipper Analytical Services. To gauge how the fund did relative to the high-yield market, the Merrill Lynch High Yield Master Index returned 13.82% for the year.
Q. WHAT HOLDINGS MADE A POSITIVE CONTRIBUTION TO THE FUND'S
PERFORMANCE?
A. Alternative local telephone companies - which provide local telephone services primarily to small- and medium-sized businesses - were some of our biggest winners. Some of these holdings are zero coupon bonds, which make no periodic interest payments, and suffered fairly dramatically when interest rates rose in the late winter and early spring. However, I continued to add to the fund's stake in this industry because I liked its prospects for growth. My patience was rewarded as two of the fund's largest holdings in the industry - Brooks and Nextlink - rebounded and posted strong gains for the year. In addition to increased revenues, Brooks rose on the announcement that it would be taken over by WorldCom. Nextlink profited from its extraordinary management team led by cellular pioneer Craig McCaw and benefited from its initial public offering of stock, which provided another avenue for the company to raise capital.
Q. WHAT WERE SOME OF THE OTHER WINNERS IN THE TELECOMMUNICATIONS
SECTOR?
A. We saw strong gains from Echostar, PanAmSat, Nextel and Microcell. Direct satellite broadcasting company Echostar enjoyed rising subscriber growth, while satellite company PanAmSat rose on the news that it was tendering for - or buying back - our holdings at a significant profit to the fund. Nextel and Microcell - which provide personal communications systems with cellular, paging and dispatch services - saw improved profitability as a result of rising demand for their products.
Q. WHAT OTHER COMPANIES CONTRIBUTED TO PERFORMANCE?
A. We saw impressive gains from fresh fruit company Fresh Del Monte. The company posted rising revenues thanks to its strong franchise and brand recognition. Its new and capable management team focused on lowering debt and introduced a popular kind of new pineapple. Fresh Del Monte did an initial public offering and announced its intention to tender for the bonds, both of which helped its bonds' prices. Radio holdings SFX Broadcasting and Chancellor Broadcasting posted solid gains as consolidation in the industry reduced costs, thereby driving profitability higher. Supermarket chain Smith Foods tendered for its bonds at a profit to the fund, while our holdings in Ralph's were boosted when it was taken over by Fred Meyer Stores.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Dictaphone, which makes dictating machines and related products, faltered when the company announced very disappointing earnings in the second quarter of 1997. But in the third quarter the numbers were much stronger and the bonds rallied, although not enough to offset their earlier losses.
Q. WHAT'S YOUR OUTLOOK?
A. While the U.S. economy continues to look strong, fiscal and economic problems in Southeast Asia and Japan could slow U.S. domestic growth because those countries are fertile markets for U.S. products. Even though many high-yield companies have made good progress toward better earnings and cash flow this year, the default rate - which measures how many high-yield companies have defaulted on their debt obligations - has crept up a bit, although it remained below historical levels. Looking ahead, I'll likely continue to emphasize companies in the telecommunications and other sectors that I believe are less sensitive to a weaker economy, should that occur.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.               3.1            1.6

TIME WARNER, INC.                         2.6            3.3

PANAMSAT CORP.                            2.3            2.7

SFX BROADCASTING, INC.                    2.2            1.5

PATHMARK STORES, INC.                     2.1            2.5


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

MEDIA & LEISURE                    27.0           20.5

UTILITIES                          20.9           13.1

BASIC INDUSTRIES                   7.5            14.7

RETAIL & WHOLESALE                 5.8            6.2

INDUSTRIAL MACHINERY & EQUIPMENT   5.5            5.8

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          0    0.0
                    .
                    0

BAA                 2    0.0
                    .
                    3

BA                  4    5.2
                    .
                    1

B                   5    47.7
                    0
                    .
                    2

CAA, CA, C          9    14.7
                    .
                    5

NOT RATED           3    6.1
                    .
                    6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1997 AND APRIL 30, 1997 ACCOUNT FOR 3.6% AND 6.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

NONCONVERTIBLE
BONDS  68.4%
CONVERTIBLE BONDS,
PREFERRED STOCKS 17.8%
COMMON STOCKS 5.8%
SHORT-TERM
INVESTMENTS 6.6%
FOREIGN GOVERNMENT
OBLIGATIONS 0.2%
OTHER INVESTMENTS 1.2%
NONCONVERTIBLE
BONDS  72.3%
CONVERTIBLE BONDS,
PREFERRED STOCKS 13.3%
COMMON STOCKS 3.4%
SHORT-TERM
INVESTMENTS 9.6%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
OTHER INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 6.7
ROW: 1, COL: 4, VALUE: 5.8
ROW: 1, COL: 5, VALUE: 16.8
ROW: 1, COL: 6, VALUE: 67.40000000000001
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 9.6
ROW: 1, COL: 4, VALUE: 3.4
ROW: 1, COL: 5, VALUE: 13.3
ROW: 1, COL: 6, VALUE: 72.3
* FOREIGN
 INVESTMENTS 6.6%
** FOREIGN
 INVESTMENTS 5.9%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 68.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.0%
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
APP Global Finance NV Ltd. 2%,
7/25/00 (f)  - $ 1,000 $ 940
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  -  110  110
TOTAL CONVERTIBLE BONDS   1,050
NONCONVERTIBLE BONDS - 68.4%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.4%
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  3,160  3,160
K&F Industries, Inc. 9 1/4%, 10/15/07 (f)  B3  3,600  3,600
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  5,818  5,818
  12,578
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1  3,260  3,260
SHIP BUILDING & REPAIR - 0.5%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  12,340  12,834
TOTAL AEROSPACE & DEFENSE   28,672
BASIC INDUSTRIES - 7.1%
CHEMICALS & PLASTICS - 2.0%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa3  9,160  10,076
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  2,270  2,531
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  9,740  10,544
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (f)  B3  3,060  3,129
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  18,580  20,577
Texas Petrochemicals Corp. 11 1/8%, 7/1/06  B3  10,830  11,913
  58,770
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.2%
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa1 $ 4,990 $ 4,790
METALS & MINING - 0.9%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  22,140  23,634
Well Aluminum Corp. 10 1/8%, 6/1/05 (f)  B2  1,760  1,822
  25,456
PACKAGING & CONTAINERS - 0.1%
Fonda Group, Inc. 9 1/2%, 3/1/07  B3  2,350  2,233
PAPER & FOREST PRODUCTS - 3.9%
APP Finance II Mauritius Ltd.
12%, 3/15/04  B3  22,275  20,716
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  4,418  5,136
Container Corp. of America:
10 3/4%, 5/1/02  B1  3,240  3,548
 gtd. 9 3/4%, 4/1/03  B1  8,490  9,074
 gtd. 11 1/4%, 5/1/04  B1  4,550  4,982
Florida Coast Paper Co. LLC\Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa1  20,240  21,657
Riverwood International Corp.:
10 5/8%, 8/1/07 (f)  -  4,870  5,028
 10 7/8%, 4/1/08  Caa1  22,460  22,066
SD Warren Co., Series B, 12%, 12/15/04  B1  3,380  3,786
Stone Container Corp.:
12 1/4%, 4/1/02 unit  B3  11,170  11,561
 11 7/8%, 8/1/16  B2  5,040  5,506
  113,060
TOTAL BASIC INDUSTRIES   204,309
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.1%
Insilco Corp. 10 1/4%, 8/15/07 (f)  B3 $ 3,390 $ 3,543
CONSTRUCTION - 0.1%
Compania Latinoamericana de Infraestructura &
Servicios SA 11 5/8%, 6/1/04 (f)  BB-  3,890  3,953
REAL ESTATE - 0.4%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (f)  B3  8,930  8,997
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  1,886  2,131
  11,128
TOTAL CONSTRUCTION & REAL ESTATE   18,624
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Aftermarket Technology Corp. 12%, 8/1/04  B3  4,120  4,573
Key Plastics, Inc. 10 1/4%, 3/15/07  B3  2,070  2,153
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  4,430  4,762
  11,488
TEXTILES & APPAREL - 1.3%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  17,462
GFSI, Inc. 9 5/8%, 3/1/07  B3  1,880  1,908
Polymer Group, Inc. 9%, 7/1/07  B2  18,200  18,018
  37,388
TOTAL DURABLES   48,876
ENERGY - 2.5%
ENERGY SERVICES - 0.6%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  15,080  16,286
OIL & GAS - 1.9%
Cross Timbers Oil Co. 8 3/4%, 11/1/09 (f)  B2  4,620  4,608
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  8,865  9,419
KCS Energy, Inc. 11%, 1/15/03  B1  11,590  12,633
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  14,500  14,863
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Pogo Producing Co. 8 3/4%, 5/15/07  B1 $ 3,920 $ 3,959
Southwest Royalties, Inc. 10 1/2%,
10/15/04 (f)  B3  2,830  2,802
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  8,029
  56,313
TOTAL ENERGY   72,599
FINANCE - 4.8%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  28,515  32,364
CREDIT & OTHER FINANCE - 2.6%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  5,530  5,392
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (f)  -  13,760  15,480
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  2,890  3,439
Netia Holdings BV (f):
0%, 11/1/07 (d)  B3  12,280  7,061
 10 1/4%, 11/1/07  B3  12,280  11,789
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  3,080  3,280
PTC International Finance BV 0%,
7/1/07 (d)(f)  B3  16,860  10,875
Stone Container Finance Co. yankee
11 1/2%, 8/15/06 (f)  B2  10,000  10,600
Tjiwi Kimia Mauritius Ltd. 10%, 8/1/04 (f)  Ba3  1,080  961
Winstar Equipment II Corp.
12 1/2%, 3/15/04 (f)  -  5,450  5,668
  74,545
SAVINGS & LOANS - 1.1%
First Nationwide Holdings, Inc.
10 5/8%, 10/1/03  Ba3  18,520  20,372
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  10,730  12,152
  32,524
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (f)  - $ 71 $ 78
TOTAL FINANCE   139,511
HEALTH - 3.1%
DRUGS & PHARMACEUTICALS - 0.1%
Leiner Health Products, Inc.
9 5/8%, 7/1/07 (f)  B3  1,550  1,624
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Alaris Medical Systems, Inc. 9 3/4%, 12/1/06  B3  2,660  2,740
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3  9,400  9,682
  12,422
MEDICAL FACILITIES MANAGEMENT - 2.6%
Integrated Health Services, Inc. (f):
9 1/2%, 9/15/07  B2  16,580  16,746
 9 1/4%, 1/15/08  B2  12,997  12,965
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  1,620  1,685
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  11,540  12,002
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  18,330  18,695
Vencor, Inc. 8 5/8%, 7/15/07 (f)  B1  12,650  12,302
  74,395
TOTAL HEALTH   88,441
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.7%
Amphenol Corp. 9 7/8%, 5/15/07  B2  2,270  2,338
L-3 Communications Corp.
10 3/8%, 5/1/07 (f)  B2  2,600  2,795
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  11,080  11,745
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  7,920  8,197
 Series A, 11 5/8%, 8/15/06  B3  8,250  8,539
Rayovac Corp. 10 1/4%, 11/1/06  B3  13,560  14,645
  48,259
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
Calmar, Inc. 11 1/2%, 8/15/05  B3 $ 15,050 $ 15,950
Continental Global Group, Inc. 11%, 4/1/07  B2  7,900  8,335
Goss Graphic System, Inc. 12%, 10/15/06  B2  17,920  19,981
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  4,240  4,537
Mosler, Inc. 11%, 4/15/03  Caa3  6,350  4,509
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,632
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02   B1  565  587
 10 3/4%, 11/1/03  B3  1,938  2,079
  63,610
POLLUTION CONTROL - 0.8%
Allied Waste North America
10 1/4%, 12/1/06  B3  21,110  22,799
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   134,668
MEDIA & LEISURE - 14.7%
BROADCASTING - 10.9%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(f)  B3  5,960  4,396
Adelphia Communications Corp.:
9 1/4%, 10/1/02 (f)  B3  20,200  20,049
 9 1/2%, 2/15/04  B3  6,724  6,569
 9 7/8%, 3/1/07  B3  15,000  15,300
American Telecasting, Inc. (d):
0%, 6/15/04   Caa1  5,820  2,212
 0%, 8/15/05   Caa1  11,640  3,958
Benedek Communications Corp.
0%, 5/15/06 (d)  B-  2,430  1,713
CapStar Broadcasting Partners, Inc.
9 1/4%, 7/1/07  B2  12,270  12,393
Chancellor Media Corp.
8 3/4%, 6/15/07 (f)  B3  14,810  14,847
Charter Communications LP/Charter
Communications Southeast Capital Corp.
11 1/4%, 3/15/06  B3  610  659
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Citadel Broadcasting Co.
10 1/4%, 7/1/07 (f)  B3 $ 5,300 $ 5,592
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  27,400  21,920
Echostar DBS Corp. 12 1/2%, 7/1/02 (f)  Caa1  16,670  17,629
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (d)(f)  Caa1  3,850  2,647
Highwaymaster Communications, Inc.
13 3/4%, 9/15/05 unit (f)  Caa1  3,450  3,398
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  790  869
International Cabletel, Inc.
0%, 2/1/06 (d)  B3  12,720  9,349
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  2,830  2,837
 10 1/2%, 6/15/06  B2  820  886
NTL, Inc. 10%, 2/15/07  B3  18,800  19,364
PanAmSat Corp. 12 3/4%, 4/15/05 pay-in-kind  BBB+  56,151  67,100
Peoples Choice TV Corp. unit
0%, 6/1/04 (d)  Caa  5,580  2,288
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  25,644
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B2  5,270  6,087
Telewest PLC 0%, 10/1/07 (d)  B1  42,880  31,836
UIH Australia Pacific, Inc. (d):
Series B, 0%, 5/15/06   B2  13,180  9,160
 0%, 5/15/06 (f)   B2  6,510  4,524
  313,226
ENTERTAINMENT - 1.6%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  4,750  4,821
Ameristar Casinos, Inc. 10 1/2%, 8/1/04 (f)  B3  4,740  4,598
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  10,000  10,800
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  10,170  10,932
Hollywood Theaters, Inc.
10 5/8%, 8/1/07 (f)  B3  5,410  5,681
Livent, Inc. 9 3/8%, 10/15/04 (f)  B1  1,650  1,662
Premier Parks, Inc. 9 3/4%, 1/15/07  B2  3,590  3,770
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (f)  B1  2,160  2,144
  44,408
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.2%
E&S Holdings Corp. 10 3/8%, 10/1/06  B3 $ 4,160 $ 3,536
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04 (f)  B2  3,110  3,196
  6,732
LODGING & GAMING - 1.3%
American Skiing Co. 12%, 7/15/06  B3  800  892
HMH Properties, Inc. 8 7/8%, 7/15/07  Ba3  12,220  12,495
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  3,480  3,776
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  13,990  14,759
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  2,800  2,870
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  3,121
  37,913
PUBLISHING - 0.3%
Garden State Newspapers, Inc.
8 3/4%, 10/1/09 (f)  B1  1,720  1,711
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  4,040  4,202
Sun Media Corp. yankee:
9 1/2%, 2/15/07  B3  2,430  2,564
 9 1/2%, 5/15/07  B3  1,200  1,269
  9,746
RESTAURANTS - 0.4%
SC International Services, Inc.
9 1/4%, 9/1/07 (f)  B2  11,790  12,026
TOTAL MEDIA & LEISURE   424,051
NONDURABLES - 1.5%
AGRICULTURE - 0.1%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3  2,790  2,832
FOODS - 1.1%
Fresh Del Monte Produce NV 10%, 5/1/03 B2 19,151 20,109 Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  12,000  12,450
  32,559
TOBACCO - 0.3%
North Atlantic Trading, Inc. 11%, 6/15/04 (f)  B3  6,550  6,681
TOTAL NONDURABLES   42,072
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  - $ 2,201 $ 83
GENERAL MERCHANDISE STORES - 0.2%
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07 (f)  B3  5,470  5,648
GROCERY STORES - 4.3%
Fleming Companies, Inc. (f):
10 1/2%, 12/1/04  B3  3,990  4,150
 10 5/8%, 7/31/07  B3  6,240  6,583
Food 4 Less Holdings, Inc.:
0%, 7/15/05 (d)  Caa1  9,120  7,433
 13 5/8%, 6/15/07  -  2,475  2,853
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa1  46,195  45,500
 12 5/8%, 6/15/02  Caa1  4,410  4,432
 9 5/8%, 5/1/03  B3  10,580  9,972
Ralph's Grocery Co. 11%, 6/15/05  B3  20,270  22,348
Star Markets, Inc. 13%, 11/1/04  B3  13,740  15,526
Supermercados Norte
10 7/8%, 2/9/04 (f)  B1  6,160  5,914
  124,711
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
J Crew Operating Corp.
10 3/8%, 10/15/07 (f)  B3  7,220  7,147
J Crew Group, Inc. 0%,
10/15/08 (d)(f)  Caa2  4,723  2,598
  9,745
TOTAL RETAIL & WHOLESALE   140,187
SERVICES - 2.3%
LEASING & RENTAL - 0.5%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  13,370  13,571
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1 $ 15,370 $ 15,523
SERVICES - 1.3%
Coach USA, Inc. 9 3/8%, 7/1/07 (f)  B1  2,990  3,020
Orion Network Systems, Inc.:
0%, 1/15/07 (d)  B2  19,560  14,230
 11 1/4%, 1/15/07  B2  18,480  20,744
  37,994
TOTAL SERVICES   67,088
TECHNOLOGY - 3.5%
COMMUNICATIONS EQUIPMENT - 1.2%
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  35,318  31,521
Jordan Telecommunication Products, Inc.
9 7/8%, 8/1/07 (f)  B3  3,480  3,515
  35,036
COMPUTER SERVICES & SOFTWARE - 0.5%
DecisionOne Corp. 9 3/4%, 8/1/07  B3  10,550  10,787
DecisionOne Holdings Corp. 0%,
8/1/08 unit (d)  Caa1  2,000  1,260
Federal Data Corp. 10 1/8%, 8/1/05 (f)  B3  2,440  2,495
  14,542
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Dictaphone Corp. 11 3/4%, 8/1/05  Caa3  13,390  11,783
ELECTRONIC INSTRUMENTS - 0.4%
High Voltage Engineering Corp. 10 1/2%,
8/15/04 (f)  B3  6,620  6,819
Packard Bioscience, Inc. 9 3/8%, 3/1/07  B3  4,630  4,653
  11,472
ELECTRONICS - 1.0%
Stellex Industries, Inc. 9 1/2%, 11/1/07 (f)  B3  2,380  2,356
Viasystems, Inc. 9 3/4%, 6/1/07 (f)  B3  26,750  27,352
  29,708
TOTAL TECHNOLOGY   102,541
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
TFM SA de CV (f):
10 1/4%, 6/15/07   B2 $ 5,110 $ 5,110
 0%, 6/15/09 (d)  B2  9,380  5,863
  10,973
UTILITIES - 15.6%
CELLULAR - 6.2%
Dial Call Communications, Inc.
0%, 4/15/04 (d)  B3  25,660  23,864
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,988
Grupo Iusacell SA 10%, 7/15/04 (f)  B2  9,260  8,982
McCaw International Ltd. 0%, 4/15/07 (d) CCC 55,000 31,900 Metrocall, Inc. 9 3/4%, 11/1/07 (f) B3 8,540 8,433
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  9,150  6,131
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  27,530  20,648
Nextel Communications, Inc. (d):
0%, 9/1/03   B3  32,150  31,186
 0%, 9/15/07 (f)   B3  21,371  12,395
Pagemart Nationwide, Inc.
0%, 2/1/05 (d)  -  4,600  3,795
Pagemart, Inc. 0%, 11/1/03 (d)  -  1,920  1,747
Rogers Communications, Inc.
8 7/8%, 7/15/07  B2  7,450  7,376
Telesystem International Wireless, Inc. (d)(f):
0%, 6/30/07  Caa1  19,730  11,836
 0%, 11/1/07  Caa1  4,970  2,634
  178,915
TELEPHONE SERVICES - 9.4%
American Communications Services, Inc.:
0%, 11/1/05 (d)  -  5,680  3,976
 0%, 4/1/06  -  1,620  1,085
 13 3/4%, 7/15/07 (f)  -  3,240  3,596
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (d)  -  4,570  3,713
 11 7/8%, 11/1/06  -  10,800  8,451
 10%, 6/1/07  -  6,940  7,877
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GCI, Inc. 9 3/4%, 8/1/07  B2 $ 5,920 $ 6,038
Hermes Europe Railtel BV
11 1/2%, 8/15/07 (f)  B3  6,540  7,047
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  -  14,050  9,554
 12 1/4%, 9/1/04 (f)  -  9,790  10,377
ITC Deltacom, Inc. 11%, 6/1/07 (f)  -  8,870  9,447
McLeodUSA, Inc. 9 1/4%, 7/15/07 (f)  B3  12,240  12,577
NEXTLINK Communications, Inc.:
12 1/2%, 4/15/06  B3  28,040  31,545
 9 5/8%, 10/1/07  B3  10,120  10,209
Qwest Communications International, Inc.:
10 7/8%, 4/1/07  B2  17,170  19,059
 0%, 10/15/07 (d)(f)  B2  17,190  11,002
RCN Corp. (f):
0%, 10/15/07 (d)  B3  18,730  10,863
 10%, 10/15/07  B3  15,560  15,366
RSL Communications Ltd. /RSL Communications
PLC 12 1/4%, 11/15/06  Caa1  20,830  22,602
Source Media, Inc. 12%, 11/1/04 (f)  B3  4,080  4,090
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  B1  7,680  8,371
 0%, 7/1/07 (d)  B1  44,520  34,835
Transtel SA 12 1/2%, 11/1/07 (f)  B2  11,470  10,667
Winstar Equipment 12 1/2%, 3/15/04  B3  7,950  8,288
  270,635
TOTAL UTILITIES   449,550
TOTAL NONCONVERTIBLE BONDS   1,972,162
TOTAL CORPORATE BONDS
(Cost $1,909,853)   1,973,212
COMMERCIAL MORTGAGE SECURITIES - 1.1%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Bardell Associates Note Trust 12 1/2%,
11/1/08 (e)  - $ 1,785 $ 1,897
CS First Boston Mortgage Securities Corp.
Series 1995-AEWI Class E,
9.7579%, 11/25/97 (f) (g)  -  1,650  1,672
First Chicago/Lennar Trust I Series 1997-CHL1
Class E, 8.1217%, 2/28/11 (g)  -  10,700  9,021
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.1029%,
6/25/22 (f) (g)  Ba2  4,370  4,433
Structured Asset Securities Corp. (f):
Series 1995-C1 Class E, 7 3/8%,
 9/25/24  BB  4,000  3,683
 Series 1996-CFL Class G, 7 3/4%,
 2/25/28  -  8,060  7,175
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (e)  -  2,950  2,685
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,207)   30,566
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.2%
Mexico Value recovery rights
6/30/03 discount D  -  1  -
United Mexican States global bond
11 1/2%, 5/15/26  Ba2  5,000  5,425
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,088)   5,425
COMMON STOCKS - 5.8%
 SHARES
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.0%
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  8,825  125
Trivest 1992 Special Fund Ltd.  3.0 (h)  359
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  15,350  368
Sterling Chemical Holdings warrants 8/15/08 (a)  8,460  321
  1,173
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.1%
Crown Packaging Holdings Ltd. warrants 10/15/03 (a)  2,010 $ -
Gaylord Container Corp. Class A (a)  454,100  3,008
  3,008
PAPER & FOREST PRODUCTS - 0.1%
Mail-Well Holdings, Inc. (a)(f)  46,877  1,617
TOTAL BASIC INDUSTRIES   5,798
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(f)  24,095  24
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Arena Brands Holdings Corp. Class B  34,000  1,373
Hat Brands, Inc. Class I unit (a)(e)  410,000  -
TOTAL DURABLES   1,373
ENERGY - 0.9%
ENERGY SERVICES - 0.2%
Cliffs Drilling Co. (a)  75,800  5,510
OIL & GAS - 0.7%
Ocean Energy, Inc. (a)  191,500  11,825
Pioneer Natural Resources Co.   235,769  9,445
  21,270
TOTAL ENERGY   26,780
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)  900  90
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp. (a)  84,961 $ 1
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Echostar Communications Corp. Class A  (a)  507,537  9,643
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  423
POLLUTION CONTROL - 0.0%
Allied Waste Industries, Inc. (a)  40,000  815
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   10,881
MEDIA & LEISURE - 2.2%
BROADCASTING - 1.1%
Adelphia Communications Class A (a)  109,300  1,544
Chancellor Media Corp. (a)  99,273  5,448
CS Wireless Systems, Inc. (a)(f)  439  -
Jacor Communications, Inc. Class A (a)  111,400  4,665
PanAmSat Corp. (a)  102,701  4,301
Paxson Communications Corp. (a)  655,500  7,374
Pegasus Communications Corp. unit  6,509  7,209
Telemundo Group, Inc. Class A (a)  55,000  1,788
  32,329
ENTERTAINMENT - 0.4%
Livent, Inc. (a)  125,200  1,156
Viacom, Inc. Class B (non-vtg.) (a)  313,500  9,483
  10,639
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I, warrants 11/14/99 (a)(f) 1,460 88 LODGING & GAMING - 0.6%
Host Marriott Corp. (a)  385,800  8,054
Showboat, Inc.   398,100  7,912
  15,966
PUBLISHING - 0.1%
Hollinger International, Inc. Class A  265,400  3,467
TOTAL MEDIA & LEISURE   62,489
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
(New)  35,870 $ 3
 warrants 6/10/99  66,214  -
  3
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
Corporate Express, Inc.   728,700  10,703
TOTAL RETAIL & WHOLESALE   10,706
SERVICES - 0.5%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  281,580  3,449
SERVICES - 0.4%
Orion Network Systems, Inc. (a):
warrants 1/15/07  18,480  240
 warrants 1/15/07  19,560  215
Protection One, Inc. (a)  518,600  9,335
  9,790
TOTAL SERVICES   13,239
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications Florida, Inc. warrants 6/1/00 (a)  2,500
175
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  12,496  292
TOTAL TECHNOLOGY   467
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  5,520  18
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.2%
CELLULAR - 0.7%
McCaw International Ltd. warrants 4/15/07 (a)(f) 55,000 $ 138 Microcell Telecommunications, Inc. (a):
warrants 6/1/06  183,560  3,488
 conditional warrants 6/1/06  183,560  2
Nextel Communications, Inc. (a):
Class A  306,587  8,047
 warrants 12/15/98  5,494  1
Powertel, Inc. warrants 2/1/06 (a)  85,408  790
Telesystem International Wireless, Inc. (sub-vtg.) (a)  400,000  6,319
  18,785
ELECTRIC UTILITY - 0.1%
AES Corp. (a)  82,200  3,257
Niagara Mohawk Power Corp. (a)  93,300  904
  4,161
TELEPHONE SERVICES - 0.4%
Hyperion Telecommunications, Inc. warrants
4/15/01 (a)(f)  14,050  1,054
RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  25,710  2,365
Source Media, Inc. unit (f)  86  2,193
Winstar Communications, Inc.  (a)  50,000  1,144
WorldCom, Inc. (a)  175,300  5,894
  12,650
TOTAL UTILITIES   35,596
TOTAL COMMON STOCKS
(Cost $134,403)   167,462
PREFERRED STOCKS - 17.8%
CONVERTIBLE PREFERRED STOCKS - 0.2%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Prime Retail, Inc., Series B, $2.125  160,000  3,910
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Benedek Communications Corp. 15%  15,472 $ 1,888
TOTAL CONVERTIBLE PREFERRED STOCKS   5,798
NONCONVERTIBLE PREFERRED STOCKS - 17.6%
BASIC INDUSTRIES - 0.2%
PAPER & FOREST PRODUCTS - 0.2%
SDW Holdings Corp. 15% (f)  182,800  6,672
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  33,881  103
FINANCE - 0.4%
CREDIT & OTHER FINANCE - 0.4%
American Annuity Group Capital Trust II 8 3/4%  10,340  10,965
HEALTH - 0.3%
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fresenius Medical Care Capital Trust 9%  9,847  10,216
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Ampex Corp. 8% (e)  584  454
Echostar Communications Corp. 12 1/8%, pay-in-kind  10,250  10,455
  10,909
MEDIA & LEISURE - 10.0%
BROADCASTING - 9.2%
Adelphia Communications Corp. 13% (f)  134,481  15,331
American Radio Systems Corp. 11 3/8%, pay-in-kind 138,612 15,923 Cablevision Systems Corp.:
11 1/8%, depositary shares pay-in-kind  218,301  24,013
 Series H, $11.75, pay-in-kind  229,579  25,942
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind   126,563 $
13,922
Chancellor Media Corp.:
12%, pay-in-kind (f)  82,552  9,493
 Series A, $12.25  160,700  21,855
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  12,724  13,360
NTL, Inc. 13%, pay-in-kind  10,907  11,998
SFX Broadcasting, Inc. 12 5/8%  333,948  38,070
Spanish Broadcasting Systems, Inc. 14 1/4%,
pay-in-kind (f)  1,066  1,122
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  63,986  73,904
  264,933
PUBLISHING - 0.8%
K-III Communications Corp.:
Series D, $10  153,157  15,699
 Series E, 9.20% (f)  76,000  7,486
  23,185
TOTAL MEDIA & LEISURE   288,118
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, 14 7/8%  23,243  2,348
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. $3.52 pay-in-kind   116,319  2,355
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
J Crew Operation Corp. 14 1/2%, pay-in-kind (e)  10,500  10,658
TOTAL RETAIL & WHOLESALE   13,013
TECHNOLOGY - 1.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 41,945 48,656 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 4.1%
CELLULAR - 1.3%
Nextel Communications Corp. 13%, pay-in-kind (f) 34,646 $ 37,937 TELEPHONE SERVICES - 2.8%
American Communications Services, Inc. 12 3/4%,
pay-in-kind (f)  4,972  4,674
Hyperion Telecommunication, Inc. 12 7/8%,
pay-in-kind (f)  21,090  20,457
ICG Holdings, Inc. 14 1/4%, pay-in-kind  16,006  18,327
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  11,704  13,021
NEXTLINK Communications, Inc.14%, pay-in-kind   400,131  23,608
  80,087
TOTAL UTILITIES   118,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS   509,024
TOTAL PREFERRED STOCKS
(Cost $484,559)   514,822
PURCHASED BANK DEBT - 0.1%
 PRINCIPAL
 AMOUNT (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423)   $ 1,860 $ 1,776
CASH EQUIVALENTS - 6.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated
10/31/97 due 11/3/97:
 at 5.68%  $ 176,293  176,210
  at 5.60%   14,807  14,800
TOTAL CASH EQUIVALENTS
(Cost $191,010)   191,010
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,753,543)  $ 2,884,273
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,815
Hat Brands, Inc.
 Class I unit 2/22/94 $ 410
J Crew Operation Corp.
 14 1/2% pay-in-kind 10/30/97 $ 10,658
SML, Inc.
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94  1,918
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $646,388,000 or 22.1% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  2.3%
Ba 3.8% BB  3.1%
B 50.2% B  49.5%
Caa 8.4% CCC  7.2%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 3.6%. FMR has determined that unrated debt securities that are lower quality account for 3.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,754,240,000. Net unrealized appreciation aggregated $130,033,000, of which $160,777,000 related to appreciated investment securities and $30,744,000 related to depreciated investment securities.
The fund hereby designates approximately $5,255,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                       $ 2,884,273
AGREEMENTS OF $191,010) (COST $2,753,543) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                            6,209

RECEIVABLE FOR INVESTMENTS SOLD                                                 47,171

DIVIDENDS RECEIVABLE                                                            474

INTEREST RECEIVABLE                                                             41,188

OTHER RECEIVABLES                                                               182

 TOTAL ASSETS                                                                   2,979,497

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 50,825

DISTRIBUTIONS PAYABLE                                                3,849

ACCRUED MANAGEMENT FEE                                               1,473

DISTRIBUTION FEES PAYABLE                                            939

OTHER PAYABLES AND ACCRUED EXPENSES                                  817

 TOTAL LIABILITIES                                                              57,903

NET ASSETS                                                                     $ 2,921,594

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 2,675,379

UNDISTRIBUTED NET INVESTMENT INCOME                                             42,691

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                              72,794
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       130,730
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                     $ 2,921,594


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $12.93
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($44,236 (DIVIDED BY) 3,422 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.93)                     $13.57

CLASS T:                                                                   $12.94
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,208,173 (DIVIDED BY) 170,712 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.94)                     $13.41

CLASS B:                                                                   $12.89
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($593,358 (DIVIDED BY) 46,015 SHARES) A

INSTITUTIONAL CLASS:                                                       $12.71
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($75,827 (DIVIDED BY) 5,964 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 35,386
DIVIDENDS

INTEREST                                                               210,444

 TOTAL INCOME                                                          245,830

EXPENSES

MANAGEMENT FEE                                             $ 14,787

TRANSFER AGENT FEES                                         4,786

DISTRIBUTION FEES                                           9,101

ACCOUNTING FEES AND EXPENSES                                822

NON-INTERESTED TRUSTEES' COMPENSATION                       20

CUSTODIAN FEES AND EXPENSES                                 88

REGISTRATION FEES                                           375

AUDIT                                                       103

LEGAL                                                       18

INTEREST                                                    3

MISCELLANEOUS                                               91

 TOTAL EXPENSES BEFORE REDUCTIONS                           30,194

 EXPENSE REDUCTIONS                                         (99)       30,095

NET INVESTMENT INCOME                                                  215,735

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      84,552

 FOREIGN CURRENCY TRANSACTIONS                              (1)        84,551

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      55,926

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (45)       55,881

NET GAIN (LOSS)                                                        140,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 356,167
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 215,735     $ 155,775
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  84,551        25,944

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      55,881        25,347

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           356,167       207,066
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (210,159)     (147,602)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (10,591)      -

 TOTAL DISTRIBUTIONS                                       (220,750)     (147,602)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               691,063       679,298

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  826,480       738,762

NET ASSETS

 BEGINNING OF PERIOD                                       2,095,114     1,356,352

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,921,594   $ 2,095,114
INCOME OF $42,691 AND $28,145, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.300   $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             1.058      .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .710       .267

 TOTAL FROM INVESTMENT OPERATIONS                                    1.768      .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (1.078)    (.140)

 FROM NET REALIZED GAIN                                              (.060)     -

 TOTAL DISTRIBUTIONS                                                 (1.138)    (.140)

NET ASSET VALUE, END OF PERIOD                                      $ 12.930   $ 12.300

TOTAL RETURN B, C                                                    15.18%     3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 44       $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.15%      1.25% A,
                                                                               G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.14% F    1.25% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   8.58%      9.06% A

PORTFOLIO TURNOVER RATE                                              105%       121%

AVERAGE COMMISSION RATE H                                           $ .0431    $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS CLASS - T

                                    YEARS ENDED OCTOBER 31,

                                    1997                      1996       1995       1994 D     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.310                  $ 11.910   $ 11.220   $ 12.010   $ 11.070
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               1.086 C                   1.105 C    .930 C     .848       .980

 NET REALIZED AND                    .686                      .364       .680       (.537)     1.153
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT               1.772                     1.469      1.610      .311       2.133
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.082)                   (1.069)    (.920)     (.851)     (.963)

 FROM NET REALIZED GAIN              (.060)                    -          -          (.250)     (.230)

 TOTAL DISTRIBUTIONS                 (1.142)                   (1.069)    (.920)     (1.101)    (1.193)

NET ASSET VALUE, END OF PERIOD      $ 12.940                  $ 12.310   $ 11.910   $ 11.220   $ 12.010

TOTAL RETURN A, B                    15.21%                    12.92%     15.05%     2.64%      20.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,208                   $ 1,709    $ 1,200    $ 680      $ 486
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.09%                     1.12%      1.15%      1.20%      1.11%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.08% E                   1.11% E    1.15%      1.20%      1.11%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME         8.72%                     9.20%      8.32%      6.92%      8.09%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              105%                      121%       112%       118%       79%

AVERAGE COMMISSION RATE F           $ .0431                   $ .0388


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS CLASS - B

                                            YEARS ENDED OCTOBER 31,

                                            1997                      1996       1995       1994 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.280                  $ 11.890   $ 11.210   $ 11.300

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .998 C                    1.017 C    .794 C     .223

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .674                      .361       .721       (.118)

 TOTAL FROM INVESTMENT OPERATIONS            1.672                     1.378      1.515      .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (1.002)                   (.988)     (.835)     (.195)

 FROM NET REALIZED GAIN                      (.060)                    -          -          -

 TOTAL DISTRIBUTIONS                         (1.062)                   (.988)     (.835)     (.195)

NET ASSET VALUE, END OF PERIOD              $ 12.890                  $ 12.280   $ 11.890   $ 11.210

TOTAL RETURN B                               14.34%                    12.10%     14.12%     .93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)     $ 593                     $ 344      $ 156      $ 17

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.74%                     1.79%      2.01%      2.20%
                                                                                            A

RATIO OF NET INTEREST INCOME TO AVERAGE      8.04%                     8.52%      7.46%      5.92%
NET ASSETS                                                                                  A

PORTFOLIO TURNOVER RATE                      105%                      121%       112%       118%

AVERAGE COMMISSION RATE E                   $ .0431                   $ .0388


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996       1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 12.120                  $ 11.760   $ 11.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                               1.094                     1.070      .390

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .671                      .368       .193

 TOTAL FROM INVESTMENT OPERATIONS                      1.765                     1.438      .583

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (1.115)                   (1.078)    (.383)

 FROM NET REALIZED GAIN                                (.060)                    -          -

 TOTAL DISTRIBUTIONS                                   (1.175)                   (1.078)    (.383)

NET ASSET VALUE, END OF PERIOD                        $ 12.710                  $ 12.120   $ 11.760

TOTAL RETURN B, C                                      15.42%                    12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)               $ 76                      $ 38       $ 0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .85%                      1.10%      .70%
                                                                                           A

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .85%                      1.05%      .70%
AFTER EXPENSE REDUCTIONS                                                        F          A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     8.96%                     9.26%      8.77%
                                                                                           A

PORTFOLIO TURNOVER RATE                                105%                      121%       112%

AVERAGE COMMISSION RATE G                             $ .0431                   $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




10. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued primarily using dealer-supplied quotes or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
differing treatments for paydown gains/losses on certain securities, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
11. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $15,819,000 or 0.5% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,776,000 or 0.1% of net assets.
12. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,067,494,000 and $2,414,952,000, respectively.
13. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

B .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 29,000      $ 29,000

CLASS T     4,930,000     4,930,000

CLASS B     4,142,000     1,151,000

           $ 9,101,000   $ 6,110,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 609,000     $ 447,000

CLASS T     2,978,000     1,999,000

CLASS B     1,076,000     0 *

           $ 4,663,000   $ 2,446,000

C WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                 TRANSFER   AMOUNT        % OF
                 AGENT                    AVERAGE
                                          NET ASSETS

CLASS A          FIIOC *    $ 42,000      .21

CLASS T          FIIOC *     3,761,000    .19

CLASS B          FIIOC *     888,000      .19

INSTITUTIONAL    FIIOC *     95,000       .17
CLASS

                            $ 4,786,000

D FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,000 for the period.
14. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $12,788,000 and $10,358,000, respectively. The weighted average interest rate was 5.83%.
15. EXPENSE REDUCTIONS.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $49,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $43,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 6,000

CLASS B     1,000

           $ 7,000

16. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS          1997                      1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 1,492                   $ 21

FROM NET REALIZED GAIN         32                        -

TOTAL                         $ 1,524                   $ 21

CLASS T

FROM NET INVESTMENT INCOME    $ 168,378                 $ 126,490

FROM NET REALIZED GAIN         8,606                     -

TOTAL                         $ 176,984                 $ 126,490

CLASS B

FROM NET INVESTMENT INCOME    $ 35,586                  $ 19,788

FROM NET REALIZED GAIN         1,771                     -

TOTAL                         $ 37,357                  $ 19,788

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 4,703                   $ 1,303

FROM NET REALIZED GAIN         182                       -

TOTAL                         $ 4,885                   $ 1,303

                              $ 220,750                 $ 147,602

E DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
17. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNT IN THOUSANDS              SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A        1997          1996 A



CLASS A                           3,449         320          $ 43,286      $ 3,920
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     89            1             1,128         14

SHARES REDEEMED                   (430)         (7)           (5,420)       (86)

NET INCREASE (DECREASE)           3,108         314          $ 38,994      $ 3,848

CLASS T                           79,054        91,099       $ 982,916     $ 1,097,837
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,932        7,820         135,681       94,206

SHARES REDEEMED                   (58,169)      (60,831)      (724,770)     (733,452)

NET INCREASE (DECREASE)           31,817        38,088       $ 393,827     $ 458,591

CLASS B                           25,512        21,079       $ 317,577     $ 255,498
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,929         1,065         23,896        12,810

SHARES REDEEMED                   (9,476)       (7,197)       (118,144)     (88,123)

NET INCREASE (DECREASE)           17,965        14,947       $ 223,329     $ 180,185

INSTITUTIONAL CLASS               6,258         5,514        $ 76,404      $ 65,404
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     342           94            4,195         1,124

SHARES REDEEMED                   (3,741)       (2,514)       (45,686)      (29,854)

NET INCREASE (DECREASE)           2,859         3,094        $ 34,913      $ 36,674


F SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 30, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
18. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 34,000

CLASS T                 235,000

CLASS B                 82,000

INSTITUTIONAL CLASS     24,000

                       $ 375,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Yield Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/8/97 12/5/97 $0.00 $0.30
Class T 12/8/97 12/5/97 $0.00 $0.30
Class B 12/8/97 12/5/97 $0.00 $0.30
Class C 12/8/97 12/5/97 $0.00 $0.30
A total of 12% of the dividends distributed by Class A, Class T and Class B during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
HIGH YIELD
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     32   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    40   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    49   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional
Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee.
Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                   PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - INSTITUTIONAL CLASS         15.42%   84.31%   310.46%

MERRILL LYNCH HIGH YIELD MASTER INDEX            13.82%   75.42%   219.17%

HIGH CURRENT YIELD FUNDS AVERAGE                 14.46%   72.92%   181.61%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 173 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997             PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

ADVISOR HIGH YIELD - INSTITUTIONAL CLASS   15.42%   13.01%   15.17%

MERRILL LYNCH HIGH YIELD MASTER INDEX      13.82%   11.90%   12.31%

HIGH CURRENT YIELD FUNDS AVERAGE           14.46%   11.54%   10.82%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 105610 S00000000000001
             FA High Yield -CL I         ML High Yield Master
             00644                       ML002
  1987/10/31      10000.00                    10000.00
  1987/11/30      10364.55                    10252.88
  1987/12/31      10550.18                    10389.03
  1988/01/31      11102.70                    10673.32
  1988/02/29      11458.73                    10962.94
  1988/03/31      11384.37                    10944.81
  1988/04/30      11351.88                    10976.42
  1988/05/31      11388.68                    11033.71
  1988/06/30      11839.49                    11244.67
  1988/07/31      12010.30                    11363.49
  1988/08/31      11951.63                    11400.83
  1988/09/30      12078.16                    11515.75
  1988/10/31      12214.47                    11695.17
  1988/11/30      12250.41                    11738.98
  1988/12/31      12369.54                    11788.65
  1989/01/31      12704.47                    11965.44
  1989/02/28      12793.26                    12045.85
  1989/03/31      12668.45                    12035.13
  1989/04/30      12528.06                    12070.65
  1989/05/31      12844.58                    12292.86
  1989/06/30      13303.11                    12467.02
  1989/07/31      13375.75                    12526.07
  1989/08/31      13511.03                    12587.94
  1989/09/30      13114.52                    12468.10
  1989/10/31      12622.12                    12270.89
  1989/11/30      12658.92                    12298.39
  1989/12/31      12819.20                    12287.27
  1990/01/31      12633.22                    12047.13
  1990/02/28      12566.16                    11871.68
  1990/03/31      12787.51                    12032.16
  1990/04/30      12941.26                    12093.29
  1990/05/31      13375.90                    12311.74
  1990/06/30      13757.68                    12550.26
  1990/07/31      14077.75                    12815.48
  1990/08/31      13732.17                    12324.88
  1990/09/30      13384.99                    11788.85
  1990/10/31      13073.41                    11488.86
  1990/11/30      13481.59                    11586.18
  1990/12/31      13755.14                    11753.13
  1991/01/31      14071.60                    11919.27
  1991/02/28      14879.12                    12803.96
  1991/03/31      15437.31                    13354.47
  1991/04/30      15907.39                    13830.05
  1991/05/31      16076.83                    13897.58
  1991/06/30      16508.45                    14177.15
  1991/07/31      17104.81                    14516.85
  1991/08/31      17326.84                    14821.96
  1991/09/30      17560.80                    15010.75
  1991/10/31      18260.12                    15456.80
  1991/11/30      18470.92                    15635.34
  1991/12/31      18561.81                    15816.98
  1992/01/31      19412.67                    16370.00
  1992/02/29      20216.27                    16776.55
  1992/03/31      20789.32                    17010.63
  1992/04/30      20978.50                    17134.44
  1992/05/31      21207.39                    17407.75
  1992/06/30      21527.51                    17624.03
  1992/07/31      21915.66                    17981.11
  1992/08/31      22320.89                    18219.17
  1992/09/30      22559.94                    18426.76
  1992/10/31      22270.12                    18194.03
  1992/11/30      22513.46                    18451.70
  1992/12/31      22847.65                    18689.28
  1993/01/31      23458.36                    19149.49
  1993/02/28      23972.20                    19511.96
  1993/03/31      24528.43                    19850.24
  1993/04/30      24668.14                    19992.72
  1993/05/31      25003.63                    20261.85
  1993/06/30      25613.79                    20642.52
  1993/07/31      25950.09                    20864.40
  1993/08/31      26152.18                    21063.29
  1993/09/30      26202.01                    21167.22
  1993/10/31      26828.24                    21565.96
  1993/11/30      27022.63                    21683.91
  1993/12/31      27519.87                    21900.73
  1994/01/31      28310.59                    22380.69
  1994/02/28      28194.34                    22219.74
  1994/03/31      27334.81                    21495.66
  1994/04/30      27030.31                    21244.46
  1994/05/31      27198.11                    21168.78
  1994/06/30      27147.93                    21246.69
  1994/07/31      27253.00                    21396.05
  1994/08/31      27448.00                    21544.66
  1994/09/30      27587.50                    21536.51
  1994/10/31      27537.06                    21591.24
  1994/11/30      27096.58                    21407.57
  1994/12/31      27108.78                    21645.69
  1995/01/31      27341.89                    21951.55
  1995/02/28      28222.14                    22636.47
  1995/03/31      28476.18                    22951.49
  1995/04/30      29395.15                    23488.87
  1995/05/31      30053.73                    24222.71
  1995/06/30      29990.30                    24407.73
  1995/07/31      30727.48                    24686.76
  1995/08/31      30909.79                    24836.59
  1995/09/30      31288.38                    25120.75
  1995/10/31      31524.70                    25298.82
  1995/11/30      31695.00                    25545.77
  1995/12/31      32175.42                    25955.83
  1996/01/31      32940.58                    26365.75
  1996/02/29      33365.97                    26405.45
  1996/03/31      33169.73                    26333.74
  1996/04/30      33532.67                    26345.67
  1996/05/31      33760.50                    26535.66
  1996/06/30      33816.55                    26695.06
  1996/07/31      33821.67                    26876.30
  1996/08/31      34282.16                    27153.85
  1996/09/30      35451.73                    27736.45
  1996/10/31      35563.96                    28040.43
  1996/11/30      36009.54                    28607.32
  1996/12/31      36435.74                    28827.45
  1997/01/31      36806.16                    29048.99
  1997/02/28      37515.04                    29456.49
  1997/03/31      36510.22                    29129.33
  1997/04/30      36811.91                    29460.87
  1997/05/31      37863.21                    30047.04
  1997/06/30      38569.31                    30512.17
  1997/07/31      39853.18                    31244.40
  1997/08/31      40092.45                    31174.10
  1997/09/30      41503.76                    31706.35
  1997/10/31      41078.28                    31916.78
IMATRL PRASUN   SHR__CHT 19971031 19971113 105612 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $41,046 - a 310.46% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,917 - a 219.17% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1997                      1996     1995     1994     1993

DIVIDEND RETURN               10.03%                    9.75%    9.69%    7.15%    9.66%

CAPITAL APPRECIATION RETURN    5.39%                     3.06%    4.81%   -4.51%   10.81%

TOTAL RETURN                  15.42%                    12.81%   14.50%   2.64%    20.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              7.74(CENTS)   45.49(CENTS)   111.48(CENTS)

ANNUALIZED DIVIDEND RATE         7.03%         7.22%          9.09%

30-DAY ANNUALIZED YIELD          8.30%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.96 over the past one month, $12.49 over the past six months, and $12.27 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Backed by steady economic
growth, a robust equity market
and a positive supply and demand
scenario, the high-yield market
posted healthy returns for the 12
months that ended October 31,
1997. During this time, the Merrill
Lynch High Yield Master Index -
a broad measure of the high-yield
market - returned 13.82%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a
performance gauge for the U.S.
taxable bond market - returned
8.89%. The Standard & Poor's
500 Index - which measures the
performance of U.S. stocks -
gained 32.11%. Given the
high-yield market's tendency to
perform somewhat in line with the
stock market during periods of
economic expansion - and with
stocks reaching all-time valuation
highs during the period -
high-yield issues benefited
accordingly. A friendly economy also
translated into strong corporate
profits and record levels of new
high-yield issuance. Companies felt
confident raising capital through the
high-yield arena, and their
confidence was rewarded as
demand continued to absorb this
new supply. Although a few big
companies encountered difficulties,
defaults overall remained low. Over
the 12-month period, the
Moody's trailing default rate
averaged 1.82% of outstanding
principal, well shy of the market's
historical average. High-yield
issues declined along with equities
toward the end of the period -
due mainly to the currency crisis
in Southeast Asia and concern
over valuations - but overall
were able to weather the storm
relatively well.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED OVER THE PAST YEAR, MARGARET?
A. It was a fairly strong period for the high-yield market and the fund. For the 12 months that ended October 31, 1997, the Fidelity Advisor High Yield Fund Institutional shares had a total return of 15.42%. To compare how the fund did relative to its peers, the high current yield funds average returned 14.46% during the period, according to Lipper Analytical Services. To gauge how the fund did relative to the high-yield market, the Merrill Lynch High Yield Master Index returned 13.82% for the year.
Q. WHAT HOLDINGS MADE A POSITIVE CONTRIBUTION TO THE FUND'S
PERFORMANCE?
A. Alternative local telephone companies - which provide local telephone services primarily to small- and medium-sized businesses - were some of our biggest winners. Some of these holdings are zero coupon bonds, which make no periodic interest payments, and suffered fairly dramatically when interest rates rose in the late winter and early spring. However, I continued to add to the fund's stake in this industry because I liked its prospects for growth. My patience was rewarded as two of the fund's largest holdings in the industry - Brooks and Nextlink - rebounded and posted strong gains for the year. In addition to increased revenues, Brooks rose on the announcement that it would be taken over by WorldCom. Nextlink profited from its extraordinary management team led by cellular pioneer Craig McCaw and benefited from its initial public offering of stock, which provided another avenue for the company to raise capital.
Q. WHAT WERE SOME OF THE OTHER WINNERS IN THE TELECOMMUNICATIONS
SECTOR?
A. We saw strong gains from Echostar, PanAmSat, Nextel and Microcell. Direct satellite broadcasting company Echostar enjoyed rising subscriber growth, while satellite company PanAmSat rose on the news that it was tendering for - or buying back - our holdings at a significant profit to the fund. Nextel and Microcell - which provide personal communications systems with cellular, paging and dispatch services - saw improved profitability as a result of rising demand for their products.
Q. WHAT OTHER COMPANIES CONTRIBUTED TO PERFORMANCE?
A. We saw impressive gains from fresh fruit company Fresh Del Monte. The company posted rising revenues thanks to its strong franchise and brand recognition. Its new and capable management team focused on lowering debt and introduced a popular kind of new pineapple. Fresh Del Monte did an initial public offering and announced its intention to tender for the bonds, both of which helped its bonds' prices. Radio holdings SFX Broadcasting and Chancellor Broadcasting posted solid gains as consolidation in the industry reduced costs, thereby driving profitability higher. Supermarket chain Smith Foods tendered for its bonds at a profit to the fund, while our holdings in Ralph's were boosted when it was taken over by Fred Meyer Stores.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Dictaphone, which makes dictating machines and related products, faltered when the company announced very disappointing earnings in the second quarter of 1997. But in the third quarter the numbers were much stronger and the bonds rallied, although not enough to offset their earlier losses.
Q. WHAT'S YOUR OUTLOOK?
A. While the U.S. economy continues to look strong, fiscal and economic problems in Southeast Asia and Japan could slow U.S. domestic growth because those countries are fertile markets for U.S. products. Even though many high-yield companies have made good progress toward better earnings and cash flow this year, the default rate - which measures how many high-yield companies have defaulted on their debt obligations - has crept up a bit, although it remained below historical levels. Looking ahead, I'll likely continue to emphasize companies in the telecommunications and other sectors that I believe are less sensitive to a weaker economy, should that occur.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.               3.1            1.6

TIME WARNER, INC.                         2.6            3.3

PANAMSAT CORP.                            2.3            2.7

SFX BROADCASTING, INC.                    2.2            1.5

PATHMARK STORES, INC.                     2.1            2.5


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

MEDIA & LEISURE                    27.0           20.5

UTILITIES                          20.9           13.1

BASIC INDUSTRIES                   7.5            14.7

RETAIL & WHOLESALE                 5.8            6.2

INDUSTRIAL MACHINERY & EQUIPMENT   5.5            5.8

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          0    0.0
                    .
                    0

BAA                 2    0.0
                    .
                    3

BA                  4    5.2
                    .
                    1

B                   5    47.7
                    0
                    .
                    2

CAA, CA, C          9    14.7
                    .
                    5

NOT RATED           3    6.1
                    .
                    6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1997 AND APRIL 30, 1997 ACCOUNT FOR 3.6% AND 6.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

NONCONVERTIBLE
BONDS  68.4%
CONVERTIBLE BONDS,
PREFERRED STOCKS 17.8%
COMMON STOCKS 5.8%
SHORT-TERM
INVESTMENTS 6.6%
FOREIGN GOVERNMENT
OBLIGATIONS 0.2%
OTHER INVESTMENTS 1.2%
NONCONVERTIBLE
BONDS  72.3%
CONVERTIBLE BONDS,
PREFERRED STOCKS 13.3%
COMMON STOCKS 3.4%
SHORT-TERM
INVESTMENTS 9.6%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
OTHER INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 6.7
ROW: 1, COL: 4, VALUE: 5.8
ROW: 1, COL: 5, VALUE: 16.8
ROW: 1, COL: 6, VALUE: 67.40000000000001
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 9.6
ROW: 1, COL: 4, VALUE: 3.4
ROW: 1, COL: 5, VALUE: 13.3
ROW: 1, COL: 6, VALUE: 72.3
* FOREIGN
 INVESTMENTS 6.6%
** FOREIGN
 INVESTMENTS 5.9%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 68.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.0%
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
APP Global Finance NV Ltd. 2%,
7/25/00 (f)  - $ 1,000 $ 940
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  -  110  110
TOTAL CONVERTIBLE BONDS   1,050
NONCONVERTIBLE BONDS - 68.4%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.4%
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  3,160  3,160
K&F Industries, Inc. 9 1/4%, 10/15/07 (f)  B3  3,600  3,600
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  5,818  5,818
  12,578
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1  3,260  3,260
SHIP BUILDING & REPAIR - 0.5%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  12,340  12,834
TOTAL AEROSPACE & DEFENSE   28,672
BASIC INDUSTRIES - 7.1%
CHEMICALS & PLASTICS - 2.0%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa3  9,160  10,076
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  2,270  2,531
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  9,740  10,544
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (f)  B3  3,060  3,129
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  18,580  20,577
Texas Petrochemicals Corp. 11 1/8%, 7/1/06  B3  10,830  11,913
  58,770
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.2%
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa1 $ 4,990 $ 4,790
METALS & MINING - 0.9%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  22,140  23,634
Well Aluminum Corp. 10 1/8%, 6/1/05 (f)  B2  1,760  1,822
  25,456
PACKAGING & CONTAINERS - 0.1%
Fonda Group, Inc. 9 1/2%, 3/1/07  B3  2,350  2,233
PAPER & FOREST PRODUCTS - 3.9%
APP Finance II Mauritius Ltd.
12%, 3/15/04  B3  22,275  20,716
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  4,418  5,136
Container Corp. of America:
10 3/4%, 5/1/02  B1  3,240  3,548
 gtd. 9 3/4%, 4/1/03  B1  8,490  9,074
 gtd. 11 1/4%, 5/1/04  B1  4,550  4,982
Florida Coast Paper Co. LLC\Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa1  20,240  21,657
Riverwood International Corp.:
10 5/8%, 8/1/07 (f)  -  4,870  5,028
 10 7/8%, 4/1/08  Caa1  22,460  22,066
SD Warren Co., Series B, 12%, 12/15/04  B1  3,380  3,786
Stone Container Corp.:
12 1/4%, 4/1/02 unit  B3  11,170  11,561
 11 7/8%, 8/1/16  B2  5,040  5,506
  113,060
TOTAL BASIC INDUSTRIES   204,309
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.1%
Insilco Corp. 10 1/4%, 8/15/07 (f)  B3 $ 3,390 $ 3,543
CONSTRUCTION - 0.1%
Compania Latinoamericana de Infraestructura &
Servicios SA 11 5/8%, 6/1/04 (f)  BB-  3,890  3,953
REAL ESTATE - 0.4%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (f)  B3  8,930  8,997
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  1,886  2,131
  11,128
TOTAL CONSTRUCTION & REAL ESTATE   18,624
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Aftermarket Technology Corp. 12%, 8/1/04  B3  4,120  4,573
Key Plastics, Inc. 10 1/4%, 3/15/07  B3  2,070  2,153
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  4,430  4,762
  11,488
TEXTILES & APPAREL - 1.3%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  17,462
GFSI, Inc. 9 5/8%, 3/1/07  B3  1,880  1,908
Polymer Group, Inc. 9%, 7/1/07  B2  18,200  18,018
  37,388
TOTAL DURABLES   48,876
ENERGY - 2.5%
ENERGY SERVICES - 0.6%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  15,080  16,286
OIL & GAS - 1.9%
Cross Timbers Oil Co. 8 3/4%, 11/1/09 (f)  B2  4,620  4,608
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  8,865  9,419
KCS Energy, Inc. 11%, 1/15/03  B1  11,590  12,633
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  14,500  14,863
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Pogo Producing Co. 8 3/4%, 5/15/07  B1 $ 3,920 $ 3,959
Southwest Royalties, Inc. 10 1/2%,
10/15/04 (f)  B3  2,830  2,802
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  8,029
  56,313
TOTAL ENERGY   72,599
FINANCE - 4.8%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  28,515  32,364
CREDIT & OTHER FINANCE - 2.6%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  5,530  5,392
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (f)  -  13,760  15,480
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  2,890  3,439
Netia Holdings BV (f):
0%, 11/1/07 (d)  B3  12,280  7,061
 10 1/4%, 11/1/07  B3  12,280  11,789
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  3,080  3,280
PTC International Finance BV 0%,
7/1/07 (d)(f)  B3  16,860  10,875
Stone Container Finance Co. yankee
11 1/2%, 8/15/06 (f)  B2  10,000  10,600
Tjiwi Kimia Mauritius Ltd. 10%, 8/1/04 (f)  Ba3  1,080  961
Winstar Equipment II Corp.
12 1/2%, 3/15/04 (f)  -  5,450  5,668
  74,545
SAVINGS & LOANS - 1.1%
First Nationwide Holdings, Inc.
10 5/8%, 10/1/03  Ba3  18,520  20,372
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  10,730  12,152
  32,524
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (f)  - $ 71 $ 78
TOTAL FINANCE   139,511
HEALTH - 3.1%
DRUGS & PHARMACEUTICALS - 0.1%
Leiner Health Products, Inc.
9 5/8%, 7/1/07 (f)  B3  1,550  1,624
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Alaris Medical Systems, Inc. 9 3/4%, 12/1/06  B3  2,660  2,740
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3  9,400  9,682
  12,422
MEDICAL FACILITIES MANAGEMENT - 2.6%
Integrated Health Services, Inc. (f):
9 1/2%, 9/15/07  B2  16,580  16,746
 9 1/4%, 1/15/08  B2  12,997  12,965
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  1,620  1,685
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  11,540  12,002
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  18,330  18,695
Vencor, Inc. 8 5/8%, 7/15/07 (f)  B1  12,650  12,302
  74,395
TOTAL HEALTH   88,441
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.7%
Amphenol Corp. 9 7/8%, 5/15/07  B2  2,270  2,338
L-3 Communications Corp.
10 3/8%, 5/1/07 (f)  B2  2,600  2,795
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  11,080  11,745
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  7,920  8,197
 Series A, 11 5/8%, 8/15/06  B3  8,250  8,539
Rayovac Corp. 10 1/4%, 11/1/06  B3  13,560  14,645
  48,259
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
Calmar, Inc. 11 1/2%, 8/15/05  B3 $ 15,050 $ 15,950
Continental Global Group, Inc. 11%, 4/1/07  B2  7,900  8,335
Goss Graphic System, Inc. 12%, 10/15/06  B2  17,920  19,981
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  4,240  4,537
Mosler, Inc. 11%, 4/15/03  Caa3  6,350  4,509
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,632
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02   B1  565  587
 10 3/4%, 11/1/03  B3  1,938  2,079
  63,610
POLLUTION CONTROL - 0.8%
Allied Waste North America
10 1/4%, 12/1/06  B3  21,110  22,799
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   134,668
MEDIA & LEISURE - 14.7%
BROADCASTING - 10.9%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(f)  B3  5,960  4,396
Adelphia Communications Corp.:
9 1/4%, 10/1/02 (f)  B3  20,200  20,049
 9 1/2%, 2/15/04  B3  6,724  6,569
 9 7/8%, 3/1/07  B3  15,000  15,300
American Telecasting, Inc. (d):
0%, 6/15/04   Caa1  5,820  2,212
 0%, 8/15/05   Caa1  11,640  3,958
Benedek Communications Corp.
0%, 5/15/06 (d)  B-  2,430  1,713
CapStar Broadcasting Partners, Inc.
9 1/4%, 7/1/07  B2  12,270  12,393
Chancellor Media Corp.
8 3/4%, 6/15/07 (f)  B3  14,810  14,847
Charter Communications LP/Charter
Communications Southeast Capital Corp.
11 1/4%, 3/15/06  B3  610  659
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Citadel Broadcasting Co.
10 1/4%, 7/1/07 (f)  B3 $ 5,300 $ 5,592
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  27,400  21,920
Echostar DBS Corp. 12 1/2%, 7/1/02 (f)  Caa1  16,670  17,629
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (d)(f)  Caa1  3,850  2,647
Highwaymaster Communications, Inc.
13 3/4%, 9/15/05 unit (f)  Caa1  3,450  3,398
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  790  869
International Cabletel, Inc.
0%, 2/1/06 (d)  B3  12,720  9,349
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  2,830  2,837
 10 1/2%, 6/15/06  B2  820  886
NTL, Inc. 10%, 2/15/07  B3  18,800  19,364
PanAmSat Corp. 12 3/4%, 4/15/05 pay-in-kind  BBB+  56,151  67,100
Peoples Choice TV Corp. unit
0%, 6/1/04 (d)  Caa  5,580  2,288
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  25,644
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B2  5,270  6,087
Telewest PLC 0%, 10/1/07 (d)  B1  42,880  31,836
UIH Australia Pacific, Inc. (d):
Series B, 0%, 5/15/06   B2  13,180  9,160
 0%, 5/15/06 (f)   B2  6,510  4,524
  313,226
ENTERTAINMENT - 1.6%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  4,750  4,821
Ameristar Casinos, Inc. 10 1/2%, 8/1/04 (f)  B3  4,740  4,598
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  10,000  10,800
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  10,170  10,932
Hollywood Theaters, Inc.
10 5/8%, 8/1/07 (f)  B3  5,410  5,681
Livent, Inc. 9 3/8%, 10/15/04 (f)  B1  1,650  1,662
Premier Parks, Inc. 9 3/4%, 1/15/07  B2  3,590  3,770
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (f)  B1  2,160  2,144
  44,408
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.2%
E&S Holdings Corp. 10 3/8%, 10/1/06  B3 $ 4,160 $ 3,536
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04 (f)  B2  3,110  3,196
  6,732
LODGING & GAMING - 1.3%
American Skiing Co. 12%, 7/15/06  B3  800  892
HMH Properties, Inc. 8 7/8%, 7/15/07  Ba3  12,220  12,495
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  3,480  3,776
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  13,990  14,759
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  2,800  2,870
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  3,121
  37,913
PUBLISHING - 0.3%
Garden State Newspapers, Inc.
8 3/4%, 10/1/09 (f)  B1  1,720  1,711
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  4,040  4,202
Sun Media Corp. yankee:
9 1/2%, 2/15/07  B3  2,430  2,564
 9 1/2%, 5/15/07  B3  1,200  1,269
  9,746
RESTAURANTS - 0.4%
SC International Services, Inc.
9 1/4%, 9/1/07 (f)  B2  11,790  12,026
TOTAL MEDIA & LEISURE   424,051
NONDURABLES - 1.5%
AGRICULTURE - 0.1%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3  2,790  2,832
FOODS - 1.1%
Fresh Del Monte Produce NV 10%, 5/1/03 B2 19,151 20,109 Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  12,000  12,450
  32,559
TOBACCO - 0.3%
North Atlantic Trading, Inc. 11%, 6/15/04 (f)  B3  6,550  6,681
TOTAL NONDURABLES   42,072
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  - $ 2,201 $ 83
GENERAL MERCHANDISE STORES - 0.2%
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07 (f)  B3  5,470  5,648
GROCERY STORES - 4.3%
Fleming Companies, Inc. (f):
10 1/2%, 12/1/04  B3  3,990  4,150
 10 5/8%, 7/31/07  B3  6,240  6,583
Food 4 Less Holdings, Inc.:
0%, 7/15/05 (d)  Caa1  9,120  7,433
 13 5/8%, 6/15/07  -  2,475  2,853
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa1  46,195  45,500
 12 5/8%, 6/15/02  Caa1  4,410  4,432
 9 5/8%, 5/1/03  B3  10,580  9,972
Ralph's Grocery Co. 11%, 6/15/05  B3  20,270  22,348
Star Markets, Inc. 13%, 11/1/04  B3  13,740  15,526
Supermercados Norte
10 7/8%, 2/9/04 (f)  B1  6,160  5,914
  124,711
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
J Crew Operating Corp.
10 3/8%, 10/15/07 (f)  B3  7,220  7,147
J Crew Group, Inc. 0%,
10/15/08 (d)(f)  Caa2  4,723  2,598
  9,745
TOTAL RETAIL & WHOLESALE   140,187
SERVICES - 2.3%
LEASING & RENTAL - 0.5%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  13,370  13,571
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1 $ 15,370 $ 15,523
SERVICES - 1.3%
Coach USA, Inc. 9 3/8%, 7/1/07 (f)  B1  2,990  3,020
Orion Network Systems, Inc.:
0%, 1/15/07 (d)  B2  19,560  14,230
 11 1/4%, 1/15/07  B2  18,480  20,744
  37,994
TOTAL SERVICES   67,088
TECHNOLOGY - 3.5%
COMMUNICATIONS EQUIPMENT - 1.2%
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  35,318  31,521
Jordan Telecommunication Products, Inc.
9 7/8%, 8/1/07 (f)  B3  3,480  3,515
  35,036
COMPUTER SERVICES & SOFTWARE - 0.5%
DecisionOne Corp. 9 3/4%, 8/1/07  B3  10,550  10,787
DecisionOne Holdings Corp. 0%,
8/1/08 unit (d)  Caa1  2,000  1,260
Federal Data Corp. 10 1/8%, 8/1/05 (f)  B3  2,440  2,495
  14,542
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Dictaphone Corp. 11 3/4%, 8/1/05  Caa3  13,390  11,783
ELECTRONIC INSTRUMENTS - 0.4%
High Voltage Engineering Corp. 10 1/2%,
8/15/04 (f)  B3  6,620  6,819
Packard Bioscience, Inc. 9 3/8%, 3/1/07  B3  4,630  4,653
  11,472
ELECTRONICS - 1.0%
Stellex Industries, Inc. 9 1/2%, 11/1/07 (f)  B3  2,380  2,356
Viasystems, Inc. 9 3/4%, 6/1/07 (f)  B3  26,750  27,352
  29,708
TOTAL TECHNOLOGY   102,541
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
TFM SA de CV (f):
10 1/4%, 6/15/07   B2 $ 5,110 $ 5,110
 0%, 6/15/09 (d)  B2  9,380  5,863
  10,973
UTILITIES - 15.6%
CELLULAR - 6.2%
Dial Call Communications, Inc.
0%, 4/15/04 (d)  B3  25,660  23,864
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,988
Grupo Iusacell SA 10%, 7/15/04 (f)  B2  9,260  8,982
McCaw International Ltd. 0%, 4/15/07 (d) CCC 55,000 31,900 Metrocall, Inc. 9 3/4%, 11/1/07 (f) B3 8,540 8,433
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  9,150  6,131
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  27,530  20,648
Nextel Communications, Inc. (d):
0%, 9/1/03   B3  32,150  31,186
 0%, 9/15/07 (f)   B3  21,371  12,395
Pagemart Nationwide, Inc.
0%, 2/1/05 (d)  -  4,600  3,795
Pagemart, Inc. 0%, 11/1/03 (d)  -  1,920  1,747
Rogers Communications, Inc.
8 7/8%, 7/15/07  B2  7,450  7,376
Telesystem International Wireless, Inc. (d)(f):
0%, 6/30/07  Caa1  19,730  11,836
 0%, 11/1/07  Caa1  4,970  2,634
  178,915
TELEPHONE SERVICES - 9.4%
American Communications Services, Inc.:
0%, 11/1/05 (d)  -  5,680  3,976
 0%, 4/1/06  -  1,620  1,085
 13 3/4%, 7/15/07 (f)  -  3,240  3,596
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (d)  -  4,570  3,713
 11 7/8%, 11/1/06  -  10,800  8,451
 10%, 6/1/07  -  6,940  7,877
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GCI, Inc. 9 3/4%, 8/1/07  B2 $ 5,920 $ 6,038
Hermes Europe Railtel BV
11 1/2%, 8/15/07 (f)  B3  6,540  7,047
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  -  14,050  9,554
 12 1/4%, 9/1/04 (f)  -  9,790  10,377
ITC Deltacom, Inc. 11%, 6/1/07 (f)  -  8,870  9,447
McLeodUSA, Inc. 9 1/4%, 7/15/07 (f)  B3  12,240  12,577
NEXTLINK Communications, Inc.:
12 1/2%, 4/15/06  B3  28,040  31,545
 9 5/8%, 10/1/07  B3  10,120  10,209
Qwest Communications International, Inc.:
10 7/8%, 4/1/07  B2  17,170  19,059
 0%, 10/15/07 (d)(f)  B2  17,190  11,002
RCN Corp. (f):
0%, 10/15/07 (d)  B3  18,730  10,863
 10%, 10/15/07  B3  15,560  15,366
RSL Communications Ltd. /RSL Communications
PLC 12 1/4%, 11/15/06  Caa1  20,830  22,602
Source Media, Inc. 12%, 11/1/04 (f)  B3  4,080  4,090
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  B1  7,680  8,371
 0%, 7/1/07 (d)  B1  44,520  34,835
Transtel SA 12 1/2%, 11/1/07 (f)  B2  11,470  10,667
Winstar Equipment 12 1/2%, 3/15/04  B3  7,950  8,288
  270,635
TOTAL UTILITIES   449,550
TOTAL NONCONVERTIBLE BONDS   1,972,162
TOTAL CORPORATE BONDS
(Cost $1,909,853)   1,973,212
COMMERCIAL MORTGAGE SECURITIES - 1.1%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Bardell Associates Note Trust 12 1/2%,
11/1/08 (e)  - $ 1,785 $ 1,897
CS First Boston Mortgage Securities Corp.
Series 1995-AEWI Class E,
9.7579%, 11/25/97 (f) (g)  -  1,650  1,672
First Chicago/Lennar Trust I Series 1997-CHL1
Class E, 8.1217%, 2/28/11 (g)  -  10,700  9,021
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.1029%,
6/25/22 (f) (g)  Ba2  4,370  4,433
Structured Asset Securities Corp. (f):
Series 1995-C1 Class E, 7 3/8%,
 9/25/24  BB  4,000  3,683
 Series 1996-CFL Class G, 7 3/4%,
 2/25/28  -  8,060  7,175
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (e)  -  2,950  2,685
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,207)   30,566
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.2%
Mexico Value recovery rights
6/30/03 discount D  -  1  -
United Mexican States global bond
11 1/2%, 5/15/26  Ba2  5,000  5,425
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,088)   5,425
COMMON STOCKS - 5.8%
 SHARES
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.0%
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  8,825  125
Trivest 1992 Special Fund Ltd.  3.0 (h)  359
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  15,350  368
Sterling Chemical Holdings warrants 8/15/08 (a)  8,460  321
  1,173
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.1%
Crown Packaging Holdings Ltd. warrants 10/15/03 (a)  2,010 $ -
Gaylord Container Corp. Class A (a)  454,100  3,008
  3,008
PAPER & FOREST PRODUCTS - 0.1%
Mail-Well Holdings, Inc. (a)(f)  46,877  1,617
TOTAL BASIC INDUSTRIES   5,798
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(f)  24,095  24
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Arena Brands Holdings Corp. Class B  34,000  1,373
Hat Brands, Inc. Class I unit (a)(e)  410,000  -
TOTAL DURABLES   1,373
ENERGY - 0.9%
ENERGY SERVICES - 0.2%
Cliffs Drilling Co. (a)  75,800  5,510
OIL & GAS - 0.7%
Ocean Energy, Inc. (a)  191,500  11,825
Pioneer Natural Resources Co.   235,769  9,445
  21,270
TOTAL ENERGY   26,780
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)  900  90
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp. (a)  84,961 $ 1
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Echostar Communications Corp. Class A  (a)  507,537  9,643
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  423
POLLUTION CONTROL - 0.0%
Allied Waste Industries, Inc. (a)  40,000  815
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   10,881
MEDIA & LEISURE - 2.2%
BROADCASTING - 1.1%
Adelphia Communications Class A (a)  109,300  1,544
Chancellor Media Corp. (a)  99,273  5,448
CS Wireless Systems, Inc. (a)(f)  439  -
Jacor Communications, Inc. Class A (a)  111,400  4,665
PanAmSat Corp. (a)  102,701  4,301
Paxson Communications Corp. (a)  655,500  7,374
Pegasus Communications Corp. unit  6,509  7,209
Telemundo Group, Inc. Class A (a)  55,000  1,788
  32,329
ENTERTAINMENT - 0.4%
Livent, Inc. (a)  125,200  1,156
Viacom, Inc. Class B (non-vtg.) (a)  313,500  9,483
  10,639
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I, warrants 11/14/99 (a)(f) 1,460 88 LODGING & GAMING - 0.6%
Host Marriott Corp. (a)  385,800  8,054
Showboat, Inc.   398,100  7,912
  15,966
PUBLISHING - 0.1%
Hollinger International, Inc. Class A  265,400  3,467
TOTAL MEDIA & LEISURE   62,489
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
(New)  35,870 $ 3
 warrants 6/10/99  66,214  -
  3
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
Corporate Express, Inc.   728,700  10,703
TOTAL RETAIL & WHOLESALE   10,706
SERVICES - 0.5%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  281,580  3,449
SERVICES - 0.4%
Orion Network Systems, Inc. (a):
warrants 1/15/07  18,480  240
 warrants 1/15/07  19,560  215
Protection One, Inc. (a)  518,600  9,335
  9,790
TOTAL SERVICES   13,239
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications Florida, Inc. warrants 6/1/00 (a)  2,500
175
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  12,496  292
TOTAL TECHNOLOGY   467
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  5,520  18
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.2%
CELLULAR - 0.7%
McCaw International Ltd. warrants 4/15/07 (a)(f) 55,000 $ 138 Microcell Telecommunications, Inc. (a):
warrants 6/1/06  183,560  3,488
 conditional warrants 6/1/06  183,560  2
Nextel Communications, Inc. (a):
Class A  306,587  8,047
 warrants 12/15/98  5,494  1
Powertel, Inc. warrants 2/1/06 (a)  85,408  790
Telesystem International Wireless, Inc. (sub-vtg.) (a)  400,000  6,319
  18,785
ELECTRIC UTILITY - 0.1%
AES Corp. (a)  82,200  3,257
Niagara Mohawk Power Corp. (a)  93,300  904
  4,161
TELEPHONE SERVICES - 0.4%
Hyperion Telecommunications, Inc. warrants
4/15/01 (a)(f)  14,050  1,054
RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  25,710  2,365
Source Media, Inc. unit (f)  86  2,193
Winstar Communications, Inc.  (a)  50,000  1,144
WorldCom, Inc. (a)  175,300  5,894
  12,650
TOTAL UTILITIES   35,596
TOTAL COMMON STOCKS
(Cost $134,403)   167,462
PREFERRED STOCKS - 17.8%
CONVERTIBLE PREFERRED STOCKS - 0.2%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Prime Retail, Inc., Series B, $2.125  160,000  3,910
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Benedek Communications Corp. 15%  15,472 $ 1,888
TOTAL CONVERTIBLE PREFERRED STOCKS   5,798
NONCONVERTIBLE PREFERRED STOCKS - 17.6%
BASIC INDUSTRIES - 0.2%
PAPER & FOREST PRODUCTS - 0.2%
SDW Holdings Corp. 15% (f)  182,800  6,672
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  33,881  103
FINANCE - 0.4%
CREDIT & OTHER FINANCE - 0.4%
American Annuity Group Capital Trust II 8 3/4%  10,340  10,965
HEALTH - 0.3%
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fresenius Medical Care Capital Trust 9%  9,847  10,216
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Ampex Corp. 8% (e)  584  454
Echostar Communications Corp. 12 1/8%, pay-in-kind  10,250  10,455
  10,909
MEDIA & LEISURE - 10.0%
BROADCASTING - 9.2%
Adelphia Communications Corp. 13% (f)  134,481  15,331
American Radio Systems Corp. 11 3/8%, pay-in-kind 138,612 15,923 Cablevision Systems Corp.:
11 1/8%, depositary shares pay-in-kind  218,301  24,013
 Series H, $11.75, pay-in-kind  229,579  25,942
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind   126,563 $
13,922
Chancellor Media Corp.:
12%, pay-in-kind (f)  82,552  9,493
 Series A, $12.25  160,700  21,855
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  12,724  13,360
NTL, Inc. 13%, pay-in-kind  10,907  11,998
SFX Broadcasting, Inc. 12 5/8%  333,948  38,070
Spanish Broadcasting Systems, Inc. 14 1/4%,
pay-in-kind (f)  1,066  1,122
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  63,986  73,904
  264,933
PUBLISHING - 0.8%
K-III Communications Corp.:
Series D, $10  153,157  15,699
 Series E, 9.20% (f)  76,000  7,486
  23,185
TOTAL MEDIA & LEISURE   288,118
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, 14 7/8%  23,243  2,348
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. $3.52 pay-in-kind   116,319  2,355
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
J Crew Operation Corp. 14 1/2%, pay-in-kind (e)  10,500  10,658
TOTAL RETAIL & WHOLESALE   13,013
TECHNOLOGY - 1.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 41,945 48,656 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 4.1%
CELLULAR - 1.3%
Nextel Communications Corp. 13%, pay-in-kind (f) 34,646 $ 37,937 TELEPHONE SERVICES - 2.8%
American Communications Services, Inc. 12 3/4%,
pay-in-kind (f)  4,972  4,674
Hyperion Telecommunication, Inc. 12 7/8%,
pay-in-kind (f)  21,090  20,457
ICG Holdings, Inc. 14 1/4%, pay-in-kind  16,006  18,327
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  11,704  13,021
NEXTLINK Communications, Inc.14%, pay-in-kind   400,131  23,608
  80,087
TOTAL UTILITIES   118,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS   509,024
TOTAL PREFERRED STOCKS
(Cost $484,559)   514,822
PURCHASED BANK DEBT - 0.1%
 PRINCIPAL
 AMOUNT (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423)   $ 1,860 $ 1,776
CASH EQUIVALENTS - 6.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated
10/31/97 due 11/3/97:
 at 5.68%  $ 176,293  176,210
  at 5.60%   14,807  14,800
TOTAL CASH EQUIVALENTS
(Cost $191,010)   191,010
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,753,543)  $ 2,884,273
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,815
Hat Brands, Inc.
 Class I unit 2/22/94 $ 410
J Crew Operation Corp.
 14 1/2% pay-in-kind 10/30/97 $ 10,658
SML, Inc.
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94  1,918
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $646,388,000 or 22.1% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  2.3%
Ba 3.8% BB  3.1%
B 50.2% B  49.5%
Caa 8.4% CCC  7.2%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 3.6%. FMR has determined that unrated debt securities that are lower quality account for 3.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,754,240,000. Net unrealized appreciation aggregated $130,033,000, of which $160,777,000 related to appreciated investment securities and $30,744,000 related to depreciated investment securities.
The fund hereby designates approximately $5,255,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                       $ 2,884,273
AGREEMENTS OF $191,010) (COST $2,753,543) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                            6,209

RECEIVABLE FOR INVESTMENTS SOLD                                                 47,171

DIVIDENDS RECEIVABLE                                                            474

INTEREST RECEIVABLE                                                             41,188

OTHER RECEIVABLES                                                               182

 TOTAL ASSETS                                                                   2,979,497

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 50,825

DISTRIBUTIONS PAYABLE                                                3,849

ACCRUED MANAGEMENT FEE                                               1,473

DISTRIBUTION FEES PAYABLE                                            939

OTHER PAYABLES AND ACCRUED EXPENSES                                  817

 TOTAL LIABILITIES                                                              57,903

NET ASSETS                                                                     $ 2,921,594

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 2,675,379

UNDISTRIBUTED NET INVESTMENT INCOME                                             42,691

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                              72,794
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       130,730
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                     $ 2,921,594


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $12.93
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($44,236 (DIVIDED BY) 3,422 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.93)                     $13.57

CLASS T:                                                                   $12.94
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,208,173 (DIVIDED BY) 170,712 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.94)                     $13.41

CLASS B:                                                                   $12.89
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($593,358 (DIVIDED BY) 46,015 SHARES) A

INSTITUTIONAL CLASS:                                                       $12.71
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($75,827 (DIVIDED BY) 5,964 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 35,386
DIVIDENDS

INTEREST                                                               210,444

 TOTAL INCOME                                                          245,830

EXPENSES

MANAGEMENT FEE                                             $ 14,787

TRANSFER AGENT FEES                                         4,786

DISTRIBUTION FEES                                           9,101

ACCOUNTING FEES AND EXPENSES                                822

NON-INTERESTED TRUSTEES' COMPENSATION                       20

CUSTODIAN FEES AND EXPENSES                                 88

REGISTRATION FEES                                           375

AUDIT                                                       103

LEGAL                                                       18

INTEREST                                                    3

MISCELLANEOUS                                               91

 TOTAL EXPENSES BEFORE REDUCTIONS                           30,194

 EXPENSE REDUCTIONS                                         (99)       30,095

NET INVESTMENT INCOME                                                  215,735

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      84,552

 FOREIGN CURRENCY TRANSACTIONS                              (1)        84,551

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      55,926

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (45)       55,881

NET GAIN (LOSS)                                                        140,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 356,167
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 215,735     $ 155,775
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  84,551        25,944

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      55,881        25,347

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           356,167       207,066
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (210,159)     (147,602)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (10,591)      -

 TOTAL DISTRIBUTIONS                                       (220,750)     (147,602)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               691,063       679,298

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  826,480       738,762

NET ASSETS

 BEGINNING OF PERIOD                                       2,095,114     1,356,352

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,921,594   $ 2,095,114
INCOME OF $42,691 AND $28,145, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.300   $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             1.058      .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .710       .267

 TOTAL FROM INVESTMENT OPERATIONS                                    1.768      .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (1.078)    (.140)

 FROM NET REALIZED GAIN                                              (.060)     -

 TOTAL DISTRIBUTIONS                                                 (1.138)    (.140)

NET ASSET VALUE, END OF PERIOD                                      $ 12.930   $ 12.300

TOTAL RETURN B, C                                                    15.18%     3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 44       $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.15%      1.25% A,
                                                                               G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.14% F    1.25% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   8.58%      9.06% A

PORTFOLIO TURNOVER RATE                                              105%       121%

AVERAGE COMMISSION RATE H                                           $ .0431    $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS CLASS - T

                                    YEARS ENDED OCTOBER 31,

                                    1997                      1996       1995       1994 D     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.310                  $ 11.910   $ 11.220   $ 12.010   $ 11.070
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               1.086 C                   1.105 C    .930 C     .848       .980

 NET REALIZED AND                    .686                      .364       .680       (.537)     1.153
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT               1.772                     1.469      1.610      .311       2.133
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.082)                   (1.069)    (.920)     (.851)     (.963)

 FROM NET REALIZED GAIN              (.060)                    -          -          (.250)     (.230)

 TOTAL DISTRIBUTIONS                 (1.142)                   (1.069)    (.920)     (1.101)    (1.193)

NET ASSET VALUE, END OF PERIOD      $ 12.940                  $ 12.310   $ 11.910   $ 11.220   $ 12.010

TOTAL RETURN A, B                    15.21%                    12.92%     15.05%     2.64%      20.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,208                   $ 1,709    $ 1,200    $ 680      $ 486
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.09%                     1.12%      1.15%      1.20%      1.11%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.08% E                   1.11% E    1.15%      1.20%      1.11%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME         8.72%                     9.20%      8.32%      6.92%      8.09%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              105%                      121%       112%       118%       79%

AVERAGE COMMISSION RATE F           $ .0431                   $ .0388


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS CLASS - B

                                            YEARS ENDED OCTOBER 31,

                                            1997                      1996       1995       1994 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.280                  $ 11.890   $ 11.210   $ 11.300

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .998 C                    1.017 C    .794 C     .223

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .674                      .361       .721       (.118)

 TOTAL FROM INVESTMENT OPERATIONS            1.672                     1.378      1.515      .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (1.002)                   (.988)     (.835)     (.195)

 FROM NET REALIZED GAIN                      (.060)                    -          -          -

 TOTAL DISTRIBUTIONS                         (1.062)                   (.988)     (.835)     (.195)

NET ASSET VALUE, END OF PERIOD              $ 12.890                  $ 12.280   $ 11.890   $ 11.210

TOTAL RETURN B                               14.34%                    12.10%     14.12%     .93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)     $ 593                     $ 344      $ 156      $ 17

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.74%                     1.79%      2.01%      2.20%
                                                                                            A

RATIO OF NET INTEREST INCOME TO AVERAGE      8.04%                     8.52%      7.46%      5.92%
NET ASSETS                                                                                  A

PORTFOLIO TURNOVER RATE                      105%                      121%       112%       118%

AVERAGE COMMISSION RATE E                   $ .0431                   $ .0388


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996       1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 12.120                  $ 11.760   $ 11.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                               1.094                     1.070      .390

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .671                      .368       .193

 TOTAL FROM INVESTMENT OPERATIONS                      1.765                     1.438      .583

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (1.115)                   (1.078)    (.383)

 FROM NET REALIZED GAIN                                (.060)                    -          -

 TOTAL DISTRIBUTIONS                                   (1.175)                   (1.078)    (.383)

NET ASSET VALUE, END OF PERIOD                        $ 12.710                  $ 12.120   $ 11.760

TOTAL RETURN B, C                                      15.42%                    12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)               $ 76                      $ 38       $ 0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .85%                      1.10%      .70%
                                                                                           A

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .85%                      1.05%      .70%
AFTER EXPENSE REDUCTIONS                                                        F          A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     8.96%                     9.26%      8.77%
                                                                                           A

PORTFOLIO TURNOVER RATE                                105%                      121%       112%

AVERAGE COMMISSION RATE G                             $ .0431                   $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued primarily using dealer-supplied quotes or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
differing treatments for paydown gains/losses on certain securities, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $15,819,000 or 0.5% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,776,000 or 0.1% of net assets.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,067,494,000 and $2,414,952,000, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

G .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 29,000      $ 29,000

CLASS T     4,930,000     4,930,000

CLASS B     4,142,000     1,151,000

           $ 9,101,000   $ 6,110,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 609,000     $ 447,000

CLASS T     2,978,000     1,999,000

CLASS B     1,076,000     0 *

           $ 4,663,000   $ 2,446,000

H WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                 TRANSFER   AMOUNT        % OF
                 AGENT                    AVERAGE
                                          NET ASSETS

CLASS A          FIIOC *    $ 42,000      .21

CLASS T          FIIOC *     3,761,000    .19

CLASS B          FIIOC *     888,000      .19

INSTITUTIONAL    FIIOC *     95,000       .17
CLASS

                            $ 4,786,000

I FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,000 for the period.
23. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $12,788,000 and $10,358,000, respectively. The weighted average interest rate was 5.83%.
24. EXPENSE REDUCTIONS.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $49,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $43,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 6,000

CLASS B     1,000

           $ 7,000

25. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS          1997                      1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 1,492                   $ 21

FROM NET REALIZED GAIN         32                        -

TOTAL                         $ 1,524                   $ 21

CLASS T

FROM NET INVESTMENT INCOME    $ 168,378                 $ 126,490

FROM NET REALIZED GAIN         8,606                     -

TOTAL                         $ 176,984                 $ 126,490

CLASS B

FROM NET INVESTMENT INCOME    $ 35,586                  $ 19,788

FROM NET REALIZED GAIN         1,771                     -

TOTAL                         $ 37,357                  $ 19,788

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 4,703                   $ 1,303

FROM NET REALIZED GAIN         182                       -

TOTAL                         $ 4,885                   $ 1,303

                              $ 220,750                 $ 147,602

J DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
26. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNT IN THOUSANDS              SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A        1997          1996 A



CLASS A                           3,449         320          $ 43,286      $ 3,920
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     89            1             1,128         14

SHARES REDEEMED                   (430)         (7)           (5,420)       (86)

NET INCREASE (DECREASE)           3,108         314          $ 38,994      $ 3,848

CLASS T                           79,054        91,099       $ 982,916     $ 1,097,837
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     10,932        7,820         135,681       94,206

SHARES REDEEMED                   (58,169)      (60,831)      (724,770)     (733,452)

NET INCREASE (DECREASE)           31,817        38,088       $ 393,827     $ 458,591

CLASS B                           25,512        21,079       $ 317,577     $ 255,498
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,929         1,065         23,896        12,810

SHARES REDEEMED                   (9,476)       (7,197)       (118,144)     (88,123)

NET INCREASE (DECREASE)           17,965        14,947       $ 223,329     $ 180,185

INSTITUTIONAL CLASS               6,258         5,514        $ 76,404      $ 65,404
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     342           94            4,195         1,124

SHARES REDEEMED                   (3,741)       (2,514)       (45,686)      (29,854)

NET INCREASE (DECREASE)           2,859         3,094        $ 34,913      $ 36,674


K SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 30, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
27. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 34,000

CLASS T                 235,000

CLASS B                 82,000

INSTITUTIONAL CLASS     24,000

                       $ 375,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND
COOPERS & LYBRAND
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Yield Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/8/97 12/5/97 $0.00 $0.30
A total of 12% of the dividends distributed by Institutional Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
SHORT FIXED-INCOME
FUND - CLASS A AND CLASS T
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                11   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       14   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              15   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     25   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    32   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    39   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME - CLASS A              5.64%    28.50%   95.13%

ADVISOR SHORT FIXED-INCOME - CLASS A              4.05%    26.57%   92.20%
 (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-3 YEAR                          6.51%    31.92%   104.23%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE         6.12%    30.53%   98.65%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME - CLASS A        5.64%    5.14%    6.91%

ADVISOR SHORT FIXED-INCOME - CLASS A        4.05%    4.83%    6.75%
 (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-3 YEAR                    6.51%    5.70%    7.40%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   6.12%    5.47%    7.09%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 110009 S00000000000001
             FA Short Fixed Inc -CL A    LB 1-3 Year Govt/Corp
             00263                       LB013
  1987/10/31       9850.00                    10000.00
  1987/11/30       9918.84                    10066.74
  1987/12/31       9978.70                    10136.70
  1988/01/31      10109.76                    10289.44
  1988/02/29      10209.94                    10379.28
  1988/03/31      10242.49                    10402.39
  1988/04/30      10254.98                    10416.19
  1988/05/31      10247.38                    10412.01
  1988/06/30      10351.18                    10516.30
  1988/07/31      10352.56                    10523.68
  1988/08/31      10395.58                    10550.31
  1988/09/30      10499.37                    10672.57
  1988/10/31      10594.31                    10780.07
  1988/11/30      10563.34                    10754.40
  1988/12/31      10595.92                    10779.10
  1989/01/31      10682.28                    10865.74
  1989/02/28      10701.15                    10868.31
  1989/03/31      10754.96                    10912.27
  1989/04/30      10871.70                    11089.40
  1989/05/31      11020.02                    11246.95
  1989/06/30      11199.36                    11454.56
  1989/07/31      11390.03                    11625.27
  1989/08/31      11308.74                    11559.49
  1989/09/30      11367.09                    11627.52
  1989/10/31      11536.38                    11808.82
  1989/11/30      11626.99                    11914.39
  1989/12/31      11688.06                    11961.56
  1990/01/31      11661.60                    11974.07
  1990/02/28      11708.75                    12037.61
  1990/03/31      11770.71                    12075.79
  1990/04/30      11781.44                    12105.96
  1990/05/31      11966.60                    12293.03
  1990/06/30      12059.18                    12422.99
  1990/07/31      12202.00                    12573.48
  1990/08/31      12182.47                    12618.08
  1990/09/30      12212.85                    12712.75
  1990/10/31      12181.68                    12843.99
  1990/11/30      12258.40                    12969.45
  1990/12/31      12374.05                    13121.23
  1991/01/31      12336.85                    13239.96
  1991/02/28      12464.84                    13335.58
  1991/03/31      12687.43                    13432.49
  1991/04/30      12872.10                    13564.05
  1991/05/31      13003.48                    13648.76
  1991/06/30      13067.05                    13699.46
  1991/07/31      13156.82                    13819.79
  1991/08/31      13377.67                    14007.19
  1991/09/30      13516.07                    14158.00
  1991/10/31      13666.94                    14310.42
  1991/11/30      13805.19                    14455.14
  1991/12/31      14028.61                    14673.66
  1992/01/31      14086.15                    14658.58
  1992/02/29      14181.11                    14705.11
  1992/03/31      14247.31                    14701.90
  1992/04/30      14339.72                    14836.35
  1992/05/31      14488.37                    14975.29
  1992/06/30      14621.54                    15128.35
  1992/07/31      14803.36                    15305.80
  1992/08/31      14929.07                    15429.34
  1992/09/30      15052.55                    15575.34
  1992/10/31      14957.02                    15481.65
  1992/11/30      14963.99                    15459.83
  1992/12/31      15095.62                    15605.83
  1993/01/31      15324.38                    15772.37
  1993/02/28      15510.83                    15901.04
  1993/03/31      15610.42                    15952.70
  1993/04/30      15689.42                    16052.82
  1993/05/31      15756.01                    16016.24
  1993/06/30      15914.22                    16137.53
  1993/07/31      16008.35                    16174.43
  1993/08/31      16165.40                    16309.84
  1993/09/30      16221.24                    16362.47
  1993/10/31      16322.23                    16400.65
  1993/11/30      16389.40                    16405.47
  1993/12/31      16528.80                    16471.89
  1994/01/31      16631.92                    16576.82
  1994/02/28      16496.20                    16476.38
  1994/03/31      16118.36                    16391.67
  1994/04/30      16033.38                    16329.42
  1994/05/31      16129.92                    16351.56
  1994/06/30      16002.97                    16394.56
  1994/07/31      16148.94                    16543.77
  1994/08/31      16280.04                    16599.60
  1994/09/30      16273.78                    16562.70
  1994/10/31      16286.20                    16600.56
  1994/11/30      16314.17                    16530.93
  1994/12/31      15971.92                    16562.38
  1995/01/31      16090.75                    16789.89
  1995/02/28      16290.13                    17022.21
  1995/03/31      16375.76                    17118.79
  1995/04/30      16509.08                    17273.78
  1995/05/31      16806.11                    17572.84
  1995/06/30      16885.25                    17668.46
  1995/07/31      16947.45                    17739.06
  1995/08/31      17048.10                    17846.55
  1995/09/30      17129.92                    17934.80
  1995/10/31      17271.37                    18083.69
  1995/11/30      17411.49                    18239.31
  1995/12/31      17539.56                    18377.62
  1996/01/31      17668.65                    18534.85
  1996/02/29      17607.52                    18464.25
  1996/03/31      17574.66                    18450.78
  1996/04/30      17576.80                    18469.39
  1996/05/31      17615.18                    18512.07
  1996/06/30      17744.02                    18647.48
  1996/07/31      17798.84                    18720.00
  1996/08/31      17854.39                    18788.99
  1996/09/30      17993.02                    18960.98
  1996/10/31      18184.82                    19175.01
  1996/11/30      18316.09                    19318.77
  1996/12/31      18254.21                    19321.97
  1997/01/31      18330.31                    19415.35
  1997/02/28      18379.66                    19463.48
  1997/03/31      18358.25                    19448.40
  1997/04/30      18511.50                    19607.88
  1997/05/31      18627.74                    19744.90
  1997/06/30      18742.37                    19882.24
  1997/07/31      18960.68                    20103.00
  1997/08/31      18976.45                    20121.94
  1997/09/30      19111.37                    20276.92
  1997/10/31      19210.20                    20422.92
IMATRL PRASUN   SHR__CHT 19971031 19971113 110013 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on October 31, 1987, and the current maximum 1.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $19,220 - a 92.20% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,423 - a 104.23% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

            YEARS ENDED OCTOBER 31,

                                    1997     1996     1995      1994      1993

DIVIDEND RETURN                     6.28%    6.35%    6.16% A   5.82% A   7.72%

CAPITAL APPRECIATION RETURN         -0.64%   -1.06%   -0.11%    -6.04%    1.41%

TOTAL RETURN                        5.64%    5.29%    6.05%     -0.22%    9.13%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               4.81(CENTS)   28.50(CENTS)   57.09(CENTS)

ANNUALIZED DIVIDEND RATE          6.09%         6.09%          6.15%

30-DAY ANNUALIZED YIELD           5.51%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.30 over the past one month, $9.29 over the past six months, and $9.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 1.50% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME - CLASS T               5.97%    29.04%   95.95%

ADVISOR SHORT FIXED-INCOME - CLASS T               4.38%    27.11%   93.01%
 (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-3 YEAR                           6.51%    31.92%   104.23%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE          6.12%    30.53%   98.65%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME - CLASS T        5.97%    5.23%    6.96%

ADVISOR SHORT FIXED-INCOME - CLASS T        4.38%    4.91%    6.80%
 (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-3 YEAR                    6.51%    5.70%    7.40%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   6.12%    5.47%    7.09%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 110016 S00000000000001
             FA Short Fixed Inc -CL T    LB 1-3 Year Govt/Corp
             00173                       LB013
  1987/10/31       9850.00                    10000.00
  1987/11/30       9918.84                    10066.74
  1987/12/31       9978.70                    10136.70
  1988/01/31      10109.76                    10289.44
  1988/02/29      10209.94                    10379.28
  1988/03/31      10242.49                    10402.39
  1988/04/30      10254.98                    10416.19
  1988/05/31      10247.38                    10412.01
  1988/06/30      10351.18                    10516.30
  1988/07/31      10352.56                    10523.68
  1988/08/31      10395.58                    10550.31
  1988/09/30      10499.37                    10672.57
  1988/10/31      10594.31                    10780.07
  1988/11/30      10563.34                    10754.40
  1988/12/31      10595.92                    10779.10
  1989/01/31      10682.28                    10865.74
  1989/02/28      10701.15                    10868.31
  1989/03/31      10754.96                    10912.27
  1989/04/30      10871.70                    11089.40
  1989/05/31      11020.02                    11246.95
  1989/06/30      11199.36                    11454.56
  1989/07/31      11390.03                    11625.27
  1989/08/31      11308.74                    11559.49
  1989/09/30      11367.09                    11627.52
  1989/10/31      11536.38                    11808.82
  1989/11/30      11626.99                    11914.39
  1989/12/31      11688.06                    11961.56
  1990/01/31      11661.60                    11974.07
  1990/02/28      11708.75                    12037.61
  1990/03/31      11770.71                    12075.79
  1990/04/30      11781.44                    12105.96
  1990/05/31      11966.60                    12293.03
  1990/06/30      12059.18                    12422.99
  1990/07/31      12202.00                    12573.48
  1990/08/31      12182.47                    12618.08
  1990/09/30      12212.85                    12712.75
  1990/10/31      12181.68                    12843.99
  1990/11/30      12258.40                    12969.45
  1990/12/31      12374.05                    13121.23
  1991/01/31      12336.85                    13239.96
  1991/02/28      12464.84                    13335.58
  1991/03/31      12687.43                    13432.49
  1991/04/30      12872.10                    13564.05
  1991/05/31      13003.48                    13648.76
  1991/06/30      13067.05                    13699.46
  1991/07/31      13156.82                    13819.79
  1991/08/31      13377.67                    14007.19
  1991/09/30      13516.07                    14158.00
  1991/10/31      13666.94                    14310.42
  1991/11/30      13805.19                    14455.14
  1991/12/31      14028.61                    14673.66
  1992/01/31      14086.15                    14658.58
  1992/02/29      14181.11                    14705.11
  1992/03/31      14247.31                    14701.90
  1992/04/30      14339.72                    14836.35
  1992/05/31      14488.37                    14975.29
  1992/06/30      14621.54                    15128.35
  1992/07/31      14803.36                    15305.80
  1992/08/31      14929.07                    15429.34
  1992/09/30      15052.55                    15575.34
  1992/10/31      14957.02                    15481.65
  1992/11/30      14963.99                    15459.83
  1992/12/31      15095.62                    15605.83
  1993/01/31      15324.38                    15772.37
  1993/02/28      15510.83                    15901.04
  1993/03/31      15610.42                    15952.70
  1993/04/30      15689.42                    16052.82
  1993/05/31      15756.01                    16016.24
  1993/06/30      15914.22                    16137.53
  1993/07/31      16008.35                    16174.43
  1993/08/31      16165.40                    16309.84
  1993/09/30      16221.24                    16362.47
  1993/10/31      16322.23                    16400.65
  1993/11/30      16389.40                    16405.47
  1993/12/31      16528.80                    16471.89
  1994/01/31      16631.92                    16576.82
  1994/02/28      16496.20                    16476.38
  1994/03/31      16118.36                    16391.67
  1994/04/30      16033.38                    16329.42
  1994/05/31      16129.92                    16351.56
  1994/06/30      16002.97                    16394.56
  1994/07/31      16148.94                    16543.77
  1994/08/31      16280.04                    16599.60
  1994/09/30      16273.78                    16562.70
  1994/10/31      16286.20                    16600.56
  1994/11/30      16314.17                    16530.93
  1994/12/31      15971.92                    16562.38
  1995/01/31      16090.75                    16789.89
  1995/02/28      16290.13                    17022.21
  1995/03/31      16375.76                    17118.79
  1995/04/30      16509.08                    17273.78
  1995/05/31      16806.11                    17572.84
  1995/06/30      16885.25                    17668.46
  1995/07/31      16947.45                    17739.06
  1995/08/31      17048.10                    17846.55
  1995/09/30      17129.92                    17934.80
  1995/10/31      17271.37                    18083.69
  1995/11/30      17411.49                    18239.31
  1995/12/31      17539.56                    18377.62
  1996/01/31      17668.65                    18534.85
  1996/02/29      17607.52                    18464.25
  1996/03/31      17574.66                    18450.78
  1996/04/30      17576.80                    18469.39
  1996/05/31      17615.18                    18512.07
  1996/06/30      17744.02                    18647.48
  1996/07/31      17798.84                    18720.00
  1996/08/31      17854.39                    18788.99
  1996/09/30      18021.52                    18960.98
  1996/10/31      18213.50                    19175.01
  1996/11/30      18344.77                    19318.77
  1996/12/31      18341.93                    19321.97
  1997/01/31      18418.17                    19415.35
  1997/02/28      18467.50                    19463.48
  1997/03/31      18446.26                    19448.40
  1997/04/30      18599.71                    19607.88
  1997/05/31      18716.39                    19744.90
  1997/06/30      18831.11                    19882.24
  1997/07/31      19050.48                    20103.00
  1997/08/31      19067.38                    20121.94
  1997/09/30      19182.18                    20276.92
  1997/10/31      19300.83                    20422.92
IMATRL PRASUN   SHR__CHT 19971031 19971113 110018 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on October 31, 1987, and the current maximum 1.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $19,301 - a 93.01% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,423 - a 104.23% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                              1997     1996     1995      1994      1993

DIVIDEND RETURN               6.29%    6.40%    6.16% A   5.82% A   7.72%

CAPITAL APPRECIATION RETURN   -0.32%   -0.95%   -0.11%    -6.04%    1.41%

TOTAL RETURN                  5.97%    5.45%    6.05%     -0.22%    9.13%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               4.78(CENTS)   28.60(CENTS)   57.23(CENTS)

ANNUALIZED DIVIDEND RATE          6.03%         6.08%          6.13%

30-DAY ANNUALIZED YIELD           5.43%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.34 over the past one month, $9.33 over the past six months, and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary
nemesis - rising inflation -
remained in check throughout
most of the 12 months that ended
October 31, 1997, translating into
a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during
the period. Through the first half of
the period, bonds suffered from the
perception of an accelerating
economy and, in turn, that
inflation would make an
appearance. The Federal Reserve
Board raised a key short-term
interest rate in March, in an
attempt to curb any potential hints of
inflation. For the most part, though,
investors had been anticipating this
hike. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of these
gains evaporated in August - as
inflation fears cropped up again -
a strong September and October
helped ease the pain. The bond
market attracted wary stock
investors in October, as the U.S.
equity market stumbled due to
overseas developments. Treasuries,
in particular, performed well
toward the end of the period.
Relative interest-rate stability
provided a fairly positive backdrop
for mortgage-backed securities, as
the Salomon Brothers Mortgage
Index returned 8.91% over the
12-month period. Sustained
economic growth and demand for
higher yields helped corporate
bonds, as the Lehman Brothers
Corporate Bond Index returned
9.25% over the same period.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, ANDY?
B.D. For the 12 months that ended October 31, 1997, the fund's Class A and Class T shares had returns of 5.64% and 5.97%, respectively. During the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 6.51%. The short investment grade debt funds average, as tracked by Lipper Analytical Services, returned 6.12% during the 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund benefited from maintaining overweighted positions, relative to the index, in corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS) - three sectors that offered yield advantages over comparable Treasuries during the period. Asset-backed securities are bonds backed by a pool of loans such as credit cards, while CMBS issues are bonds backed by loans on commercial property such as office buildings or retail malls. Selecting strong securities and issuers in the corporate sector also helped the fund perform reasonably well.
Q. HOW WERE THE FUND'S ASSETS ALLOCATED DURING THE PERIOD?
A. Corporate bonds, including asset-backed securities, continued to represent a large portion of the fund - about 68% at the end of the period. Roughly one-third of the fund was invested in corporate securities with ratings below single-A because I felt the companies I selected had the most potential for credit improvement. As the rating of a bond improves, its price increases and its yield decreases relative to Treasuries. This is known as spread tightening, as the yield moves closer to the yield offered by comparable Treasuries, providing the fund and the investor a return advantage.
Q. DID YOU TARGET ANY PARTICULAR SECTORS IN THE CORPORATE BOND MARKET?
A. I focused the fund's exposure to securities with three- to five-year maturities in the cable, telecommunications and media industries. In fact, a large component of the fund's return came from those areas of the corporate bond market, as the companies improved their credit profiles and consequently benefited from increased valuations relative to comparable Treasuries. Generally, longer-maturity bonds - in the case of this fund, bonds with maturities greater than three years - enjoy more price appreciation from spread tightening than shorter-maturity bonds do. In the shorter-maturity areas, I focused on banks and finance companies. In combination with the longer-maturity corporate securities, these shorter-maturity issues helped me maintain an average maturity below three years, keeping the volatility of the fund relatively low versus the overall bond market.
Q. HOW DID ASSET-BACKED AND MORTGAGE-BACKED SECURITIES PERFORM?
A. The fund's investments in asset-backed securities have remained relatively stable, at about 18% of the portfolio. The bulk of the position in this sector was invested in very high-quality securities - mostly Aaa-rated. These asset-backed bonds - which are classified as corporate bonds under the finance industry - were a stable component of the fund's returns. Within the mortgage sector, I primarily focused on CMBS bonds. The market for these securities gained considerable acceptance among investors, leading to better returns for the issues. At the end of the period, about 7% of the fund was invested in mortgage-backed securities, with a majority of those assets invested in CMBS issues.
Q. WHAT'S YOUR OUTLOOK FOR THE OVERALL BOND MARKET?
A. I think caution will be the name of the game going into the next 12 months. Given the solid performance of many of the spread sectors - meaning segments of the fixed-income market that can offer yield advantages, or spreads, over comparable Treasuries - I think there's less room for them to do much better in the near future. In light of this, I take comfort in the fact that more than 61% of the fund was invested in securities that are A-rated or better. Going forward, I intend to be more cautious with the fund's core corporate holdings by targeting the higher-quality issues. This is particularly true in a period where yield advantages offered by non-Treasury securities are so narrow.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 3    40.7
                    8
                    .
                    9

AA                  7    5.3
                    .
                    2

A                   1    16.7
                    5
                    .
                    1

BAA                 2    26.1
                    7
                    .
                    1

BA                  8    7.0
                    .
                    1

NOT RATED           0    1.4
                    .
                    9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   2.2   2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   1.7   1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

CORPORATE BONDS 68.8%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS 18.9%
MORTGAGE-BACKED
SECURITIES 6.9%
FOREIGN GOVERNMENT
OBLIGATIONS 1.6%
SHORT-TERM
INVESTMENTS 2.7%
OTHER 1.1%
CORPORATE BONDS 67.1%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS 16.4%
MORTGAGE-BACKED
SECURITIES 11.3%
FOREIGN GOVERNMENT
OBLIGATIONS 1.3%
SHORT-TERM
INVESTMENTS 2.8%
OTHER 1.1%
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 2.6
ROW: 1, COL: 4, VALUE: 6.9
ROW: 1, COL: 5, VALUE: 17.9
ROW: 1, COL: 6, VALUE: 66.8
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 2.3
ROW: 1, COL: 4, VALUE: 10.3
ROW: 1, COL: 5, VALUE: 15.4
ROW: 1, COL: 6, VALUE: 65.09999999999999

* FOREIGN
 INVESTMENTS 4.8%
** FOREIGN
 INVESTMENTS 3.8%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 68.8%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 3,975,260
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,494,001
ENERGY - 1.5%
OIL & GAS - 1.5%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  700,000  699,531
Pennzoil Co. 9 5/8%, 11/15/99  Baa  830,000  885,361
Tosco Corp. 7%, 7/15/00  Baa  3,150,000  3,213,567
USX Corp. 6 3/8%, 7/15/98  Baa  651,000  652,341
  5,450,800
FINANCE - 38.0%
ASSET-BACKED SECURITIES - 18.3%
Capital Equipment Receivables Trust 6.57%,
3/15/01  Aa3  1,020,000  1,031,342
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  4,646,968  4,680,333
 6.45%, 9/15/02   A3  1,400,000  1,389,500
 5.85%, 2/15/03  A3  800,000  791,600
Caterpillar Financial Asset Trust 6.55%, 5/22/02 A3 480,000 484,350 Chase Manhattan Corp. 6.45%, 3/29/01 Aaa 2,020,000 2,026,313
Chevy Chase Auto Receivables Trust
6.20%, 3/20/04  Aaa  1,270,750  1,273,728
Contimortgage Home Equity Loan Trust 6.26%,
7/15/12   Aaa  3,750,000  3,753,516
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  634,679  639,439
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  654,264
Fidelity Funding Auto Trust 6.99%, 11/15/02 (c)  Aaa  712,224  717,788
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  2,178,529  2,181,252
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00   Aaa  1,360,403  1,368,471
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  275,061  273,771
 5.80%, 2/15/27  Aaa  2,702,023  2,697,781
 6.10%, 4/15/27  Aaa  2,269,905  2,270,609
 6.45%, 5/15/27  Aaa  1,550,000  1,555,317
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.: - continued
 6 1/2%, 6/15/27   Aaa $ 980,000 $ 984,586
 6.65%, 7/15/27  Aaa  1,889,017  1,894,910
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  132,498  132,140
Norwest Automobile Trust 6.30%, 5/15/03   A2  1,424,000  1,430,675
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  1,710,000  1,702,742
 6 1/8%, 11/15/04   Aaa  1,042,549  1,057,436
Onyx Acceptance Grantor Trust 6.20%, 6/15/03  Aaa  2,135,136
2,139,791
Petroleum Enhanced Trust Receivables
Offering Petroleum Trust 6.1875%, 2/5/03 (c)  Baa  2,709,527
2,709,527
Premier Auto Trust:
4.95%, 2/2/99   A2  321,257  320,152
 8.05%, 4/4/00  Aaa  6,200,000  6,269,774
 6%, 5/6/00   Aaa  1,240,000  1,240,769
 6.35%, 7/6/00  A3  1,980,000  1,984,950
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  1,154,345  1,154,345
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  18,741  18,724
Standard Credit Card Master Trust I:
7.65%, 2/15/00  A2  800,000  803,750
 6 3/4%, 6/7/00  Aaa  4,830,000  4,851,107
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  457,164  457,450
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa  248,506  248,157
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa  179,588  180,093
 7.275%, 10/10/00  Baa  186,374  187,161
 8.20%, 1/10/01  Baa  204,892  207,742
Western Financial Grantor Trust:
6.20%, 2/1/02   Aaa  716,501  720,576
 5 7/8%, 3/1/02   Aaa  1,672,230  1,695,780
WFS Financial Owner Trust:
6.40%, 7/20/02  Aaa  3,460,000  3,462,163
 7.05%, 11/20/03  Aaa  3,160,000  3,218,594
 6.90%, 12/20/03  Aaa  1,990,000  2,039,528
  68,901,996
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 8.1%
Banc One Corp. 6.70%, 3/24/00  Aa3 $ 1,600,000 $ 1,621,664
Banco Latinoamericano Exportaciones
SA euro:
 6.45%, 9/13/99 (c)  Baa  1,190,000  1,200,079
  6.90%, 12/4/99 (c)  Baa  700,000  708,316
Bank South Corp. 10.20%, 6/1/99  A3  2,000,000  2,124,600
BanPonce Corp.:
6.378%, 4/8/99  A3  1,100,000  1,101,540
 6.488%, 3/3/00  A3  1,000,000  1,009,060
BanPonce Financial Corp.:
6.642%, 4/8/99  A3  1,730,000  1,748,892
 7.65%, 5/3/00  A3  1,260,000  1,295,280
 6.88%, 6/16/00  A3  650,000  661,999
Capital One Bank 8 1/8%, 3/1/00  Baa  2,589,000  2,695,253
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  970,000  1,029,015
First USA Bank:
5 3/4%, 1/15/99  Aa2  5,600,000  5,588,968
 6 1/2%, 12/23/99  Aa2  2,200,000  2,218,568
Kansallis-Osake-Pankki 10%, 5/1/02  A3  1,000,000  1,140,440
KeyCorp. 7.45%, 4/5/00  A-  1,500,000  1,539,750
Union Planters National Bank:
6.29%, 8/20/98  A3  2,210,000  2,215,525
 6.53%, 8/20/99  A3  2,400,000  2,412,000
  30,310,949
CREDIT & OTHER FINANCE - 11.3%
AT&T Capital Corp.:
6.65%, 4/30/99  Baa  3,050,000  3,080,470
 6.16%, 12/3/99  Baa  2,370,000  2,371,683
Aristar, Inc. 7 1/2%, 7/1/99  Baa  2,540,000  2,595,880
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  1,380,000  1,387,687
 7.35%, 7/6/99  Aa3  3,600,000  3,687,660
 6 3/8%, 8/15/99  Aa3  1,500,000  1,507,500
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  642,700
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  2,300,000  2,310,350
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa  2,506,442  2,538,524
Finova Capital Corp.:
6.38%, 4/15/99  Baa  3,000,000  3,022,230
 6.27%, 9/29/00  Baa  1,730,000  1,737,612
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
General Motors Acceptance Corp.:
5.45%, 3/1/99  A3 $ 3,650,000 $ 3,623,684
 6.55%, 4/23/99  A3  5,840,000  5,890,808
 6 3/8%, 4/26/99  A3  900,000  905,652
MCN Investment Corp. 5.84%, 2/1/99  Baa  1,640,000  1,643,772
North American Mortgage Co. 5.80%, 11/2/98  Baa  1,000,000  996,730
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa  1,740,000  1,753,972
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  2,500,000  2,512,525
Union Acceptance Corp. 7.075%, 7/10/02  Baa  302,935  304,828
  42,514,267
SAVINGS & LOANS - 0.3%
Long Island Savings Bank FSB Melville NY
7%, 6/13/02  Baa  970,000  972,425
TOTAL FINANCE   142,699,637
MEDIA & LEISURE - 6.8%
BROADCASTING - 6.8%
Bell Cablemedia PLC yankee:
0%, 7/15/04 (b)  Baa  1,180,000  1,097,400
 0%, 9/15/05 (b)  Baa  1,000,000  865,000
Continental Cablevision, Inc. 8 1/2%, 9/15/01  Baa  2,960,000
3,143,106
TCI Communications, Inc.:
6 3/8%, 9/15/99  Ba1  6,000,000  6,001,140
 7 3/8%, 2/15/00  Ba1  2,465,000  2,514,793
Tele-Communications, Inc. 9%, 1/2/02  Ba1  970,000  1,050,520
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  2,240,000  2,246,384
 7.95%, 2/1/00  Ba1  8,340,000  8,617,138
  25,535,481
NONDURABLES - 3.5%
FOODS - 1.9%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa  2,250,000  2,281,298
Nabisco, Inc. 8%, 1/15/00  Baa  4,600,000  4,763,714
  7,045,012
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.6%
Philip Morris Companies, Inc.:
7 3/8%, 2/15/99  A2 $ 850,000 $ 862,495
 7 1/8%, 12/1/99  A2  2,000,000  2,034,820
 7 1/4%, 9/15/01  A2  1,900,000  1,956,145
RJR Nabisco, Inc. 8%, 1/15/00  Baa  1,320,000  1,345,806
  6,199,266
TOTAL NONDURABLES   13,244,278
RETAIL & WHOLESALE - 2.6%
GENERAL MERCHANDISE STORES - 2.4%
Dayton Hudson Corp.:
10%, 12/1/00  Baa  1,070,000  1,176,786
 6.80%, 10/1/01  Baa  1,950,000  1,991,828
Federated Department Stores, Inc.:
10%, 2/15/01  Baa  2,350,000  2,609,323
 8 1/8%, 10/15/02  Baa  1,860,000  1,997,975
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,350,000  1,372,856
  9,148,768
GROCERY STORES - 0.2%
American Stores Co.:
8 1/4%, 4/21/98  Baa  300,000  302,757
 8.44%, 4/24/98  Baa  300,000  303,090
  605,847
TOTAL RETAIL & WHOLESALE   9,754,615
TECHNOLOGY - 3.5%
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Comdisco, Inc.:
5 3/4%, 1/19/99  Baa  2,010,000  2,009,477
 6.18%, 2/12/99  Baa  1,740,000  1,748,248
 6 1/2%, 4/30/99  Baa  4,250,000  4,269,465
 6.86%, 7/29/99  Baa  5,210,000  5,273,562
  13,300,752
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TRANSPORTATION - 4.0%
AIR TRANSPORTATION - 4.0%
AMR Corp.:
7 3/4%, 12/1/97  Baa $ 6,810,000 $ 6,818,376
 9 1/2%, 7/15/98  Baa  1,540,000  1,578,438
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa  3,370,000  3,390,355
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa  3,430,000  3,431,612
  15,218,781
UTILITIES - 7.4%
CELLULAR - 0.8%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  2,770,000  2,804,487
ELECTRIC UTILITY - 1.7%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa  2,500,000  2,508,300
Ohio Edison Co.:
8 3/4%, 2/15/98  Baa  1,190,000  1,199,115
 7 3/8%, 9/15/02  Baa  1,200,000  1,243,512
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa  1,100,000
1,126,642
United Illuminating Co. 7 3/8%, 1/15/98  Baa  450,000  451,422
  6,528,991
GAS - 2.7%
Arkla, Inc.:
8.60%, 9/15/98  Ba2  500,000  508,495
 8.43%, 9/17/98  Ba1  560,000  568,792
 8 7/8%, 7/15/99  Baa  7,000,000  7,319,130
Florida Gas Transmission Co. 7 3/4%,
11/1/97 (c)  BBB  1,630,000  1,630,000
  10,026,417
TELEPHONE SERVICES - 2.2%
Brooks Fiber Properties, Inc.
11 7/8%, 11/1/06  -  2,555,000  1,999,288
WorldCom, Inc.:
9 3/8%, 1/15/04  Ba1  1,606,000  1,710,486
 7.55%, 4/1/04  Ba1  3,580,000  3,710,849
 8 7/8%, 1/15/06  Ba1  811,000  884,566
  8,305,189
TOTAL UTILITIES   27,665,084
TOTAL NONCONVERTIBLE  BONDS
(Cost $257,766,742)   258,338,689
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 18.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 14.5%
5 1/2%, 11/15/98  Aaa $ 2,870,000 $ 2,866,872
5 7/8%, 1/31/99  Aaa  10,780,000  10,812,017
8 7/8%, 2/15/99  Aaa  8,130,000  8,452,680
7 3/4%, 12/31/99  Aaa  12,307,000  12,822,294
6 7/8%, 3/31/00  Aaa  2,987,000  3,065,409
5 3/4%, 10/31/00  Aaa  6,305,000  6,308,909
7 7/8%, 8/15/01  Aaa  5,270,000  5,643,011
10 3/4%, 5/15/03  Aaa  3,785,000  4,657,329
  54,628,521
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal National Mortgage Association
4.95%, 9/30/98  Aaa  4,000,000  3,973,120
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  5,883,248  6,249,480
  Class T-3, 9 5/8%, 5/15/02  Aaa  538,917  571,203
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
 6.61%, 9/15/99  Aaa  330,728  332,936
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
 6.88%, 1/26/03  Aaa  776,471  792,155
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,240,200  1,268,899
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
 7 3/4%, 11/15/99  Aaa  3,124,000  3,238,001
  16,425,794
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,854,660)   71,054,315
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.3%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
7%, 9/1/99 to 8/1/01  Aaa $ 2,077,871 $ 2,105,207
12%, 11/1/19  Aaa  163,399  187,783
  2,292,990
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
11 1/2%, 11/1/15  Aaa  605,205  686,847
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
11%, 12/15/09 to 2/15/16  Aaa  3,130,719  3,519,775
11 1/2%, 8/15/13 to 11/15/15  Aaa  867,763  1,000,866
12%, 2/15/16  Aaa  1,011,383  1,183,338
  5,703,979
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $8,658,207)   8,683,816
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09  Aaa  930,000  924,914
U.S. GOVERNMENT AGENCY - 0.2%
Federal National Mortgage Association
Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  698,156  702,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,624,030)   1,627,433
COMMERCIAL MORTGAGE SECURITIES - 4.2%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  2,380,000  2,387,809
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5444%, 11/16/26 (c)  Aaa  258,273  260,210
CBM Funding Corp. sequential pay:
Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  154,708  156,811
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  1,000,519
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
 6.675%, 5/15/03 (c)(d)  Baa  1,200,000  1,202,628
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal Deposit Insurance Corp. sequential pay:
Series 1994-C1 Class II-A2, 7.85%, 9/25/25  Aaa $ 977,158 $ 980,823
 Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  Aaa  2,829,249  2,833,832
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  791,155  793,627
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa  102,017  101,889
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
 6.9213%, 7/4/03 (d)  -  1,232,929  1,239,287
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)  Aaa  1,259,850  1,263,788
Resolution Trust Corp.:
floater Series 1993-C2 Class A-2,
 6.5575%, 3/25/25 (d)  Aaa  687,383  688,671
 floater Series 1994-C1 Class A-3,
 6.2375%, 6/25/26 (d)  Aaa  1,452,791  1,451,883
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  24,366  24,336
Structured Asset Securities Corp. sequential pay:
Series 1993-C1 Class A-1A, 6.60%, 10/25/24  AA+  187,646  187,616
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  Aaa  225,526  224,715
 Series 1996-C3 Class A, 6 3/4%, 6/25/30 (c)  Aaa  853,122  857,121
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $15,659,141)   15,655,565
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.6%
Ontario Province global bond 6 1/8%, 6/28/00  Aa3  1,200,000
1,205,304
Slovenian Republic euro 7%, 8/6/01  A3  4,750,000  4,714,375
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,949,021)   5,919,679
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank of Commerce
(NY Branch) yankee 6.20%, 8/1/00
(Cost $4,209,030)  Aa3  4,200,000  4,202,100
CASH EQUIVALENTS - 2.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $  10,314,813 $ 10,310,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $375,030,831)  $ 375,791,597
LEGEND
10. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
11. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
12. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,630,135 or 4.4% of net assets.
13. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
14. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 58.5% AAA, AA, A 55.9%
Baa 27.1% BBB  36.2%
Ba 8.2% BB  3.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $375,058,843. Net unrealized appreciation aggregated $732,754, of which $1,995,968 related to appreciated investment securities and $1,263,214 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $42,980,000 of which $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000, $2,265,000 and $2,843,000 will expire on October 31, 1998, 1999, 2000, 2001, 2002, 2003, 2004 and
2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 375,791,597
AGREEMENTS OF $10,310,000) (COST $375,030,831) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        50

RECEIVABLE FOR INVESTMENTS SOLD                                             1,132,861

INTEREST RECEIVABLE                                                         5,498,051

 TOTAL ASSETS                                                               382,422,559

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 2,739,539

PAYABLE FOR FUND SHARES REDEEMED                              890,608

DISTRIBUTIONS PAYABLE                                         401,171

ACCRUED MANAGEMENT FEE                                        135,761

DISTRIBUTION FEES PAYABLE                                     45,731

OTHER PAYABLES AND ACCRUED EXPENSES                           119,980

 TOTAL LIABILITIES                                                          4,332,790

NET ASSETS                                                                 $ 378,089,769

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 420,952,974

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                            (289,348)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       (43,334,623)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   760,766

NET ASSETS                                                                 $ 378,089,769



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                     $9.31
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($19,725,547 (DIVIDED BY) 2,118,125 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.31)                     $9.45

CLASS T:                                                                  $9.35
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($351,614,335 (DIVIDED BY) 37,598,152 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.35)                     $9.49

INSTITUTIONAL CLASS:                                                      $9.35
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($6,749,887 (DIVIDED BY) 721,886 SHARES)

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 27,552,087
INTEREST

EXPENSES

MANAGEMENT FEE                                          $ 1,715,958

TRANSFER AGENT FEES                                      872,748

DISTRIBUTION FEES                                        575,361

ACCOUNTING FEES AND EXPENSES                             159,567

NON-INTERESTED TRUSTEES' COMPENSATION                    6,570

CUSTODIAN FEES AND EXPENSES                              21,635

REGISTRATION FEES                                        95,376

AUDIT                                                    42,000

LEGAL                                                    2,373

MISCELLANEOUS                                            11,679

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,503,267

 EXPENSE REDUCTIONS                                      (56,276)      3,446,991

NET INVESTMENT INCOME                                                  24,105,096

REALIZED AND UNREALIZED GAIN (LOSS)                                    (3,013,450)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                   1,422,158
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        (1,591,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 22,513,804
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 24,105,096    $ 31,079,263
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (3,013,450)     (66,135)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        1,422,158       (5,191,796)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM        22,513,804      25,821,332
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (23,879,338)    (31,004,478)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (46,649,317)    (125,084,667)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (48,014,851)    (130,267,813)

NET ASSETS

 BEGINNING OF PERIOD                                         426,104,620     556,372,433

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS           $ 378,089,769   $ 426,104,620
OF NET INVESTMENT INCOME OF $289,348 AND
$591,234, RESPECTIVELY)


FINANCIAL HIGHLIGHTS CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 F

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370    $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .532       .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.021)     .081 E

 TOTAL FROM INVESTMENT OPERATIONS                        .511       .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.571)     (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.310    $ 9.370

TOTAL RETURN B, C                                        5.64%      1.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 19,726   $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% G     .90% A,
                                                                   G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.00%      6.27% A

PORTFOLIO TURNOVER RATE                                  105%       124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS CLASS T
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .578 B      .594 B      .403        .479        .732

 NET REALIZED AND UNREALIZED         (.036)      (.094)      .148        (.501)      .146
GAIN (LOSS)

 TOTAL FROM INVESTMENT               .542        .500        .551        (.022)      .878
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.572)      (.590)      (.407)      (.464)      (.738)

 IN EXCESS OF NET                    -           -           -           (.044)      -
INVESTMENT INCOME

 RETURN OF CAPITAL                   -           -           (.154)      (.080)      -

 TOTAL DISTRIBUTIONS                 (.572)      (.590)      (.561)      (.588)      (.738)

NET ASSET VALUE, END OF PERIOD      $ 9.350     $ 9.380     $ 9.470     $ 9.480     $ 10.090

TOTAL RETURN A                       5.97%       5.45%       6.05%       (.22)%      9.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000      $ 351,614   $ 416,700   $ 546,546   $ 787,926   $ 654,202
OMITTED)

RATIO OF EXPENSES TO AVERAGE NET     .89%        .88%        .89%        .97%        .95%
ASSETS

RATIO OF NET INVESTMENT INCOME       6.19%       6.29%       6.05%       5.91%       6.77%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              105%        124%        179%        108%        58%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370   $ 9.470   $ 9.450

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .589 D    .598 D    .137

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.023)    (.098)    .067

 TOTAL FROM INVESTMENT OPERATIONS                        .566      .500      .204

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.586)    (.600)    (.136)

 RETURN OF CAPITAL                                       -         -         (.048)

 TOTAL DISTRIBUTIONS                                     (.586)    (.600)    (.184)

NET ASSET VALUE, END OF PERIOD                          $ 9.350   $ 9.370   $ 9.470

TOTAL RETURN B, C                                        6.24%     5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 6,750   $ 9,200   $ 9,827

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75% F    .80% F    .85% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30%     6.37%     6.10% A

PORTFOLIO TURNOVER RATE                                  105%      124%      179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




28. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
29. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
30. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $404,492,398 and $456,719,310, respectively, of which U.S. government and government agency obligations aggregated $203,659,454 and $283,482,450, respectively.
31. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 4,666     $ 4,666

CLASS T     570,695     570,695

           $ 575,361   $ 575,361

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.

SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 15,709    $ 12,285

CLASS T     278,405     215,278

           $ 294,114   $ 227,563

TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC*     $ 8,496     .27%

CLASS T**               FIIOC*      851,344    .22%

INSTITUTIONAL CLASS     FIIOC*      12,908     .22%

                                   $ 872,748

L FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
32. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 28,879

INSTITUTIONAL CLASS    .75%           15,848

                                     $ 44,727

In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,549 under the custodian arrangement.
33. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED

                               OCTOBER 31,   OCTOBER 31,
                               1997          1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 185,833      $ 1,434

CLASS T

FROM NET INVESTMENT INCOME     23,319,675     30,327,901

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     373,830        675,143

                              $ 23,879,338   $ 31,004,478

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
34. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1997            1996 A          1997             1996 A



CLASS A                           2,306,357       23,644         $ 21,425,255     $ 220,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,547           152             42,258           1,421

SHARES REDEEMED                   (214,574)       (2,001)         (2,004,901)      (18,626)

NET INCREASE (DECREASE)           2,096,330       21,795         $ 19,462,612     $ 203,018

CLASS T                           18,782,631      16,400,676     $ 175,250,208    $ 154,169,354
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,976,051       2,602,490       18,435,965       24,457,228

SHARES REDEEMED                   (27,605,815)    (32,291,505)    (257,378,530)    (303,417,559)

NET INCREASE (DECREASE)           (6,847,133)     (13,288,339)   $ (63,692,357)   $ (124,790,977)

INSTITUTIONAL CLASS               500,009         706,911        $ 4,670,792      $ 6,663,694
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     33,143          62,772          309,411          589,181

SHARES REDEEMED                   (792,628)       (825,831)       (7,399,775)      (7,749,583)

NET INCREASE (DECREASE)           (259,476)       (56,148)       $ (2,419,572)    $ (496,708)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
35. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 29,239

CLASS T                 48,294

INSTITUTIONAL CLASS     17,843

                       $ 95,376

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    35   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional
Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee.
Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME -                      6.24%    29.42%   96.53%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-3 YEAR                          6.51%    31.92%   104.23%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE         6.12%    30.53%   98.65%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR SHORT FIXED-INCOME -                6.24%    5.29%    6.99%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-3 YEAR                    6.51%    5.70%    7.40%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   6.12%    5.47%    7.09%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 110030 S00000000000001
             FA Short Fixed Inc -CL I    LB 1-3 Year Govt/Corp
             00643                       LB013
  1987/10/31      10000.00                    10000.00
  1987/11/30      10069.89                    10066.74
  1987/12/31      10130.66                    10136.70
  1988/01/31      10263.71                    10289.44
  1988/02/29      10365.43                    10379.28
  1988/03/31      10398.46                    10402.39
  1988/04/30      10411.15                    10416.19
  1988/05/31      10403.43                    10412.01
  1988/06/30      10508.81                    10516.30
  1988/07/31      10510.22                    10523.68
  1988/08/31      10553.89                    10550.31
  1988/09/30      10659.26                    10672.57
  1988/10/31      10755.65                    10780.07
  1988/11/30      10724.20                    10754.40
  1988/12/31      10757.28                    10779.10
  1989/01/31      10844.96                    10865.74
  1989/02/28      10864.12                    10868.31
  1989/03/31      10918.74                    10912.27
  1989/04/30      11037.26                    11089.40
  1989/05/31      11187.83                    11246.95
  1989/06/30      11369.91                    11454.56
  1989/07/31      11563.48                    11625.27
  1989/08/31      11480.96                    11559.49
  1989/09/30      11540.19                    11627.52
  1989/10/31      11712.06                    11808.82
  1989/11/30      11804.06                    11914.39
  1989/12/31      11866.05                    11961.56
  1990/01/31      11839.19                    11974.07
  1990/02/28      11887.05                    12037.61
  1990/03/31      11949.96                    12075.79
  1990/04/30      11960.86                    12105.96
  1990/05/31      12148.83                    12293.03
  1990/06/30      12242.82                    12422.99
  1990/07/31      12387.81                    12573.48
  1990/08/31      12367.99                    12618.08
  1990/09/30      12398.83                    12712.75
  1990/10/31      12367.18                    12843.99
  1990/11/30      12445.08                    12969.45
  1990/12/31      12562.49                    13121.23
  1991/01/31      12524.72                    13239.96
  1991/02/28      12654.66                    13335.58
  1991/03/31      12880.64                    13432.49
  1991/04/30      13068.13                    13564.05
  1991/05/31      13201.51                    13648.76
  1991/06/30      13266.04                    13699.46
  1991/07/31      13357.18                    13819.79
  1991/08/31      13581.40                    14007.19
  1991/09/30      13721.90                    14158.00
  1991/10/31      13875.06                    14310.42
  1991/11/30      14015.42                    14455.14
  1991/12/31      14242.25                    14673.66
  1992/01/31      14300.66                    14658.58
  1992/02/29      14397.06                    14705.11
  1992/03/31      14464.27                    14701.90
  1992/04/30      14558.09                    14836.35
  1992/05/31      14709.01                    14975.29
  1992/06/30      14844.20                    15128.35
  1992/07/31      15028.79                    15305.80
  1992/08/31      15156.42                    15429.34
  1992/09/30      15281.77                    15575.34
  1992/10/31      15184.79                    15481.65
  1992/11/30      15191.87                    15459.83
  1992/12/31      15325.50                    15605.83
  1993/01/31      15557.75                    15772.37
  1993/02/28      15747.03                    15901.04
  1993/03/31      15848.14                    15952.70
  1993/04/30      15928.34                    16052.82
  1993/05/31      15995.95                    16016.24
  1993/06/30      16156.57                    16137.53
  1993/07/31      16252.13                    16174.43
  1993/08/31      16411.58                    16309.84
  1993/09/30      16468.27                    16362.47
  1993/10/31      16570.80                    16400.65
  1993/11/30      16638.99                    16405.47
  1993/12/31      16780.50                    16471.89
  1994/01/31      16885.20                    16576.82
  1994/02/28      16747.41                    16476.38
  1994/03/31      16363.82                    16391.67
  1994/04/30      16277.54                    16329.42
  1994/05/31      16375.55                    16351.56
  1994/06/30      16246.67                    16394.56
  1994/07/31      16394.87                    16543.77
  1994/08/31      16527.96                    16599.60
  1994/09/30      16521.60                    16562.70
  1994/10/31      16534.21                    16600.56
  1994/11/30      16562.61                    16530.93
  1994/12/31      16215.14                    16562.38
  1995/01/31      16335.79                    16789.89
  1995/02/28      16538.20                    17022.21
  1995/03/31      16625.14                    17118.79
  1995/04/30      16760.49                    17273.78
  1995/05/31      17062.04                    17572.84
  1995/06/30      17142.39                    17668.46
  1995/07/31      17222.57                    17739.06
  1995/08/31      17327.78                    17846.55
  1995/09/30      17412.99                    17934.80
  1995/10/31      17539.92                    18083.69
  1995/11/30      17685.21                    18239.31
  1995/12/31      17818.41                    18377.62
  1996/01/31      17953.05                    18534.85
  1996/02/29      17894.26                    18464.25
  1996/03/31      17860.71                    18450.78
  1996/04/30      17862.63                    18469.39
  1996/05/31      17900.78                    18512.07
  1996/06/30      18032.07                    18647.48
  1996/07/31      18087.86                    18720.00
  1996/08/31      18143.87                    18788.99
  1996/09/30      18296.51                    18960.98
  1996/10/31      18495.71                    19175.01
  1996/11/30      18653.62                    19318.77
  1996/12/31      18653.52                    19321.97
  1997/01/31      18730.84                    19415.35
  1997/02/28      18783.10                    19463.48
  1997/03/31      18763.79                    19448.40
  1997/04/30      18901.96                    19607.88
  1997/05/31      19022.67                    19744.90
  1997/06/30      19162.35                    19882.24
  1997/07/31      19386.97                    20103.00
  1997/08/31      19384.85                    20121.94
  1997/09/30      19525.10                    20276.92
  1997/10/31      19649.83                    20422.92
IMATRL PRASUN   SHR__CHT 19971031 19971113 110033 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1987, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $19,653 - a 96.53% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,423 - a 104.23% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                              1997     1996     1995      1994      1993

DIVIDEND RETURN               6.45%    6.51%    6.21% A   5.82% A   7.72%

CAPITAL APPRECIATION RETURN   -0.21%   -1.06%   -0.11%    -6.04%    1.41%

TOTAL RETURN                  6.24%    5.45%    6.10%     -0.22%    9.13%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              4.97(CENTS)   29.27(CENTS)   58.61(CENTS)

ANNUALIZED DIVIDEND RATE         6.27%         6.23%          6.28%

30-DAY ANNUALIZED YIELD          5.77%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.34 over the past one month, $9.32 over the past six months, and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, INSTITUTIONAL CLASS DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 4.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary
nemesis - rising inflation -
remained in check throughout
most of the 12 months that ended
October 31, 1997, translating into
a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during
the period. Through the first half of
the period, bonds suffered from the
perception of an accelerating
economy and, in turn, that
inflation would make an
appearance. The Federal Reserve
Board raised a key short-term
interest rate in March, in an
attempt to curb any potential hints of
inflation. For the most part, though,
investors had been anticipating this
hike. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of these
gains evaporated in August - as
inflation fears cropped up again -
a strong September and October
helped ease the pain. The bond
market attracted wary stock
investors in October, as the U.S.
equity market stumbled due to
overseas developments. Treasuries,
in particular, performed well
toward the end of the period.
Relative interest-rate stability
provided a fairly positive backdrop
for mortgage-backed securities, as
the Salomon Brothers Mortgage
Index returned 8.91% over the
12-month period. Sustained
economic growth and demand for
higher yields helped corporate
bonds, as the Lehman Brothers
Corporate Bond Index returned
9.25% over the same period.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares returned 6.24%. During the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 6.51%. The short investment grade debt funds average, as tracked by Lipper Analytical Services, returned 6.12% during the 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund benefited from maintaining overweighted positions, relative to the index, in corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS) - three sectors that offered yield advantages over comparable Treasuries during the period. Asset-backed securities are bonds backed by a pool of loans such as credit cards, while CMBS issues are bonds backed by loans on commercial property such as office buildings or retail malls. Selecting strong securities and issuers in the corporate sector also helped the fund perform reasonably well.
Q. HOW WERE THE FUND'S ASSETS ALLOCATED DURING THE PERIOD?
A. Corporate bonds, including asset-backed securities, continued to represent a large portion of the fund - about 68% at the end of the period. Roughly one-third of the fund was invested in corporate securities with ratings below single-A because I felt the companies I selected had the most potential for credit improvement. As the rating of a bond improves, its price increases and its yield decreases relative to Treasuries. This is known as spread tightening, as the yield moves closer to the yield offered by comparable Treasuries, providing the fund and the investor a return advantage.
Q. DID YOU TARGET ANY PARTICULAR SECTORS IN THE CORPORATE BOND MARKET?
A. I focused the fund's exposure to securities with three- to five-year maturities in the cable, telecommunications and media industries. In fact, a large component of the fund's return came from those areas of the corporate bond market, as the companies improved their credit profiles and consequently benefited from increased valuations relative to comparable Treasuries. Generally, longer-maturity bonds - in the case of this fund, bonds with maturities greater than three years - enjoy more price appreciation from spread tightening than shorter-maturity bonds do. In the shorter-maturity areas, I focused on banks and finance companies. In combination with the longer-maturity corporate securities, these shorter-maturity issues helped me maintain an average maturity below three years, keeping the volatility of the fund relatively low versus the overall bond market.
Q. HOW DID ASSET-BACKED AND MORTGAGE-BACKED SECURITIES PERFORM?
A. The fund's investments in asset-backed securities have remained relatively stable, at about 18% of the portfolio. The bulk of the position in this sector was invested in very high-quality securities - mostly Aaa-rated. These asset-backed bonds - which are classified as corporate bonds under the finance industry - were a stable component of the fund's returns. Within the mortgage sector, I primarily focused on CMBS bonds. The market for these securities gained considerable acceptance among investors, leading to better returns for the issues. At the end of the period, about 7% of the fund was invested in mortgage-backed securities, with a majority of those assets invested in CMBS issues.
Q. WHAT'S YOUR OUTLOOK FOR THE OVERALL BOND MARKET?
A. I think caution will be the name of the game going into the next 12 months. Given the solid performance of many of the spread sectors - meaning segments of the fixed-income market that can offer yield advantages, or spreads, over comparable Treasuries - I think there's less room for them to do much better in the near future. In light of this, I take comfort in the fact that more than 61% of the fund was invested in securities that are A-rated or better. Going forward, I intend to be more cautious with the fund's core corporate holdings by targeting the higher-quality issues. This is particularly true in a period where yield advantages offered by non-Treasury securities are so narrow.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 3    40.7
                    8
                    .
                    9

AA                  7    5.3
                    .
                    2

A                   1    16.7
                    5
                    .
                    1

BAA                 2    26.1
                    7
                    .
                    1

BA                  8    7.0
                    .
                    1

NOT RATED           0    1.4
                    .
                    9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   2.2   2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   1.7   1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

CORPORATE BONDS 68.8%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS 18.9%
MORTGAGE-BACKED
SECURITIES 6.9%
FOREIGN GOVERNMENT
OBLIGATIONS 1.6%
SHORT-TERM
INVESTMENTS 2.7%
OTHER 1.1%
CORPORATE BONDS 67.1%
U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS 16.4%
MORTGAGE-BACKED
SECURITIES 11.3%
FOREIGN GOVERNMENT
OBLIGATIONS 1.3%
SHORT-TERM
INVESTMENTS 2.8%
OTHER 1.1%
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 2.6
ROW: 1, COL: 4, VALUE: 6.9
ROW: 1, COL: 5, VALUE: 17.9
ROW: 1, COL: 6, VALUE: 66.8
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 2.3
ROW: 1, COL: 4, VALUE: 10.3
ROW: 1, COL: 5, VALUE: 15.4
ROW: 1, COL: 6, VALUE: 65.09999999999999

* FOREIGN
 INVESTMENTS 4.8%
** FOREIGN
 INVESTMENTS 3.8%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 68.8%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 3,975,260
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,494,001
ENERGY - 1.5%
OIL & GAS - 1.5%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  700,000  699,531
Pennzoil Co. 9 5/8%, 11/15/99  Baa  830,000  885,361
Tosco Corp. 7%, 7/15/00  Baa  3,150,000  3,213,567
USX Corp. 6 3/8%, 7/15/98  Baa  651,000  652,341
  5,450,800
FINANCE - 38.0%
ASSET-BACKED SECURITIES - 18.3%
Capital Equipment Receivables Trust 6.57%,
3/15/01  Aa3  1,020,000  1,031,342
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  4,646,968  4,680,333
 6.45%, 9/15/02   A3  1,400,000  1,389,500
 5.85%, 2/15/03  A3  800,000  791,600
Caterpillar Financial Asset Trust 6.55%, 5/22/02 A3 480,000 484,350 Chase Manhattan Corp. 6.45%, 3/29/01 Aaa 2,020,000 2,026,313
Chevy Chase Auto Receivables Trust
6.20%, 3/20/04  Aaa  1,270,750  1,273,728
Contimortgage Home Equity Loan Trust 6.26%,
7/15/12   Aaa  3,750,000  3,753,516
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  634,679  639,439
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  654,264
Fidelity Funding Auto Trust 6.99%, 11/15/02 (c)  Aaa  712,224  717,788
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  2,178,529  2,181,252
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00   Aaa  1,360,403  1,368,471
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  275,061  273,771
 5.80%, 2/15/27  Aaa  2,702,023  2,697,781
 6.10%, 4/15/27  Aaa  2,269,905  2,270,609
 6.45%, 5/15/27  Aaa  1,550,000  1,555,317
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.: - continued
 6 1/2%, 6/15/27   Aaa $ 980,000 $ 984,586
 6.65%, 7/15/27  Aaa  1,889,017  1,894,910
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  132,498  132,140
Norwest Automobile Trust 6.30%, 5/15/03   A2  1,424,000  1,430,675
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  1,710,000  1,702,742
 6 1/8%, 11/15/04   Aaa  1,042,549  1,057,436
Onyx Acceptance Grantor Trust 6.20%, 6/15/03  Aaa  2,135,136
2,139,791
Petroleum Enhanced Trust Receivables
Offering Petroleum Trust 6.1875%, 2/5/03 (c)  Baa  2,709,527
2,709,527
Premier Auto Trust:
4.95%, 2/2/99   A2  321,257  320,152
 8.05%, 4/4/00  Aaa  6,200,000  6,269,774
 6%, 5/6/00   Aaa  1,240,000  1,240,769
 6.35%, 7/6/00  A3  1,980,000  1,984,950
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  1,154,345  1,154,345
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  18,741  18,724
Standard Credit Card Master Trust I:
7.65%, 2/15/00  A2  800,000  803,750
 6 3/4%, 6/7/00  Aaa  4,830,000  4,851,107
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  457,164  457,450
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa  248,506  248,157
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa  179,588  180,093
 7.275%, 10/10/00  Baa  186,374  187,161
 8.20%, 1/10/01  Baa  204,892  207,742
Western Financial Grantor Trust:
6.20%, 2/1/02   Aaa  716,501  720,576
 5 7/8%, 3/1/02   Aaa  1,672,230  1,695,780
WFS Financial Owner Trust:
6.40%, 7/20/02  Aaa  3,460,000  3,462,163
 7.05%, 11/20/03  Aaa  3,160,000  3,218,594
 6.90%, 12/20/03  Aaa  1,990,000  2,039,528
  68,901,996
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 8.1%
Banc One Corp. 6.70%, 3/24/00  Aa3 $ 1,600,000 $ 1,621,664
Banco Latinoamericano Exportaciones
SA euro:
 6.45%, 9/13/99 (c)  Baa  1,190,000  1,200,079
  6.90%, 12/4/99 (c)  Baa  700,000  708,316
Bank South Corp. 10.20%, 6/1/99  A3  2,000,000  2,124,600
BanPonce Corp.:
6.378%, 4/8/99  A3  1,100,000  1,101,540
 6.488%, 3/3/00  A3  1,000,000  1,009,060
BanPonce Financial Corp.:
6.642%, 4/8/99  A3  1,730,000  1,748,892
 7.65%, 5/3/00  A3  1,260,000  1,295,280
 6.88%, 6/16/00  A3  650,000  661,999
Capital One Bank 8 1/8%, 3/1/00  Baa  2,589,000  2,695,253
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  970,000  1,029,015
First USA Bank:
5 3/4%, 1/15/99  Aa2  5,600,000  5,588,968
 6 1/2%, 12/23/99  Aa2  2,200,000  2,218,568
Kansallis-Osake-Pankki 10%, 5/1/02  A3  1,000,000  1,140,440
KeyCorp. 7.45%, 4/5/00  A-  1,500,000  1,539,750
Union Planters National Bank:
6.29%, 8/20/98  A3  2,210,000  2,215,525
 6.53%, 8/20/99  A3  2,400,000  2,412,000
  30,310,949
CREDIT & OTHER FINANCE - 11.3%
AT&T Capital Corp.:
6.65%, 4/30/99  Baa  3,050,000  3,080,470
 6.16%, 12/3/99  Baa  2,370,000  2,371,683
Aristar, Inc. 7 1/2%, 7/1/99  Baa  2,540,000  2,595,880
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  1,380,000  1,387,687
 7.35%, 7/6/99  Aa3  3,600,000  3,687,660
 6 3/8%, 8/15/99  Aa3  1,500,000  1,507,500
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  642,700
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  2,300,000  2,310,350
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa  2,506,442  2,538,524
Finova Capital Corp.:
6.38%, 4/15/99  Baa  3,000,000  3,022,230
 6.27%, 9/29/00  Baa  1,730,000  1,737,612
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
General Motors Acceptance Corp.:
5.45%, 3/1/99  A3 $ 3,650,000 $ 3,623,684
 6.55%, 4/23/99  A3  5,840,000  5,890,808
 6 3/8%, 4/26/99  A3  900,000  905,652
MCN Investment Corp. 5.84%, 2/1/99  Baa  1,640,000  1,643,772
North American Mortgage Co. 5.80%, 11/2/98  Baa  1,000,000  996,730
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa  1,740,000  1,753,972
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  2,500,000  2,512,525
Union Acceptance Corp. 7.075%, 7/10/02  Baa  302,935  304,828
  42,514,267
SAVINGS & LOANS - 0.3%
Long Island Savings Bank FSB Melville NY
7%, 6/13/02  Baa  970,000  972,425
TOTAL FINANCE   142,699,637
MEDIA & LEISURE - 6.8%
BROADCASTING - 6.8%
Bell Cablemedia PLC yankee:
0%, 7/15/04 (b)  Baa  1,180,000  1,097,400
 0%, 9/15/05 (b)  Baa  1,000,000  865,000
Continental Cablevision, Inc. 8 1/2%, 9/15/01  Baa  2,960,000
3,143,106
TCI Communications, Inc.:
6 3/8%, 9/15/99  Ba1  6,000,000  6,001,140
 7 3/8%, 2/15/00  Ba1  2,465,000  2,514,793
Tele-Communications, Inc. 9%, 1/2/02  Ba1  970,000  1,050,520
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  2,240,000  2,246,384
 7.95%, 2/1/00  Ba1  8,340,000  8,617,138
  25,535,481
NONDURABLES - 3.5%
FOODS - 1.9%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa  2,250,000  2,281,298
Nabisco, Inc. 8%, 1/15/00  Baa  4,600,000  4,763,714
  7,045,012
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.6%
Philip Morris Companies, Inc.:
7 3/8%, 2/15/99  A2 $ 850,000 $ 862,495
 7 1/8%, 12/1/99  A2  2,000,000  2,034,820
 7 1/4%, 9/15/01  A2  1,900,000  1,956,145
RJR Nabisco, Inc. 8%, 1/15/00  Baa  1,320,000  1,345,806
  6,199,266
TOTAL NONDURABLES   13,244,278
RETAIL & WHOLESALE - 2.6%
GENERAL MERCHANDISE STORES - 2.4%
Dayton Hudson Corp.:
10%, 12/1/00  Baa  1,070,000  1,176,786
 6.80%, 10/1/01  Baa  1,950,000  1,991,828
Federated Department Stores, Inc.:
10%, 2/15/01  Baa  2,350,000  2,609,323
 8 1/8%, 10/15/02  Baa  1,860,000  1,997,975
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,350,000  1,372,856
  9,148,768
GROCERY STORES - 0.2%
American Stores Co.:
8 1/4%, 4/21/98  Baa  300,000  302,757
 8.44%, 4/24/98  Baa  300,000  303,090
  605,847
TOTAL RETAIL & WHOLESALE   9,754,615
TECHNOLOGY - 3.5%
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Comdisco, Inc.:
5 3/4%, 1/19/99  Baa  2,010,000  2,009,477
 6.18%, 2/12/99  Baa  1,740,000  1,748,248
 6 1/2%, 4/30/99  Baa  4,250,000  4,269,465
 6.86%, 7/29/99  Baa  5,210,000  5,273,562
  13,300,752
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TRANSPORTATION - 4.0%
AIR TRANSPORTATION - 4.0%
AMR Corp.:
7 3/4%, 12/1/97  Baa $ 6,810,000 $ 6,818,376
 9 1/2%, 7/15/98  Baa  1,540,000  1,578,438
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa  3,370,000  3,390,355
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa  3,430,000  3,431,612
  15,218,781
UTILITIES - 7.4%
CELLULAR - 0.8%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  2,770,000  2,804,487
ELECTRIC UTILITY - 1.7%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa  2,500,000  2,508,300
Ohio Edison Co.:
8 3/4%, 2/15/98  Baa  1,190,000  1,199,115
 7 3/8%, 9/15/02  Baa  1,200,000  1,243,512
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa  1,100,000
1,126,642
United Illuminating Co. 7 3/8%, 1/15/98  Baa  450,000  451,422
  6,528,991
GAS - 2.7%
Arkla, Inc.:
8.60%, 9/15/98  Ba2  500,000  508,495
 8.43%, 9/17/98  Ba1  560,000  568,792
 8 7/8%, 7/15/99  Baa  7,000,000  7,319,130
Florida Gas Transmission Co. 7 3/4%,
11/1/97 (c)  BBB  1,630,000  1,630,000
  10,026,417
TELEPHONE SERVICES - 2.2%
Brooks Fiber Properties, Inc.
11 7/8%, 11/1/06  -  2,555,000  1,999,288
WorldCom, Inc.:
9 3/8%, 1/15/04  Ba1  1,606,000  1,710,486
 7.55%, 4/1/04  Ba1  3,580,000  3,710,849
 8 7/8%, 1/15/06  Ba1  811,000  884,566
  8,305,189
TOTAL UTILITIES   27,665,084
TOTAL NONCONVERTIBLE  BONDS
(Cost $257,766,742)   258,338,689
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 18.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 14.5%
5 1/2%, 11/15/98  Aaa $ 2,870,000 $ 2,866,872
5 7/8%, 1/31/99  Aaa  10,780,000  10,812,017
8 7/8%, 2/15/99  Aaa  8,130,000  8,452,680
7 3/4%, 12/31/99  Aaa  12,307,000  12,822,294
6 7/8%, 3/31/00  Aaa  2,987,000  3,065,409
5 3/4%, 10/31/00  Aaa  6,305,000  6,308,909
7 7/8%, 8/15/01  Aaa  5,270,000  5,643,011
10 3/4%, 5/15/03  Aaa  3,785,000  4,657,329
  54,628,521
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal National Mortgage Association
4.95%, 9/30/98  Aaa  4,000,000  3,973,120
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  5,883,248  6,249,480
  Class T-3, 9 5/8%, 5/15/02  Aaa  538,917  571,203
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
 6.61%, 9/15/99  Aaa  330,728  332,936
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
 6.88%, 1/26/03  Aaa  776,471  792,155
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,240,200  1,268,899
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
 7 3/4%, 11/15/99  Aaa  3,124,000  3,238,001
  16,425,794
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,854,660)   71,054,315
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.3%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
7%, 9/1/99 to 8/1/01  Aaa $ 2,077,871 $ 2,105,207
12%, 11/1/19  Aaa  163,399  187,783
  2,292,990
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
11 1/2%, 11/1/15  Aaa  605,205  686,847
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
11%, 12/15/09 to 2/15/16  Aaa  3,130,719  3,519,775
11 1/2%, 8/15/13 to 11/15/15  Aaa  867,763  1,000,866
12%, 2/15/16  Aaa  1,011,383  1,183,338
  5,703,979
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $8,658,207)   8,683,816
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09  Aaa  930,000  924,914
U.S. GOVERNMENT AGENCY - 0.2%
Federal National Mortgage Association
Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  698,156  702,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,624,030)   1,627,433
COMMERCIAL MORTGAGE SECURITIES - 4.2%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  2,380,000  2,387,809
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5444%, 11/16/26 (c)  Aaa  258,273  260,210
CBM Funding Corp. sequential pay:
Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  154,708  156,811
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  1,000,519
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
 6.675%, 5/15/03 (c)(d)  Baa  1,200,000  1,202,628
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal Deposit Insurance Corp. sequential pay:
Series 1994-C1 Class II-A2, 7.85%, 9/25/25  Aaa $ 977,158 $ 980,823
 Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  Aaa  2,829,249  2,833,832
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  791,155  793,627
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa  102,017  101,889
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
 6.9213%, 7/4/03 (d)  -  1,232,929  1,239,287
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)  Aaa  1,259,850  1,263,788
Resolution Trust Corp.:
floater Series 1993-C2 Class A-2,
 6.5575%, 3/25/25 (d)  Aaa  687,383  688,671
 floater Series 1994-C1 Class A-3,
 6.2375%, 6/25/26 (d)  Aaa  1,452,791  1,451,883
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  24,366  24,336
Structured Asset Securities Corp. sequential pay:
Series 1993-C1 Class A-1A, 6.60%, 10/25/24  AA+  187,646  187,616
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  Aaa  225,526  224,715
 Series 1996-C3 Class A, 6 3/4%, 6/25/30 (c)  Aaa  853,122  857,121
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $15,659,141)   15,655,565
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.6%
Ontario Province global bond 6 1/8%, 6/28/00  Aa3  1,200,000
1,205,304
Slovenian Republic euro 7%, 8/6/01  A3  4,750,000  4,714,375
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,949,021)   5,919,679
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank of Commerce
(NY Branch) yankee 6.20%, 8/1/00
(Cost $4,209,030)  Aa3  4,200,000  4,202,100
CASH EQUIVALENTS - 2.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $  10,314,813 $ 10,310,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $375,030,831)  $ 375,791,597
LEGEND
15. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
16. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
17. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,630,135 or 4.4% of net assets.
18. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
19. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 58.5% AAA, AA, A 55.9%
Baa 27.1% BBB  36.2%
Ba 8.2% BB  3.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $375,058,843. Net unrealized appreciation aggregated $732,754, of which $1,995,968 related to appreciated investment securities and $1,263,214 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $42,980,000 of which $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000, $2,265,000 and $2,843,000 will expire on October 31, 1998, 1999, 2000, 2001, 2002, 2003, 2004 and
2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 375,791,597
AGREEMENTS OF $10,310,000) (COST $375,030,831) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        50

RECEIVABLE FOR INVESTMENTS SOLD                                             1,132,861

INTEREST RECEIVABLE                                                         5,498,051

 TOTAL ASSETS                                                               382,422,559

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 2,739,539

PAYABLE FOR FUND SHARES REDEEMED                              890,608

DISTRIBUTIONS PAYABLE                                         401,171

ACCRUED MANAGEMENT FEE                                        135,761

DISTRIBUTION FEES PAYABLE                                     45,731

OTHER PAYABLES AND ACCRUED EXPENSES                           119,980

 TOTAL LIABILITIES                                                          4,332,790

NET ASSETS                                                                 $ 378,089,769

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 420,952,974

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                            (289,348)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       (43,334,623)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   760,766

NET ASSETS                                                                 $ 378,089,769


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                     $9.31
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($19,725,547 (DIVIDED BY) 2,118,125 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.31)                     $9.45

CLASS T:                                                                  $9.35
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($351,614,335 (DIVIDED BY) 37,598,152 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.35)                     $9.49

INSTITUTIONAL CLASS:                                                      $9.35
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($6,749,887 (DIVIDED BY) 721,886 SHARES)

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 27,552,087
INTEREST

EXPENSES

MANAGEMENT FEE                                          $ 1,715,958

TRANSFER AGENT FEES                                      872,748

DISTRIBUTION FEES                                        575,361

ACCOUNTING FEES AND EXPENSES                             159,567

NON-INTERESTED TRUSTEES' COMPENSATION                    6,570

CUSTODIAN FEES AND EXPENSES                              21,635

REGISTRATION FEES                                        95,376

AUDIT                                                    42,000

LEGAL                                                    2,373

MISCELLANEOUS                                            11,679

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,503,267

 EXPENSE REDUCTIONS                                      (56,276)      3,446,991

NET INVESTMENT INCOME                                                  24,105,096

REALIZED AND UNREALIZED GAIN (LOSS)                                    (3,013,450)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                   1,422,158
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        (1,591,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 22,513,804
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 24,105,096    $ 31,079,263
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (3,013,450)     (66,135)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        1,422,158       (5,191,796)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM        22,513,804      25,821,332
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (23,879,338)    (31,004,478)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (46,649,317)    (125,084,667)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (48,014,851)    (130,267,813)

NET ASSETS

 BEGINNING OF PERIOD                                         426,104,620     556,372,433

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS           $ 378,089,769   $ 426,104,620
OF NET INVESTMENT INCOME OF $289,348 AND
$591,234, RESPECTIVELY)


FINANCIAL HIGHLIGHTS CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 F

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370    $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .532       .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.021)     .081 E

 TOTAL FROM INVESTMENT OPERATIONS                        .511       .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.571)     (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.310    $ 9.370

TOTAL RETURN B, C                                        5.64%      1.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 19,726   $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% G     .90% A,
                                                                   G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.00%      6.27% A

PORTFOLIO TURNOVER RATE                                  105%       124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS CLASS T
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .578 B      .594 B      .403        .479        .732

 NET REALIZED AND UNREALIZED         (.036)      (.094)      .148        (.501)      .146
GAIN (LOSS)

 TOTAL FROM INVESTMENT               .542        .500        .551        (.022)      .878
OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.572)      (.590)      (.407)      (.464)      (.738)

 IN EXCESS OF NET                    -           -           -           (.044)      -
INVESTMENT INCOME

 RETURN OF CAPITAL                   -           -           (.154)      (.080)      -

 TOTAL DISTRIBUTIONS                 (.572)      (.590)      (.561)      (.588)      (.738)

NET ASSET VALUE, END OF PERIOD      $ 9.350     $ 9.380     $ 9.470     $ 9.480     $ 10.090

TOTAL RETURN A                       5.97%       5.45%       6.05%       (.22)%      9.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000      $ 351,614   $ 416,700   $ 546,546   $ 787,926   $ 654,202
OMITTED)

RATIO OF EXPENSES TO AVERAGE NET     .89%        .88%        .89%        .97%        .95%
ASSETS

RATIO OF NET INVESTMENT INCOME       6.19%       6.29%       6.05%       5.91%       6.77%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              105%        124%        179%        108%        58%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370   $ 9.470   $ 9.450

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .589 D    .598 D    .137

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.023)    (.098)    .067

 TOTAL FROM INVESTMENT OPERATIONS                        .566      .500      .204

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.586)    (.600)    (.136)

 RETURN OF CAPITAL                                       -         -         (.048)

 TOTAL DISTRIBUTIONS                                     (.586)    (.600)    (.184)

NET ASSET VALUE, END OF PERIOD                          $ 9.350   $ 9.370   $ 9.470

TOTAL RETURN B, C                                        6.24%     5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 6,750   $ 9,200   $ 9,827

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75% F    .80% F    .85% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30%     6.37%     6.10% A

PORTFOLIO TURNOVER RATE                                  105%      124%      179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




36. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
37. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
38. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $404,492,398 and $456,719,310, respectively, of which U.S. government and government agency obligations aggregated $203,659,454 and $283,482,450, respectively.
39. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 4,666     $ 4,666

CLASS T     570,695     570,695

           $ 575,361   $ 575,361

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.

SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 15,709    $ 12,285

CLASS T     278,405     215,278

           $ 294,114   $ 227,563

TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC*     $ 8,496     .27%

CLASS T**               FIIOC*      851,344    .22%

INSTITUTIONAL CLASS     FIIOC*      12,908     .22%

                                   $ 872,748

B FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
40. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 28,879

INSTITUTIONAL CLASS    .75%           15,848

                                     $ 44,727

In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,549 under the custodian arrangement.
41. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED

                               OCTOBER 31,   OCTOBER 31,
                               1997          1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 185,833      $ 1,434

CLASS T

FROM NET INVESTMENT INCOME     23,319,675     30,327,901

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME     373,830        675,143

                              $ 23,879,338   $ 31,004,478

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
42. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1997            1996 A          1997             1996 A



CLASS A                           2,306,357       23,644         $ 21,425,255     $ 220,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,547           152             42,258           1,421

SHARES REDEEMED                   (214,574)       (2,001)         (2,004,901)      (18,626)

NET INCREASE (DECREASE)           2,096,330       21,795         $ 19,462,612     $ 203,018

CLASS T                           18,782,631      16,400,676     $ 175,250,208    $ 154,169,354
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,976,051       2,602,490       18,435,965       24,457,228

SHARES REDEEMED                   (27,605,815)    (32,291,505)    (257,378,530)    (303,417,559)

NET INCREASE (DECREASE)           (6,847,133)     (13,288,339)   $ (63,692,357)   $ (124,790,977)

INSTITUTIONAL CLASS               500,009         706,911        $ 4,670,792      $ 6,663,694
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     33,143          62,772          309,411          589,181

SHARES REDEEMED                   (792,628)       (825,831)       (7,399,775)      (7,749,583)

NET INCREASE (DECREASE)           (259,476)       (56,148)       $ (2,419,572)    $ (496,708)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
43. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 29,239

CLASS T                 48,294

INSTITUTIONAL CLASS     17,843

                       $ 95,376

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)